UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6652
Artio Global Investment Funds

(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, New York	10017

(Address of principal executive offices)	(Zip code)
Anthony Williams, President, 330 Madison Avenue, New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 297-3600
Date of fiscal year end: 10/31/2009
Date of reporting period: 04/30/2009

Item 1. Reports to Stockholders.

Semi-Annual Report
Artio Global Funds
Artio Global Equity Fund Inc.
Artio International Equity Fund
Artio International Equity Fund II
Artio Total Return Bond Fund
Artio Global High Income Fund
Artio U.S. Microcap Fund
Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund
Artio U.S. Multicap Fund
April 30, 2009

Shareholder Letter	1

Shareholder Expenses	4

Portfolio of Investments:
Artio Global Equity Fund Inc.	8
Artio International Equity Fund	19
Artio International Equity Fund II	38
Artio Total Return Bond Fund	52
Artio Global High Income Fund	68
Artio U.S. Microcap Fund	85
Artio U.S. Smallcap Fund	89
Artio U.S. Midcap Fund	93
Artio U.S. Multicap Fund	97

Statement of Assets and Liabilities	102

Statement of Operations	107

Statement of Changes in Net Assets	112

Financial Highlights	121

Notes to Financial Statements	139

Investment Advisory Agreements	169

Additional Information Page	171

SHAREHOLDERS LETTER	April 30, 2009

June 15, 2009

Dear Shareholder,

M arket events in recent months have presented enormous challenges to investors. During the six-month period ending April 30, 2009 (“the Reporting Period”), market sentiment shifted from extreme risk aversion to an environment where risk taking was handsomely rewarded. Throughout this period, we remained focused on positioning our Funds in an effort to minimize potential risks associated with the mounting global recession and financial crisis. As markets began to rally, we carefully moved to participate in regions and sectors of the market which we believed would offer attractive opportunities given the more positive market tone. However, we remained vigilant as to the possibility that these early signs of market improvement could prove short-lived. Having the flexibility to quickly reposition our strategies if necessary remains an important component to our approach in this environment.

Within our flagship International Equity Funds, our defensive posture helped relative results during the fiscal year ending October 31, 2008 and hindered performance during the Reporting Period. In early March 2009, negative sentiment previously targeted at the banking sector and other areas quickly began to turn more hopeful. A sudden and dramatic move forward in financials, emerging markets and more cyclical industries led us to underperform given our underrepresentation and allocation within many of these sectors. While we did move to reduce these differences between the Funds and the benchmark, the speed at which the markets turned left a negative imprint on relative results.

We have, cautiously, become more optimistic toward select emerging markets, although we remain underweight relative to the benchmark in our international and global equity strategies. While investments have been more recently targeted toward Asia, we also have limited exposure to Latin America. Brazil, given its commodity orientation has represented the majority of exposure within this region. In addition, investments in Venezuela have more recently been negatively impacted under the rule of President Chavez. Since the potential risks associated with this market are significant, investments in this country have historically represented a very small part of the International Equity Fund’s net assets. Given the current inability to repatriate cash proceeds, we have taken the decision to apply a “real effective exchange rate” policy in valuing our positions. As a result of this decision, the negative impact to performance during the month of May was approximately 0.35% of the net assets of the Fund.

Artio Global Funds  ï  2009 Semi-Annual Report

As mentioned above, we believe it is important to have enhanced flexibility and liquidity in international equity markets. As investors continuously decipher a dynamic series of financial and economic data, we recognize that sentiment can quickly shift back toward risk aversion within regions and sectors. To enhance our ability to respond promptly, the use of indexed positions which includes exchange traded funds, futures and swaps has become more prevalent in helping to shape the risk profile of the Funds. To the extent that markets are influenced more by longer-term fundamental factors, the use of such indexed positions would represent a smaller part of our strategies.

We have been pleased with the continued interest in our fixed income funds. As spreads offered on various sectors of the bond market have reached attractive levels, we believe our portfolio managers for the Artio Global High Income and Artio Total Return Bond Funds have positioned the investments to exploit these opportunities. We are also encouraged with our suite of US equity funds which will soon reach their three-year anniversary on July 24. Reaching this important milestone we believe will encourage investors to consider our offering in the US microcap, smallcap, midcap and multicap areas.

With regard to the proposed IPO of Artio Global Investors Inc. (the parent company of Artio Global Management LLC, the manager of the Funds), we confirm that it is Artio Global’s intention to proceed with its IPO, subject to market conditions. We anticipate a few small changes to the previously proposed structure: our Principals are likely to participate in the IPO by selling a limited number of shares; while their five-year lock-up will remain, we will permit them to make sales to cover tax obligations (their after-tax interest is unchanged); and we expect to raise significantly less debt than we had originally contemplated. We are gratified that our mutual fund shareholders approved the new advisory contracts last year and look forward to keeping you updated on these developments.

Finally, as you may know, Artio Global Investors is a US subsidiary of Switzerland’s Julius Baer Holding Ltd. Julius Baer recently announced its intention to separate its Private Banking and Asset Management businesses into two distinct and independent Swiss Exchange listed entities. As a result of this planned separation of its businesses, Julius Baer Holding Ltd. will be renamed GAM Holding Ltd and will consist of GAM, Artio Global Investors and Julius Baer’s asset management businesses. The Private Banking business of Julius Baer will be part of a new entity, Julius Baer Group Ltd. Julius Baer anticipates the transaction will be completed during the third quarter of this year and is subject to Julius Baer shareholders’ and regulatory approvals. For Artio Global and our clients, it is business as usual. There is no impact to our asset management activities or to our organizational structure. Furthermore, the same Artio Global professionals remain in place.

Artio Global Funds  ï  2009 Semi-Annual Report

I would like to express our appreciation to you as shareholders for your continued confidence in us. We thank you for your support and look forward to continuing to serve you.

Sincerely,

Tony Williams
President

This material is provided for informational purposes only and does not in any sense constitute a solicitation or offer of the purchase or sale of securities unless preceded or accompanied by a prospectus.

Mutual funding investing involves risk; principle loss is possible.

The information contained herein represents the opinion of Artio Global Investors and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Please see the Schedule of Investments in this report for complete fund holdings. Fund holdings and/or sector weightings are subject to change at any time and are not recommendations to buy or sell any security mentioned.

Current and future portfolio holdings are subject to risk.

The views expressed solely reflect those of Artio Global Management LLC (“Artio Global”, whose name changed from Julius Baer Investment Management LLC on June 15, 2008) and the manager of the four funds described herein (the “Funds”) and do not necessarily reflect the views of any affiliated companies. The material contains forward-looking statements regarding intent, beliefs, or current expectations. Readers are cautioned that such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions. Furthermore, the opinions expressed do not constitute investment advice or recommendations by the individuals, Artio Global, the Funds, or any affiliated company.

Distributor: Quasar Distributors, LLC (6/09)

Artio Global Funds  ï  2009 Semi-Annual Report

SHAREHOLDER EXPENSES (Unaudited)

As a stockholder of the Artio Global Equity Fund Inc. or a shareholder of Artio Global Investment Funds, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Equity Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$959.10	1.40%	$6.80
Hypothetical	1,000.00	1,017.90	1.40	7.00

Global Equity Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$960.30	1.15%	$5.59
Hypothetical	1,000.00	1,019.10	1.15	5.76

Artio Global Funds  ï  2009 Semi-Annual Report

International Equity Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$933.40	1.28%	$6.14
Hypothetical	1,000.00	1,018.40	1.28	6.41

International Equity Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$934.60	1.03%	$4.94
Hypothetical	1,000.00	1,019.70	1.03	5.16

International Equity Fund II Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$938.10	1.29%	$6.20
Hypothetical	1,000.00	1,018.40	1.29	6.46

International Equity Fund II Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$940.60	1.03%	$4.96
Hypothetical	1,000.00	1,019.70	1.03	5.16

Total Return Bond Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$1,077,50	0.69%	$3.55
Hypothetical	1,000.00	1,021.40	0.69	3.46

Total Return Bond Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$1,078.40	0.44%	$2.27
Hypothetical	1,000.00	1,022.60	0.44	2.21

Global High Income Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$1,110.10	1.01%	$5.28
Hypothetical	1,000.00	1,019.80	1.01	5.06

Artio Global Funds  ï  2009 Semi-Annual Report

Global High Income Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$1,109.60	0.76%	$3.98
Hypothetical	1,000.00	1,021.00	0.76	3.81

U.S. Microcap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$976.80	1.80%	$8.82
Hypothetical	1,000.00	1,015.90	1.80	9.00

U.S. Microcap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$978.50	1.50%	$7.36
Hypothetical	1,000.00	1,017.40	1.50	7.50

U.S. Smallcap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$1,025.30	1.50%	$7.53
Hypothetical	1,000.00	1,017.40	1.50	7.50

U.S. Smallcap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$1,026.90	1.20%	$6.03
Hypothetical	1,000.00	1,018.80	1.20	6.01

U.S. Midcap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$994.10	1.35%	$6.67
Hypothetical	1,000.00	1,018.10	1.35	6.76

U.S. Midcap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$995.60	1.05%	$5.20
Hypothetical	1,000.00	1,019.60	1.05	5.26

Artio Global Funds  ï  2009 Semi-Annual Report

U.S. Multicap Fund Class A

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$992.80	1.30%	$6.42
Hypothetical	1,000.00	1,018.30	1.30	6.51

U.S. Multicap Fund Class I

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/08	Value 04/30/09	Expense Ratio	during Period

Actual	$1,000.00	$994.70	1.00%	$4.95
Hypothetical	1,000.00	1,019.80	1.00	5.01

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—86.0%
		United States—41.1%
7,050		Adobe Systems (1)	$192,818
9,300		Alberto-Culver Co	207,297
15,380		Alpha Natural Resources (1)	314,982
8,990		American Tower - Class A (1)	285,522
4,250		Apache Corp	309,655
2,760		Apple Inc (1)	347,291
11,640		Archer-Daniels-Midland Co	286,577
22,590		Automatic Data Processing	795,168
5,950		Baxter International	288,575
3,180		Becton Dickinson	192,326
7,605		Burlington Northern Santa Fe	513,185
11,370		Campbell Soup	292,436
4,428		Celgene Corp (1)	189,164
12,280		Chevron Corp	811,708
10,410		Cliffs Natural Resources	240,055
7,170		Coca-Cola Co	308,669
12,190		ConocoPhillips	499,790
20,110		Corn Products International	480,629
13,820		Corning Inc	202,048
7,520		Crane Co	173,637
9,040		Cummins Inc	307,360
5,200		Exelon Corp	239,876
2,480		First Solar (1)	464,479
4,790		Fluor Corp	181,397
13,500		Foster Wheeler (1)	290,655
6,440		FPL Group	346,408
8,420		General Cable (1)	228,519
5,560		General Mills	281,836
1,930		Goldman Sachs	248,005
1,584		Google Inc - Class A (1)	627,216
8,090		Harris Corp	247,392
15,980		Herbalife Ltd	316,724
4,990		Hess Corp	273,402
8,660		Hewlett-Packard Co	311,587
32,580		Intel Corp	514,112
4,760		International Business Machines	491,280
34,200		Interpublic Group of Companies (1)	214,092
11,850		Intrepid Potash (1)	292,577
4,130		Itron Inc (1)	189,980

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		United States—Continued

24,760		Johnson & Johnson	$1,296,434
10,280		Joy Global	262,140
2,220		MasterCard Inc - Class A	407,259
27,740		Mattel Inc	414,990
10,540		McCormick & Company	310,403
18,650		McDermott International (1)	301,011
7,490		McDonald’s Corp	399,142
20,580		MEMC Electronic Materials (1)	333,396
10,560		Microchip Technology	242,880
22,000		Microsoft Corp	445,720
8,610		Molson Coors Brewing - Class B	329,332
4,770		Monsanto Co	404,925
5,880		Mosaic Co	237,846
9,990		Nike Inc - Class B	524,175
8,500		Nordstrom Inc	192,355
7,140		Nucor Corp	290,527
7,110		Occidental Petroleum	400,222
10,350		Peabody Energy	273,137
22,813		Pfizer Inc	304,782
9,008		Procter & Gamble	445,356
10,950		QUALCOMM Inc	463,404
8,130		Quanta Services (1)	184,795
12,840		Schlumberger Ltd	629,032
8,400		Stryker Corp	325,164
19,600		Symantec Corp (1)	338,100
8,850		T Rowe Price	340,902
7,390		Terra Industries	195,835
16,610		Time Warner	362,596
9,620		Tyco International	228,571
5,474		Union Pacific	268,992
10,930		Urban Outfitters (1)	213,026
16,520		Wal-Mart Stores	832,608
9,834		Walt Disney	215,365
4,890		Zimmer Holdings (1)	215,111

			25,627,962
		Japan—7.2%
7,847		Canon Inc	235,286
8,031		Denso Corp	188,561
3,700		Fanuc Ltd	265,884

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Japan—Continued

5,500		JFE Holdings	$149,540
18,980		Komatsu Ltd	235,164
3,500		Kyocera Corp	271,078
5,200		Makita Corp	119,185
11,815		Mitsubishi Electric	62,567
27,000		Mitsui & Co	284,861
6,180		Nidec Corp	339,826
864		Nintendo Co	231,050
21,751		Panasonic Corp	316,145
4,930		Shin-Etsu Chemical	238,520
9,220		Sony Corp	237,095
67,000		Sumitomo Metal Industries	156,630
7,350		Takeda Pharmaceutical	261,473
23,838		Toyota Motor	932,828

			4,525,693
		Switzerland—6.0%
23,689		ABB Ltd - Registered (1)	340,479
3,170		Credit Suisse - Registered	124,134
43,110		Nestle SA - Registered	1,414,100
8,924		Novartis AG - Registered	340,051
2,480		Roche Holding	314,641
1,350		Swatch Group	190,004
1,390		Syngenta AG - Registered	299,004
3,480		Transocean Ltd (1)	234,830
9,540		UBS AG - Registered (1)	133,599
37,080		Xstrata PLC	333,792

			3,724,634
		France—5.7%
8,040		AXA SA	135,783
3,690		BNP Paribas	196,807
4,490		Compagnie Generale des Etablissements Michelin	232,009
5,900		Danone SA	282,507
4,080		L’Oreal SA	293,135
14,920		Sanofi-Aventis SA	865,355
4,000		Schneider Electric	306,946
2,420		Societe Generale	125,592
4,600		Technip SA	200,266

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		France—Continued

17,932		Total SA	$911,142

			3,549,542

		Germany—4.4%
4,990		Adidas AG	189,242
1,320		Allianz SE - Registered	121,984
8,540		BASF SE	323,308
6,510		Daimler AG - Registered	234,164
2,250		Deutsche Bank - Registered	121,197
22,410		Deutsche Telekom - Registered	271,417
5,304		E.ON AG	180,206
8,620		Fraport AG	348,953
8,400		MAN SE	523,038
1,670		Salzgitter AG	119,365
4,140		SAP AG	159,229
7,980		ThyssenKrupp AG	171,727

			2,763,830
		Australia—4.0%
50,300		BHP Billiton	1,229,506
27,188		Rio Tinto	1,286,991

			2,516,497
		United Kingdom—2.5%
15,110		Anglo American	332,267
61,050		Barclays PLC	254,656
42,020		HSBC Holdings	299,184
84,200		Lloyds Banking	139,740
218,730		Royal Bank of Scotland (1)	135,480
8,300		Standard Chartered	130,123
29,070		Tesco PLC	145,252
40,850		William Morrison Supermarkets	149,361

			1,586,063
		Canada—2.5%
6,900		EnCana Corp	317,617
10,410		Petro-Canada	329,973
2,720		Potash Corp of Saskatchewan	234,660
5,090		Research In Motion (1)	353,755

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Canada—Continued

24,290		Talisman Energy	$305,644

			1,541,649
		Spain—1.5%
26,540		Banco Santander	255,673
25,970		EDP Renovaveis (1)	213,360
10,840		Gamesa Corp	206,699
12,550		Repsol YPF	240,636

			916,368
		Hong Kong—1.2%
125,097		China Merchants Holdings International	298,290
6,530		China Mobile Sponsored ADR	281,835
1,620		CNOOC Ltd Sponsored ADR	180,387
440		GOME Electrical Appliances (2)(4)	63

			760,575
		Brazil—1.2%
7,320		Petroleo Brasileiro ADR	245,732
29,470		Vale SA ADR	486,550

			732,282
		Russia—1.2%
14,230		Gazprom OAO Sponsored ADR	254,432
3,600		LUKOIL Sponsored ADR	160,560
22,150		MMC Norilsk Nickel Sponsored ADR	184,510
86,930		Novolipetsk Steel	121,702
1,376		Yenisei Territorial Generating Sponsored GDR (1)(2)(3)	867

			722,071
		South Korea—0.9%
3,880		Hyundai Motor	207,155
3,250		POSCO Sponsored ADR	250,152
8,380		SK Telecom Sponsored ADR	131,315

			588,622
		Italy—0.9%
14,410		Eni SpA	314,108
39,910		Intesa Sanpaolo	128,907

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Italy—Continued

50,050		UniCredit SpA	$123,954

			566,969

		Sweden—0.8%
21,440		Atlas Copco - Class A	201,637
27,390		Sandvik AB	181,931
13,350		SKF AB - Class B	147,928

			531,496
		Denmark—0.6%
20		AP Moller-Maersk - Class B	117,769
4,360		Vestas Wind Systems (1)	288,148

			405,917
		Norway—0.5%
40,560		Norsk Hydro	181,940
8,100		StatoilHydro ASA	153,712

			335,652
		Taiwan—0.5%
31,230		Taiwan Semiconductor Manufacturing Sponsored ADR	330,101
		China—0.5%
3,370		PetroChina Co Sponsored ADR	292,887
		Czech Republic—0.5%
2,084		Komercni Banka	282,281
		Multinational—0.4%
11,080		ArcelorMittal	264,278
		South Africa—0.4%
12,470		Impala Platinum	241,051
		Austria—0.4%
7,270		OMV AG	228,602
		Chile—0.3%
6,150		Sociedad Quimica y Minera de Chile Sponsored ADR	193,787
		Poland—0.3%
21,475		PKO Bank Polski	173,073
		Ireland—0.3%
6,565		CRH PLC	171,550

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Netherlands—0.2%
13,800		ING Groep	$129,577
		New Zealand—0.0%
1,120		Auckland International Airport	1,057

		TOTAL COMMON STOCKS (Cost $56,434,840)	53,704,066

INVESTMENT FUNDS—6.6%
		United States—4.1%
56,940		Financial Select Sector SPDR Fund	616,091
4,570		iPath Dow Jones-AIG Commodity Index Total Return (1)	152,226
9,140		iShares Dow Jones US Real Estate Index Fund	301,803
11,180		PowerShares DB Agriculture Fund (1)	282,742
7,460		PowerShares DB Commodity Index Tracking Fund (1)	149,051
10,430		Regional Bank HOLDRs Trust	628,512
26,640		SPDR KBW Bank ETF	435,031

			2,565,456
		France—1.1%
28,980		Lyxor ETF DJ Stoxx 600 Banks	655,512
		Brazil—0.5%
7,200		iShares MSCI Brazil Index Fund	324,720
		China—0.5%
9,410		iShares FTSE/Xinhua China 25 Index Fund	300,932
		Japan—0.4%
165,900		Nomura TOPIX Banks ETF	266,425

		TOTAL INVESTMENT FUNDS (Cost $3,774,511)	4,113,045

EQUITY LINKED NOTES—0.6%
		Taiwan—0.4%
86,526		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (3)	250,077
		India—0.2%
3,470		Reliance Industry, Issued by CLSA, Expires 05/17/2010 (3)	125,266
		Russia—0.0%
4		Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (1)(2)(3)	10,541

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
EQUITY LINKED NOTES—Continued
	Russia—Continued

4	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (1)(2)(3)		$1,237

			11,778

	TOTAL EQUITY LINKED NOTES (Cost $386,107)		387,121

PREFERRED STOCKS—0.0%
	Philippines—0.0%
56,604	Ayala Land (1)(2) (Cost $121)		117

Face
Value		Currency
REPURCHASE AGREEMENT—9.3%
		United States—9.3%
5,766,578	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009 with maturity value of $5,766,589 and an effective yield of 0.07%, collateralized by a U.S. Government and Agency Obligation, with rates ranging from 0.951% - 4.670%, maturities ranging from 06/01/2034 - 06/15/2034 and an aggregate market value of $5,882,043. (Cost $5,766,578)	$5,766,578

		TOTAL INVESTMENTS—102.5% (Cost $66,362,157)	63,970,927
		OTHER ASSETS AND LIABILITIES—(2.5)%	(1,547,388)

		TOTAL NET ASSETS—100.0%	$62,423,539

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

ETF	Exchange-Traded Funds
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Illiquid security.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(4)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees.

Aggregate cost for federal income tax purposes was $67,814,917.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) April 30, 2009

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

05/06/09	AUD	844,710	620,345	590,706	$29,639
07/02/09	BRL	2,622,696	1,190,396	1,181,700	8,696
06/17/09	CAD	1,402,257	1,180,585	1,134,512	46,073
05/07/09	CZK	9,870,760	487,849	452,603	35,246
05/12/09	CZK	3,382,334	167,141	161,873	5,268
05/14/09	CZK	1,815,750	89,721	89,649	72
07/14/09	CZK	295,788	14,585	14,760	(175)
10/14/09	CZK	296,917	14,615	14,798	(183)
10/22/09	CZK	218,234	10,740	10,928	(188)
10/27/09	CZK	6,549,959	322,317	354,435	(32,118)
05/04/09	DKK	1,408,280	250,530	250,014	516
05/04/09	EUR	150,948	200,021	199,523	498
05/20/09	EUR	859,969	1,139,453	1,168,929	(29,476)
06/17/09	GBP	1,564,838	2,318,727	2,261,066	57,661
05/01/09	JPY	5,359,418	54,474	55,653	(1,179)
05/07/09	JPY	60,383,269	613,803	612,848	955
06/08/09	JPY	53,829,876	547,457	550,968	(3,511)
05/29/09	KRW	1,617,698,387	1,262,203	1,212,857	49,346
05/05/09	NOK	1,178,719	179,233	179,060	173
05/07/09	PLN	474,761	142,325	141,487	838
05/11/09	PLN	662,785	198,634	193,309	5,325
05/14/09	PLN	95,473	28,607	28,415	192
05/21/09	PLN	98,203	29,409	29,218	191
10/30/09	PLN	1,685,878	500,976	496,944	4,032
07/07/09	ZAR	3,813,231	443,772	413,514	30,258

Net unrealized appreciation on forward foreign exchange contracts to buy					$208,149

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2009

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

05/07/09	CZK	9,870,760	487,849	522,594	$34,745
05/12/09	CZK	3,382,334	167,141	170,290	3,149
05/14/09	CZK	1,815,750	89,721	88,681	(1,040)
07/14/09	CZK	295,788	14,584	16,119	1,535
10/14/09	CZK	296,917	14,614	16,119	1,505
10/22/09	CZK	218,234	10,740	11,579	839
10/27/09	CZK	6,549,959	322,317	329,672	7,355
05/05/09	EUR	26,278	34,822	34,735	(87)
05/20/09	EUR	452,468	599,517	594,502	(5,015)
06/17/09	EUR	429,091	568,477	563,612	(4,865)
05/05/09	GBP	191,418	283,643	283,031	(612)
05/07/09	JPY	53,829,876	547,194	550,689	3,495
05/07/09	PLN	474,761	142,325	171,650	29,325
05/11/09	PLN	662,785	198,635	231,406	32,771
05/14/09	PLN	95,474	28,607	31,156	2,549
05/21/09	PLN	98,203	29,410	31,915	2,505
10/30/09	PLN	1,685,878	500,975	560,744	59,769
05/05/09	SEK	2,330,577	289,351	289,362	11

Net unrealized appreciation on forward foreign exchange contracts to sell					$167,934

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen

KRW	— South Korean Won
NOK	— Norwegian Krone
PLN	— Polish Zloty

SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio Global Equity Fund Inc.

At April 30, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Materials	14.5%	$9,064,385
Energy	13.3	8,320,054
Information Technology	12.8	8,007,723
Industrials	11.7	7,282,019
Financials	11.6	7,216,093
Consumer Staples	10.2	6,376,223
Consumer Discretionary	8.6	5,382,193
Healthcare	7.4	4,593,075
Utilities	1.6	992,495
Telecommunications	1.6	970,089
Short-term Investment	9.2	5,766,578

Total Investments	102.5	63,970,927
Other Assets and Liabilities (Net)	(2.5)	(1,547,388)*

Net Assets	100.0%	$62,423,539

*	Other Assets and Liabilities (Net) include the margin requirements for $2,335,546 in net notional market value of futures, which is 3.74% of net assets and $653,898 in net notional market value for swaps, which is 1.05% of net assets.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—59.4%
	France—7.5%
144,300	Accor SA		$6,160,849
497,143	Aeroports de Paris		28,919,749
248,314	Air Liquide		20,352,824
697,563	Alcatel-Lucent (1)		1,798,767
475,276	Alstom SA		30,125,921
1,081,408	AXA SA		18,263,251
717,720	BNP Paribas		38,279,794
375,813	Bouygues SA		16,194,629
513,612	Carrefour SA		21,023,341
337,056	Casino Guichard-Perrachon		21,246,328
442,452	Compagnie de Saint-Gobain		16,079,090
307,632	Compagnie Generale des Etablissements Michelin		15,896,046
822,803	Credit Agricole		12,211,318
180,636	Danone SA		8,649,302
1,616,683	France Telecom		36,140,040
903,122	GDF Suez		32,670,647
122,827	Lafarge SA		7,034,403
27,166	Lagardere SCA		860,524
190,195	LVMH		14,463,853
62,131	Pernod-Ricard SA		3,703,606
179,562	Peugeot SA		4,199,599
76,001	PPR		5,886,437
196,022	Publicis Groupe		6,043,055
758,543	Renault SA		24,696,422
785,905	Sanofi-Aventis SA		45,582,198
360,329	Schneider Electric		27,650,402
378,037	Societe Generale		19,619,192
93,241	Societe Television Francaise 1		882,173
216,854	Suez Environnement		3,336,171
45,280	Technip SA		1,971,317
2,329,266	Total SA		118,352,244
23,510	Vallourec SA		2,597,857
299,635	Veolia Environnement		8,324,077
1,124,247	Vinci SA		50,949,099
971,395	Vivendi		26,348,893

			696,513,418
	Germany—6.2%
123,006	Adidas AG		4,664,924
339,240	Allianz SE - Registered		31,350,009

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Germany—Continued

368,482	BASF SE		$13,950,031
667,389	Bayer AG		33,260,674
499,012	BMW AG		17,357,572
78,277	Celesio AG		1,741,540
251,633	Commerzbank AG		1,720,545
1,956,404	Daimler AG - Registered		70,371,540
324,613	Deutsche Bank - Registered		17,485,382
118,360	Deutsche Boerse		8,782,975
1,095,992	Deutsche Post - Registered		12,707,617
88,495	Deutsche Postbank		1,899,689
3,144,137	Deutsche Telekom - Registered		38,079,946
973,959	E.ON AG		33,090,808
2,748,030	Fraport AG		111,245,218
337,945	Fresenius SE		14,043,351
225,515	GEA Group		2,976,346
38,213	Hochtief AG		1,878,091
264,297	MAN SE		16,456,836
723,632	Marseille-Kliniken AG (2)		5,120,445
120,569	Merck KGaA		10,856,099
242,279	Metro AG		10,337,614
225,965	RWE AG		16,345,678
36,997	Salzgitter AG		2,644,394
1,071,848	SAP AG		41,224,377
785,401	Siemens AG - Registered		53,108,702
268,723	ThyssenKrupp AG		5,782,818
86,687	TUI AG		957,433
6,604	Wacker Chemie		685,900

			580,126,554
	United Kingdom—5.9%
1,962,376	Anglo American		43,152,470
2,394,954	Aviva PLC		11,196,598
317,564	Balfour Beatty		1,586,985
4,473,976	Barclays PLC		18,662,146
9,848,560	BP PLC		70,414,092
3,502,559	BT Group		4,878,686
414,572	Carphone Warehouse		919,933
1,133,618	Diageo PLC		13,656,733
195,733	Firstgroup PLC		965,824
1,830,807	G4S PLC		5,124,648

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	United Kingdom—Continued

1,659,121	GlaxoSmithKline PLC		$25,789,509
9,752,180	HSBC Holdings		69,435,990
193,702	Johnson Matthey		3,461,553
1,183,220	Legal & General		1,022,171
7,437,535	Lloyds Banking		12,343,450
878,802	Marks & Spencer		4,411,232
690,593	National Grid		5,776,645
93,298	Next PLC		2,260,370
1,701,541	Old Mutual		1,722,077
1,169,798	Prudential PLC		6,816,621
491,279	Rentokil Initial		478,645
2,605,580	Rolls-Royce Group (1)		13,050,004
223,558,764	Rolls-Royce Group - C Shares Entitlement (1)(3)		331,269
23,524,908	Royal Bank of Scotland (1)		14,571,147
635,869	Smith & Nephew		4,527,418
710,646	Standard Chartered		11,141,111
6,844,218	Tesco PLC		34,198,017
59,352,856	Vodafone Group		109,672,465
379,544	Whitbread PLC		5,289,449
2,468,844	William Morrison Supermarkets		9,026,935
538,677	Wolseley PLC (1)		9,786,073
4,325,043	WPP PLC		29,897,275

			545,567,541
	Japan—5.6%
400,727	Aisin Seiki		8,186,830
440,800	Bridgestone Corp		6,541,322
863,073	Canon Inc		25,878,593
1,591	Central Japan Railway		9,427,789
199,300	Daikin Industries		5,358,017
600,906	Denso Corp		14,108,785
319,400	East Japan Railway		18,050,150
282,500	Eisai Co		7,623,494
224,200	Fanuc Ltd		16,111,135
1,975	Fuji Media		2,204,147
1,499,752	Honda Motor		43,368,343
1,259,297	ITOCHU Corp		6,732,634
12,400	Japan Airport Terminal		124,145
350,700	JFE Holdings		9,535,219
1,653	KDDI Corp		7,426,193

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued

821,000	Komatsu Ltd		$10,172,272
581,269	Kubota Corp		3,473,966
100,900	Kyocera Corp		7,814,789
112,900	Makita Corp		2,587,686
1,324,797	Mitsubishi Corp		20,332,810
1,582,000	Mitsubishi Electric		8,377,517
1,681,000	Mitsui & Co		17,735,204
279,000	NGK Insulators		4,239,518
121,500	Nichi-iko Pharmaceutical		3,291,127
147,516	Nidec Corp		8,111,618
69,626	Nintendo Co		18,619,302
172,900	Nippon Telegraph & Telephone		6,467,165
1,868,600	Nissan Motor		9,686,294
6,362	NTT DoCoMo		8,859,013
1,469,132	Panasonic Corp		21,353,446
737,000	Ricoh Co		9,011,648
64,700	Sawai Pharmaceutical		3,011,902
214,600	Shin-Etsu Chemical		10,382,640
375,408	Sony Corp		9,653,730
2,756,000	Sumitomo Metal Industries		6,442,852
961,400	Suzuki Motor		17,999,683
318,800	Takeda Pharmaceutical		11,341,160
59,150	Towa Pharmaceutical		2,260,548
2,919,989	Toyota Motor		114,264,955

			516,167,641
	Switzerland—5.4%
3,242,829	ABB Ltd - Registered (1)		46,608,816
277,394	BKW FMB Energie		19,496,369
569,167	Credit Suisse - Registered		22,287,939
472,161	Dufry Group - Registered		12,644,024
136,505	Flughafen Zuerich - Registered		28,764,388
27,874	Givaudan SA - Registered		17,792,175
129,202	Holcim Ltd - Registered		6,630,543
78,370	Logitech International - Registered (1)		1,060,347
2,202,005	Nestle SA - Registered		72,230,481
984,227	Nobel Biocare - Registered		20,273,028
1,286,838	Novartis AG - Registered		49,035,313
266,547	Roche Holding		33,817,149
16,476	Sulzer AG - Registered		907,015

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Switzerland—Continued

32,673	Swatch Group		$4,598,518
160,504	Swiss Reinsurance - Registered		3,872,558
42,906	Swisscom AG - Registered		11,263,790
62,858	Syngenta AG - Registered		13,521,410
2,545,005	UBS AG - Registered (1)		35,640,572
9,931,653	Xstrata PLC		89,404,082
56,268	Zurich Financial Services - Registered		10,582,208

			500,430,725
	Australia—4.0%
5,854,115	BHP Billiton		134,933,505
21,879,062	Macquarie Airports		29,094,925
4,619,485	Rio Tinto		204,484,330

			368,512,760
	Netherlands—2.5%
799,009	AEGON NV		4,129,191
245,118	European Aeronautic Defence & Space		3,572,865
1,663,283	Heineken NV		49,766,690
1,352,541	ING Groep		12,699,899
3,149,190	KKR Private Equity Investors (Unit) (1)		10,707,246
2,648,153	Koninklijke (Royal) KPN		31,964,097
234,611	Koninklijke Philips Electronics		4,277,751
34,399	Randstad Holding		794,952
2,094,215	Reed Elsevier		23,193,821
782,378	Royal Dutch Shell - Class A		18,236,222
798,773	Royal Dutch Shell - Class B		18,428,989
708,524	TNT NV		13,200,444
1,828,316	Unilever NV		36,401,092

			227,373,259
	Spain—2.1%
8,274	Acciona SA		856,279
2,424,539	Banco Bilbao Vizcaya Argentaria		26,601,626
208,290	Banco Popular Espanol		1,736,072
7,266,926	Banco Santander		70,005,767
154,886	Cintra Concesiones de Infraestructuras		853,796
666,748	EDP Renovaveis (1)		5,477,748
106,387	Gamesa Corp		2,028,607
1,211,862	Iberdrola Renovables (1)		4,962,041

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Spain—Continued

1,156,161	Iberdrola SA		$9,192,174
163,748	Inditex SA		7,028,063
551,892	Repsol YPF		10,582,086
2,926,520	Telefonica SA		55,880,997

			195,205,256
	Russia—2.0%
437,925	Alfa Cement (1)(2)(3)(5)		25,023,034
3,160,642	AvtoVAZ Sponsored GDR (3)		5,146,793
16,054,502	Central Telecommunication (3)		2,488,448
53,536,950	Chelindbank OJSC (1)(3)(5)		3,747,587
1,920,500	Gazprom OAO Sponsored ADR		34,338,540
268,419,608	IDGC of North-West (1)(3)		617,365
166,480,998	IDGC of South (1)(3)		357,934
356,554	Inter Rao UES Sponsored GDR (1)(3)(4)		1,247,939
547,651	Kuban Energy Retail (1)(3)		284,381
547,651	Kuban Trunk Grid (1)(3)		91,020
547,651	Kubanenergo OAO (1)(3)		2,329,842
118,567	Kuzbassenergo OJSC Sponsored GDR (1)(3)(4)		225,277
447,600	LUKOIL Sponsored ADR		19,962,960
1,571,059	MMC Norilsk Nickel Sponsored ADR		13,086,921
572,363	Mosenergo OAO Sponsored GDR (1)(3)(4)		1,402,163
397,891,076	MRSK Urala (1)(3)		1,185,715
1,369,875	North-West Telecom Sponsored ADR (3)		3,013,725
219,150	NovaTek OAO Sponsored GDR		7,779,825
435,950	Novolipetsk Steel Sponsored GDR		6,670,035
766,444	OAO Dalsvyaz (3)		977,216
1,641,172	OGK1 Sponsored GDR (1)(3)(4)		1,019,389
426,500	OGK2 Sponsored GDR (1)(3)(4)		618,425
701,166	OGK3 Sponsored GDR (1)(3)(4)		1,080,849
497,299	OGK6 Sponsored GDR (1)(3)(4)		650,848
85,300,000	RAO Energy System of East - BRD (1)(3)		228,178
2,749,950	Rosneft Oil Sponsored GDR (1)		14,437,238
78,061	RTS Stock Exchange - BRD (1)(3)(5)		17,491,128
117,203	Sibirskiy Cement (3)		1,172,030
227,244	Sibirtelecom Sponsored ADR		659,008
20,946	Sistema-Hals (1)(3)		171,757
1,684,642	Sistema-Hals Sponsored GDR (1)(4)		690,703
787,702	Southern Telecommunication Sponsored ADR (3)		708,932
651,692	TGK1 Sponsored GDR (1)(3)(4)		531,839

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued

110,037	TGK2 Sponsored GDR (1)(3)(4)		$156,319
270,401	TGK4 Sponsored GDR (1)(3)(4)		281,969
286,608	TGK9 Sponsored GDR (1)(3)(4)		311,864
27,296	TGK14 Sponsored GDR (1)(3)(4)		59,403
524,691	Veropharm (1)(2)(3)		10,756,166
284,902	Volga Territorial Generating Sponsored GDR (1)(3)(4)		327,230
900,473	VolgaTelecom		724,881
169,605	VolgaTelecom Sponsored ADR		273,064
293,432	Yenisei Territorial Generating Sponsored GDR (1)(3)(4)		184,922

			182,512,862
	Italy—1.7%
647,619	Assicurazioni Generali		13,284,316
148,377	Banco Popolare		988,970
2,045,267	Enel SpA		11,199,833
2,660,047	Eni SpA		57,983,427
325,117	Geox SpA		2,783,049
7,546,606	Intesa Sanpaolo		24,375,019
72,343	Italcementi SpA		882,407
368,467	Mediobanca SpA		4,286,884
75,072	Prysmian SpA		924,150
124,578	Saipem SpA		2,702,332
296,761	Saras SpA		876,921
637,785	Snam Rete Gas		2,535,387
6,896,560	Telecom Italia		8,800,503
224,460	UBI Banca		3,123,036
9,123,619	UniCredit SpA		22,595,664

			157,341,898
	Czech Republic—1.7%
1,143,966	Komercni Banka		154,951,855
	Canada—1.6%
1,039,749	EnCana Corp		47,861,184
1,266,848	Petro-Canada		40,156,128
262,264	Research In Motion (1)		18,227,348
3,251,051	Talisman Energy		40,908,352

			147,153,012
	Sweden—1.4%
285,806	Assa Abloy - Class B		3,397,594

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Sweden—Continued

2,672,526	Atlas Copco - Class A		$25,134,253
699,346	Getinge AB - Class B		8,183,421
215,062	Hennes & Mauritz - Class B		9,679,058
961,607	Nordea Bank		7,234,885
2,123,208	Sandvik AB		14,102,878
454,107	Skandinaviska Enskilda Banken - Class A (1)		1,792,861
405,204	Skanska AB - Class B		4,414,508
1,193,014	SKF AB - Class B		13,219,505
3,701,905	Svenska Cellulosa - Class B		36,079,154
386,501	Swedbank AB - Class A (1)		2,216,940
316,783	TeliaSonera AB		1,498,471
452,157	Volvo AB - Class B		2,989,305

			129,942,833
	Finland—1.3%
1,103,086	Atria PLC		13,155,294
121,261	Metso Oyj		1,883,204
3,321,386	Nokia Oyj		48,104,774
59,312	Nokian Renkaat Oyj		949,420
567,968	Olvi Oyj - Class A		12,267,615
490,081	Orion Oyj - Class B		7,143,470
212,094	Sampo Oyj - Class A		3,999,281
4,217,739	Stora Enso - Class R (1)		24,367,718
574,951	UPM-Kymmene Oyj		5,203,556
29,941	Wartsila Oyj		1,001,392

			118,075,724
	Ireland—1.0%
3,575,161	CRH PLC		93,422,435
	Multinational—0.9%
3,155,760	ArcelorMittal		75,270,559
414,976	Central European Media Enterprises - Class A (1)		6,809,756
212,213	Tenaris SA		2,715,019

			84,795,334
	Hong Kong—0.9%
14,030,758	China Merchants Holdings International		33,455,921
1,435,500	China Mobile		12,521,022
30,866,602	Clear Media (1)(2)		9,319,542
7,936,000	CNOOC Ltd		8,888,148

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Hong Kong—Continued

17,375,087	Emperor Entertainment Hotel		$986,438
68,601,472	GOME Electrical Appliances (3)(5)		9,913,827
15,601,145	Melco International Development (1)		7,750,096

			82,834,994
	Bulgaria—0.9%
301,290	Bulgarian American Credit Bank (1)		2,306,846
11,652,801	Bulgarian Telecommunication (1)(3)(5)		49,729,142
1,276,434	Central Cooperative Bank (1)		1,093,777
10,693,367	Chimimport AD (1)(2)		16,660,284
47,828	Devin AD (1)		82,616
354,861	DZI Insurance (1)(2)(3)(5)		4,706,641
92,174	Kaolin AD (1)		206,045
1,703,999	LEV INS (1)(3)(5)		3,289,685
806,010	Sopharma AD		1,364,962
1,425,011	Sparki Eltos Lovetch (1)(2)		1,629,411

			81,069,409
	Austria—0.9%
85,870	Erste Group Bank		1,820,581
806,641	Flughafen Wien		24,381,153
1,495,787	OMV AG		47,034,460
26,678	Raiffeisen International Bank		936,449
354,992	Telekom Austria		4,708,703
92,254	Voestalpine AG		1,790,901

			80,672,247
	China—0.8%
76,121,574	Beijing Capital International Airport - Class H		48,618,645
4,245,558	Lianhua Supermarket - Class H		5,050,747
19,866,000	PetroChina Co		17,558,641

			71,228,033
	Ukraine—0.7%
214,485	Anthousa Ltd Sponsored GDR (1)(4)(5)		4,761,567
8,916,599	Bank Forum (1)(2)(3)		4,486,339
76,611,005	Bohdan Automobile Plant (1)(3)		1,445,491
2,343,250	Centrenergo		1,724,278
178,305	Centrenergo Sponsored ADR (1)		1,312,056
1,237,519	Chernivtsioblenergo (3)		836,687
5,006,914	Davento GDR (1)(3)(4)(5)		1,393,279

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Ukraine—Continued

20,500	Dniproenergo		$1,682,547
12,382,906	Dragon-Ukrainian Properties & Development (1)(2)		8,027,682
7,562,990	Harkivoblenergo (3)		1,831,290
10,700	Ivano Frankivskcement (1)(3)		107,673
902,412	Khmelnitskoblenergo JSC (1)(3)		422,828
2,750,000	Kirovogradoblenergo (1)(3)		1,591,195
240,262	Korukivskas Technical Papers Factory (1)(3)		309,772
3,228,131	Krymenergo (3)		710,595
115,161	Kyivmedpreparat (1)(3)		231,771
189,156	Lvivoblenergo (1)(3)		28,552
267,596	Odessaoblenergo (1)(3)		80,447
1,251,637	Oranta (1)(3)		1,897,135
488,244	Poltavaoblenergo (1)(3)		194,991
93,280,824	Raiffeisen Bank Aval (1)		1,994,684
65,228	Retail Group (1)(3)(5)		10,855,580
21,017	Rodovid Bank (1)(3)(5)		608,039
8,375,303	Slavutich Brewery (1)(3)		1,185,185
641,180	Ternopiloblenergo (1)(3)		379,062
2,636,403	Tsukrovyy soyz Ukrros (1)(3)		207,264
1,153,346,022	Ukrinbank (1)(2)(3)		1,450,750
8,685	Ukrnafta Sponsored ADR (1)		690,510
84,835,914	Ukrsotsbank JSCB (1)		1,814,101
116,751,392	UkrTelecom (1)		4,581,942
573,260	UkrTelecom Sponsored GDR (1)		1,101,459
65,728	Vinnitsaoblenergo (1)(3)		2,128,926
4,114,636	Volynoblenergo (3)		284,660
4,799,516	Zakarpattyaoblenergo (3)		1,542,486
15,000	Zakhidenergo (1)		662,264
595,792	Zakhidenergo GDR (1)		6,576,195
400,000	Zhytomyroblenergo (1)(3)		125,786

			69,265,068
	Poland—0.7%
2,534,385	Agora SA		11,934,387
660,666	Dom Development		6,737,345
462,284	Grupa Kety (2)		9,906,928
2,430,208	PKO Bank Polski		19,585,696
1,071,000	Polska Grupa Farmaceutyczna (1)(2)		9,954,947
231,934	Sniezka SA		1,968,696

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Poland—Continued

50,962	Stomil Sanok		$95,686

			60,183,685
	Romania—0.6%
731,600	Antibiotice		131,637
25,258,098	ARDAF - Societatea de Asigurare Reasigurare (1)		774,989
834,977	Banca Transilvania (1)		289,932
49,422,397	Biofarm Bucuresti (1)		2,480,558
5,034,024	BRD-Groupe Societe Generale		11,600,232
11,468,246	Cemacon SA (1)(2)		336,673
7,691,800	Compa Sibiu (1)		471,041
5,115,298	Concefa SA (1)		452,124
3,712,600	Condmag SA (1)		298,846
40,338,000	Dafora SA (1)		728,348
16,912,495	Impact Developer & Contractor (1)(2)		1,969,983
493,519,000	Rompetrol Rafinare (1)		5,140,985
503,687,257	SNP Petrom		29,732,478
13,131,100	Socep Constanta (1)		667,353
3,443,800	Spicul Buzau (1)		358,740
11,918,318	Zentiva SA (1)		1,828,436

			57,262,355
	Denmark—0.5%
100,454	ALK-Abello A/S		6,084,926
936	AP Moller-Maersk - Class B		5,511,563
38,715	Carlsberg A/S - Class B		1,887,126
342,127	Danske Bank (1)		3,819,197
178,794	DSV A/S		2,043,605
28,298	FLSmidth & Co (1)		918,734
388,187	Novo Nordisk - Class B		18,611,043
726,577	TK Development (1)		3,102,158
75,622	Vestas Wind Systems (1)		4,997,789
39,500	Vestas Wind Systems New (1)		2,610,519

			49,586,660
	Norway—0.5%
625,257	Dnb NOR		3,969,387
396,271	Norsk Hydro		1,777,554
1,954,420	Orkla ASA		14,190,567
752,330	RomReal Ltd (1)		148,717

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Norway—Continued

252,514	Seadrill Ltd		$2,749,204
1,237,183	StatoilHydro ASA		23,477,779
79,118	Yara International		2,153,460

			48,466,668
	Venezuela—0.5%
38,451	Banco Provincial (3)		286,507
156	Banco Venezolano de Credito (3)		185,256
15,843,815	Cemex Venezuela SACA - I (3)		5,238,722
2,795,674	Mercantil Servicios Financieros - Class B (3)		24,086,047
2,847,910	Siderurgica Venezolana Sivensa SACA (2)(3)		17,904,711

			47,701,243
	Hungary—0.4%
3,113,464	OTP Bank (1)		40,798,418
	Serbia—0.3%
399,974	AIK Banka (1)(2)		9,219,044
46,635	Energoprojekt Holding (1)		358,516
78,573	Imlek ad (1)(3)		1,085,085
41,955	Komercijalna Banka (1)(3)		11,733,318
6,149	Metals Banka (1)(3)		274,519
93,520	Privredna Banka (1)		549,019
120,631	Tigar ad Pirot (2)(3)		723,352
78,160	Toza Markovic ad Kikinda (1)(2)(3)		2,998,889
16,503	Univerzal Banka ad (1)(3)		1,268,931

			28,210,673
	Lebanon—0.2%
278,581	SOLIDERE - Class A		4,457,296
752,109	SOLIDERE Sponsored GDR (4)		12,033,744

			16,491,040
	Greece—0.1%
86,839	Alpha Bank (1)		857,274
672,682	Hellenic Telecommunications Organization		10,339,903
95,004	National Bank of Greece		2,006,684

			13,203,861

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
	Mexico—0.1%
296,927	America Movil SAB de C.V. - Class L		$9,754,052
1,593,400	Grupo Cementos de Chihuahua		3,445,810

			13,199,862
	Belgium—0.1%
199,970	Anheuser-Bush InBev		6,178,015
1,622,689	Fortis		4,042,423
128,001	KBC Groep		2,869,023

			13,089,461
	Portugal—0.1%
2,996,364	Energias de Portugal		10,974,412
	Georgia—0.1%
2,190,670	Bank of Georgia - Registered Shares Sponsored GDR (1)(2)		8,762,680
	South Korea—0.1%
133,040	Hyundai Motor		7,103,071
	Zambia—0.1%
9,363,990	Zambeef Products (2)		4,972,030
	South Africa—0.0%
228,810	Impala Platinum		4,423,008
	New Zealand—0.0%
3,598,697	Auckland International Airport		3,397,322
	Slovenia—0.0%
142,578	Nova Kreditna Banka Maribor		1,787,279
	Lithuania—0.0%
1,753,630	Rokiskio Suris (1)		1,231,586
	Croatia—0.0%
10,188	FIMA Validus (1)(3)		33,318
	Latvia—0.0%
1,424,182	AS Parex Banka (1)(3)		—

	TOTAL COMMON STOCKS (Cost $5,888,002,238)		5,514,041,490

INVESTMENT FUNDS—0.8%
	Multinational—0.6%
1,979,446	iShares MSCI Emerging Markets Index Fund		56,711,128

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
INVESTMENT FUNDS—Continued
	Multinational—Continued
	Australia—0.1%
7,532,678	Australian Infrastructure Fund		$8,356,729
	Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad		1,299,350
3,406,316	SIF 2 Moldova Bacau		833,326
9,533,500	SIF 3 Transilvania Brasov		1,369,280
4,871,855	SIF 4 Muntenia Bucuresti		1,038,070
4,143,975	SIF 5 Oltenia Craiova		1,190,384

			5,730,410
	Sweden—0.0%
1,485,000	NAXS Nordic Access Buyout Fund (1)		3,825,657
	Russia—0.0%
92,634	Renaissance Pre-IPO Fund (1)(3)		3,427,458

	TOTAL INVESTMENT FUNDS (Cost $82,678,091)		78,051,382

EQUITY LINKED NOTES—0.2%
	Taiwan—0.2%
5,433,877	Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (4)		15,704,991
	India—0.0%
126,093	Reliance Industry, Issued by CLSA, Expires 05/17/2010 (4)		4,551,923
	Russia—0.0%
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (1)(3)(4)		2,247,826
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (1)(3)(4)		263,850

			2,511,676
	Ukraine—0.0%
1,016	Laona Investments, Issued by UniCredit Bank Austria, Expires 11/16/2010 (1)		175,019

	TOTAL EQUITY LINKED NOTES (Cost $30,338,960)		22,943,609

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
PREFERRED STOCKS—0.2%
	Germany—0.1%
169,506	Henkel AG		$4,611,293
97,686	Volkswagen AG		6,213,298

			10,824,591
	Russia—0.1%
38,603	Silvinit (3)		6,176,480
	Philippines—0.0%
11,528,247	Ayala Land (1)(3)		23,840

	TOTAL PREFERRED STOCKS (Cost $15,700,035)		17,024,911

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
	Bulgaria—0.1%
12,071,674	Bulgaria Compensation Notes (1)		1,880,769
3,842,865	Bulgaria Housing Compensation Notes (1)		572,688
29,663,486	Bulgaria Registered Compensation Vouchers (1)		5,023,452

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)		7,476,909

RIGHTS—0.0%
	Italy—0.0%
637,785	Snam Rete Gas (1)		490,175
	Bulgaria—0.0%
10,693,367	Chimimport AD (1)		362,180

	TOTAL RIGHTS (Cost $549,211)		852,355

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
REPURCHASE AGREEMENT—9.6%
		United States—9.6%
890,575,161	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009 due 05/01/2009, with a maturity value of $890,576,889 and an effective yield of 0.07%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.000%-4.939%, maturities ranging from 06/04/2009-11/01/2033 and an aggregate market value of $908,388,608. (Cost $890,575,161)		$890,575,161

		TOTAL INVESTMENTS—70.3% (Cost $6,927,554,047)		6,530,965,817
		OTHER ASSETS AND LIABILITIES—29.7%		2,753,937,341

		TOTAL NET ASSETS—100.0%		$9,284,903,158

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Affiliated Security.
(3)	Illiquid security.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(5)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees.

Aggregate cost for federal income tax purposes was $7,364,310,935.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) April 30, 2009

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

05/06/09	AUD	127,257,947	93,456,625	88,991,482	$4,465,143
05/26/09	AUD	100,396,492	73,625,515	70,758,443	2,867,072
07/02/09	BRL	580,690,978	263,565,479	259,622,856	3,942,623
06/17/09	CAD	784,432,672	660,427,873	634,384,727	26,043,146
05/12/09	CZK	3,094,681,685	152,926,146	146,531,087	6,395,059
05/14/09	CZK	1,362,425,546	67,321,014	63,175,670	4,145,344
07/14/09	CZK	189,446,680	9,341,106	10,023,634	(682,528)
10/14/09	CZK	190,169,365	9,360,126	10,013,890	(653,764)
10/22/09	CZK	990,331,873	48,737,449	44,696,117	4,041,332
10/26/09	CZK	1,261,973,861	62,101,611	66,258,096	(4,156,485)
10/27/09	CZK	3,109,253,082	153,003,438	166,557,249	(13,553,811)
11/03/09	CZK	5,091,134,065	250,499,858	262,353,015	(11,853,157)
05/04/09	DKK	20,551,111	3,656,000	3,651,583	4,417
06/17/09	EUR	60,387,421	80,003,552	82,843,389	(2,839,837)
09/28/09	EUR	25,046,531	33,174,173	31,814,104	1,360,069
06/17/09	GBP	105,674,213	156,584,681	152,690,784	3,893,897
05/12/09	HUF	5,385,367,254	24,691,621	22,171,216	2,520,405
05/19/09	HUF	4,050,001,935	18,538,698	17,945,404	593,294
10/29/09	HUF	8,259,278,481	36,713,934	34,001,333	2,712,601
05/01/09	JPY	115,111,003	1,170,006	1,190,886	(20,880)
05/07/09	JPY	40,788,622,245	414,626,460	413,107,597	1,518,863
05/13/09	JPY	6,753,945,588	68,661,883	67,674,805	987,078
06/08/09	JPY	40,788,622,245	414,826,182	418,294,329	(3,468,147)
05/29/09	KRW	290,045,012,386	226,306,532	214,832,244	11,474,288
06/17/09	MXN	857,987,128	61,319,105	64,615,558	(3,296,453)
05/07/09	PLN	279,321,172	83,735,853	81,301,662	2,434,191
05/11/09	PLN	580,924,002	174,100,924	157,352,053	16,748,871
05/14/09	PLN	71,637,686	21,464,904	20,669,885	795,019
05/21/09	PLN	42,511,051	12,731,195	11,701,363	1,029,832
10/26/09	PLN	41,012,176	12,189,226	14,998,053	(2,808,827)
10/30/09	PLN	409,144,853	121,581,441	117,926,185	3,655,256
11/19/09	PLN	444,247,683	131,960,202	164,348,318	(32,388,116)
07/07/09	ZAR	1,165,895,726	135,683,208	127,325,459	8,357,749

Net unrealized appreciation on forward foreign exchange contracts to buy					$34,263,544

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2009

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

06/11/09	CHF	55,443,868	48,711,300	47,833,956	$(877,344)
05/12/09	CZK	3,475,578,467	171,748,461	174,984,567	3,236,106
05/14/09	CZK	1,362,425,546	67,321,015	66,540,977	(780,038)
07/14/09	CZK	189,446,680	9,341,106	10,324,070	982,964
10/14/09	CZK	190,169,365	9,360,126	10,324,070	963,944
10/22/09	CZK	990,331,873	48,737,449	52,545,235	3,807,786
10/26/09	CZK	1,261,973,861	62,101,611	62,720,288	618,677
10/27/09	CZK	3,109,253,082	153,003,439	159,967,414	6,963,975
11/03/09	CZK	7,687,684,655	378,258,339	409,456,829	31,198,490
06/17/09	EUR	913,769,423	1,210,596,490	1,169,172,052	(41,424,438)
09/28/09	EUR	25,046,531	33,174,173	31,572,655	(1,601,518)
05/12/09	HUF	5,385,367,255	24,691,621	25,153,514	461,893
05/19/09	HUF	8,391,519,958	38,411,797	38,292,129	(119,668)
10/29/09	HUF	8,259,278,481	36,713,934	34,860,308	(1,853,626)
05/07/09	JPY	40,788,622,245	414,626,459	418,081,023	3,454,564
06/11/09	NOK	157,744,894	23,946,903	22,277,880	(1,669,023)
05/05/09	PLN	759,878	227,914	227,849	(65)
05/07/09	PLN	279,321,172	83,735,852	100,928,263	17,192,411
05/11/09	PLN	580,924,002	174,100,924	202,064,958	27,964,034
05/14/09	PLN	71,637,686	21,464,904	23,377,394	1,912,490
05/21/09	PLN	42,511,051	12,731,195	13,815,746	1,084,551
10/26/09	PLN	41,012,176	12,189,226	13,778,195	1,588,969
10/30/09	PLN	484,300,672	143,914,737	161,084,541	17,169,804
11/19/09	PLN	444,247,683	131,960,201	141,517,856	9,557,655
06/17/09	SEK	505,305,272	62,735,330	61,569,284	(1,166,046)

Net unrealized appreciation on forward foreign exchange contracts to sell					$78,666,547

Glossary of Currencies

AUD	— Australian Dollar

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio International Equity Fund

At April 30, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	11.2%	$1,039,269,894
Industrial	10.0	926,204,847
Materials	9.7	900,812,694
Energy	7.0	648,259,353
Consumer Discretionary	6.8	629,431,007
Telecommunications	4.5	422,512,861
Healthcare	3.6	338,521,310
Consumer Staples	3.6	337,274,300
Utilities	2.2	202,547,836
Information Technology	2.1	195,556,554
Short-term Investment	9.6	890,575,161

Total Investments	70.3	6,530,965,817
Other Assets and Liabilities (Net)	29.7	2,753,937,341 *

Net Assets	100.0%	$9,284,903,158

*	Other Assets and Liabilities (Net) include the margin requirements for $3,595,548,034 in net notional market value of futures, which is 38.72% of net assets, and $(51,058,512) in net notional market value for swaps, which is (0.55)% of net assets.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—57.2%
		France—7.7%
97,903		Accor SA	$4,179,942
341,848		Aeroports de Paris	19,885,945
169,000		Air Liquide	13,851,927
504,259		Alcatel-Lucent (1)	1,300,305
370,657		Alstom SA	23,494,524
859,812		AXA SA	14,520,849
544,958		BNP Paribas	29,065,486
274,531		Bouygues SA	11,830,159
379,939		Carrefour SA	15,551,792
239,007		Casino Guichard-Perrachon	15,065,808
336,533		Compagnie de Saint-Gobain	12,229,902
277,359		Compagnie Generale des Etablissements Michelin	14,331,771
594,166		Credit Agricole	8,818,089
132,164		Danone SA	6,328,341
1,153,698		France Telecom	25,790,270
651,168		GDF Suez	23,556,153
88,626		Lafarge SA	5,075,684
19,638		Lagardere SCA	622,063
138,001		LVMH	10,494,630
44,914		Pernod-Ricard SA	2,677,307
151,282		Peugeot SA	3,538,186
49,151		PPR	3,806,848
202,917		Publicis Groupe	6,255,617
599,049		Renault SA	19,503,662
603,961		Sanofi-Aventis SA	35,029,514
296,152		Schneider Electric	22,725,681
284,661		Societe Generale	14,773,207
96,819		Suez Environnement	1,489,503
32,732		Technip SA	1,425,026
1,710,025		Total SA	86,888,014
16,995		Vallourec SA	1,877,949
201,458		Veolia Environnement	5,596,649
971,190		Vinci SA	44,012,798
702,043		Vivendi	19,042,774

			524,636,375
		Germany—6.4%
70,045		Adidas AG	2,656,412
278,529		Allianz SE - Registered	25,739,555
280,866		BASF SE	10,633,055

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Germany—Continued

482,022		Bayer AG	$24,022,537
351,608		BMW AG	12,230,289
56,586		Celesio AG	1,258,950
181,902		Commerzbank AG	1,243,758
1,584,334		Daimler AG - Registered	56,988,242
243,525		Deutsche Bank - Registered	13,117,551
92,350		Deutsche Boerse	6,852,887
809,998		Deutsche Post - Registered	9,391,623
64,324		Deutsche Postbank	1,380,819
2,209,189		Deutsche Telekom - Registered	26,756,403
720,587		E.ON AG	24,482,351
2,091,015		Fraport AG	84,648,064
287,718		Fresenius SE	11,956,161
40,551		Hochtief AG	1,992,999
200,562		MAN SE	12,488,284
87,821		Merck KGaA	7,907,451
220,899		Metro AG	9,425,367
166,124		RWE AG	12,016,947
26,745		Salzgitter AG	1,911,623
777,375		SAP AG	29,898,642
563,105		Siemens AG - Registered	38,077,079
200,887		ThyssenKrupp AG	4,323,013
9,176		Wacker Chemie	953,032

			432,353,094
		United Kingdom—5.9%
1,626,596		Anglo American	35,768,698
1,890,040		Aviva PLC	8,836,085
3,759,674		Barclays PLC	15,682,602
7,194,328		BP PLC	51,437,172
2,534,673		BT Group	3,530,525
885,987		Diageo PLC	10,673,514
1,402,903		G4S PLC	3,926,894
1,166,411		GlaxoSmithKline PLC	18,130,786
7,343,934		HSBC Holdings	52,289,163
140,024		Johnson Matthey	2,502,300
844,404		Legal & General	729,472
5,817,199		Lloyds Banking	9,654,315
568,333		Marks & Spencer	2,852,802
481,748		National Grid	4,029,706

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		United Kingdom—Continued

60,337		Next PLC	$1,461,810
1,492,909		Old Mutual	1,510,927
910,650		Prudential PLC	5,306,519
1,763,008		Rolls-Royce Group (1)	8,829,996
151,266,086		Rolls-Royce Group - C Shares Entitlement (1)(2)	224,146
15,391,623		Royal Bank of Scotland (1)	9,533,453
560,457		Smith & Nephew	3,990,481
517,946		Standard Chartered	8,120,068
4,957,228		Tesco PLC	24,769,429
43,356,064		Vodafone Group	80,113,523
1,888,204		William Morrison Supermarkets	6,903,918
410,493		Wolseley PLC (1)	7,457,371
3,518,461		WPP PLC	24,321,700

			402,587,375
		Japan—5.7%
316,248		Aisin Seiki	6,460,929
386,300		Bridgestone Corp	5,732,561
631,064		Canon Inc	18,921,978
982		Central Japan Railway	5,819,037
107,500		Daikin Industries	2,890,049
505,449		Denso Corp	11,867,533
205,100		East Japan Railway	11,590,751
191,100		Eisai Co	5,156,990
171,640		Fanuc Ltd	12,334,144
1,324		Fuji Media	1,477,616
1,144,932		Honda Motor	33,108,010
904,888		ITOCHU Corp	4,837,842
329,500		JFE Holdings	8,958,810
1,052		KDDI Corp	4,726,168
816,430		Komatsu Ltd	10,115,649
271,484		Kubota Corp	1,622,530
82,800		Kyocera Corp	6,412,929
81,700		Makita Corp	1,872,577
1,016,538		Mitsubishi Corp	15,601,691
1,260,000		Mitsubishi Electric	6,672,359
1,281,800		Mitsui & Co	13,523,488
222,000		NGK Insulators	3,373,380
108,814		Nidec Corp	5,983,470
50,841		Nintendo Co	13,595,840

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Japan—Continued

109,500		Nippon Telegraph & Telephone	$4,095,746
1,712,500		Nissan Motor	8,877,115
4,009		NTT DoCoMo	5,582,487
1,119,351		Panasonic Corp	16,269,471
659,000		Ricoh Co	8,057,905
164,980		Shin-Etsu Chemical	7,981,957
263,398		Sony Corp	6,773,359
2,798,000		Sumitomo Metal Industries	6,541,038
809,100		Suzuki Motor	15,148,267
220,896		Takeda Pharmaceutical	7,858,271
2,223,694		Toyota Motor	87,017,552

			386,859,499
		Switzerland—5.0%
2,622,162		ABB Ltd - Registered (1)	37,688,039
126,396		BKW FMB Energie	8,883,621
446,959		Credit Suisse - Registered	17,502,411
74,643		Flughafen Zuerich - Registered	15,728,803
18,026		Givaudan SA - Registered	11,506,126
89,473		Holcim Ltd - Registered	4,591,683
1,568,829		Nestle SA - Registered	51,460,952
144,765		Nobel Biocare - Registered	2,981,858
932,175		Novartis AG - Registered	35,520,782
189,444		Roche Holding	24,034,995
22,990		Swatch Group	3,235,697
142,150		Swiss Reinsurance - Registered	3,429,722
28,019		Swisscom AG - Registered	7,355,618
45,927		Syngenta AG - Registered	9,879,376
1,971,954		UBS AG - Registered (1)	27,615,493
7,663,484		Xstrata PLC	68,986,175
47,660		Zurich Financial Services - Registered	8,963,319

			339,364,670
		Australia—4.0%
4,309,480		BHP Billiton	99,363,588
12,594,430		Macquarie Airports	16,748,158
3,444,332		Rio Tinto	152,100,702

			268,212,448

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Netherlands—2.4%
749,594		AEGON NV	$3,873,819
216,232		European Aeronautic Defence & Space	3,151,819
1,228,020		Heineken NV	36,743,291
1,047,133		ING Groep	9,832,222
688,686		KKR Private Equity Investors (Unit) (1)	2,341,532
1,912,525		Koninklijke (Royal) KPN	23,084,820
172,711		Koninklijke Philips Electronics	3,149,105
49,982		Randstad Holding	1,155,071
1,572,302		Reed Elsevier	17,413,537
620,561		Royal Dutch Shell - Class A	14,464,477
633,414		Royal Dutch Shell - Class B	14,613,889
503,971		TNT NV	9,389,437
1,282,029		Unilever NV	25,524,721

			164,737,740
		Russia—2.2%
6,816,851		AvtoVAZ (2)	2,220,112
247,110		AvtoVAZ Sponsored GDR (2)	402,394
2,226,400		Gazprom OAO Sponsored ADR	39,808,032
230,736		Inter Rao UES Sponsored GDR (1)(2)(3)	807,576
76,728		Kuzbassenergo OJSC Sponsored GDR (1)(2)(3)	145,783
606,150		LUKOIL Sponsored ADR	27,034,290
3,076,055		MMC Norilsk Nickel Sponsored ADR	25,623,538
370,392		Mosenergo OAO Sponsored GDR (1)(2)(3)	907,379
338,000		NovaTek OAO Sponsored GDR	11,999,000
722,010		Novolipetsk Steel Sponsored GDR	11,046,753
1,062,048		OGK1 Sponsored GDR (1)(2)(3)	659,675
276,000		OGK2 Sponsored GDR (1)(2)(3)	400,200
453,744		OGK3 Sponsored GDR (1)(2)(3)	699,448
321,816		OGK6 Sponsored GDR (1)(2)(3)	421,182
55,200,000		RAO Energy System of East-BRD (1)(2)	147,660
4,432,300		Rosneft Oil Sponsored GDR (1)	23,269,575
977,507		Sistema-Hals Sponsored GDR (1)(3)	400,778
421,728		TGK1 Sponsored GDR (1)(2)(3)	344,168
71,208		TGK2 Sponsored GDR (1)(2)(3)	101,158
174,984		TGK4 Sponsored GDR (1)(2)(3)	182,470
185,472		TGK9 Sponsored GDR (1)(2)(3)	201,816
17,664		TGK14 Sponsored GDR (1)(2)(3)	38,441
184,368		Volga Territorial Generating Sponsored GDR (1)(2)(3)	211,760

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Russia—Continued

189,888		Yenisei Territorial Generating Sponsored GDR (1)(2)(3)	$119,668

			147,192,856
		Spain—2.1%
5,981		Acciona SA	618,976
1,814,739		Banco Bilbao Vizcaya Argentaria	19,911,005
148,646		Banco Popular Espanol	1,238,946
5,563,746		Banco Santander	53,598,221
111,965		Cintra Concesiones de Infraestructuras	617,198
494,381		EDP Renovaveis (1)	4,061,646
115,143		Gamesa Corp	2,195,568
823,660		Iberdrola Renovables (1)	3,372,525
828,202		Iberdrola SA	6,584,703
117,398		Inditex SA	5,038,721
403,847		Repsol YPF	7,743,442
2,109,919		Telefonica SA	40,288,253

			145,269,204
		Czech Republic—1.9%
934,631		Komercni Banka	126,597,125

		Italy—1.7%
502,562		Assicurazioni Generali	10,308,828
105,889		Banco Popolare	705,777
1,412,403		Enel SpA	7,734,285
1,996,764		Eni SpA	43,525,253
206,634		Geox SpA	1,768,817
6,063,874		Intesa Sanpaolo	19,585,897
52,296		Italcementi SpA	637,883
266,360		Mediobanca SpA	3,098,933
90,055		Saipem SpA	1,953,463
214,525		Saras SpA	633,916
385,768		Snam Rete Gas	1,533,544
4,934,066		Telecom Italia	6,296,220
173,913		UBI Banca	2,419,747
7,266,045		UniCredit SpA	17,995,174

			118,197,737
		Canada—1.7%
760,687		EnCana Corp	35,015,547
1,135,459		Petro-Canada	35,991,403

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Canada—Continued

181,798		Research In Motion (1)	$12,634,961
2,667,320		Talisman Energy	33,563,197

			117,205,108
		Sweden—1.6%
184,835		Assa Abloy - Class B	2,197,275
2,422,406		Atlas Copco - Class A	22,781,955
560,430		Getinge AB - Class B	6,557,890
167,216		Hennes & Mauritz - Class B	7,525,706
766,549		Nordea Bank	5,767,319
1,919,090		Sandvik AB	12,747,075
324,073		Skandinaviska Enskilda Banken - Class A (1)	1,279,474
343,835		Skanska AB - Class B	3,745,921
973,170		SKF AB - Class B	10,783,465
2,971,265		Svenska Cellulosa - Class B	28,958,260
243,967		Swedbank AB - Class A (1)	1,399,376
273,461		TeliaSonera AB	1,293,546
410,760		Volvo AB - Class B	2,715,621

			107,752,883
		Ireland—1.0%
2,692,040		CRH PLC	70,345,624
		Finland—1.0%
2,465,152		Nokia Oyj	35,703,643
431,016		Orion Oyj - Class B	6,282,533
181,405		Sampo Oyj - Class A	3,420,604
3,369,784		Stora Enso - Class R (1)	19,468,712
427,579		UPM-Kymmene Oyj	3,869,775
21,644		Wartsila Oyj	723,895

			69,469,162
		Multinational—1.0%
2,499,855		ArcelorMittal	59,626,044
216,288		Central European Media Enterprises - Class A (1)	3,549,286
153,406		Tenaris SA	1,962,652

			65,137,982
		Hong Kong—0.8%
10,754,358		China Merchants Holdings International	25,643,444
1,199,000		China Mobile	10,458,172

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Hong Kong—Continued

6,638,000		CNOOC Ltd	$7,434,416
43,732,604		GOME Electrical Appliances (2)(4)	6,319,944
2,864,505		Melco International Development (1)	1,422,985

			51,278,961
		Austria—0.7%
61,154		Erste Group Bank	1,296,563
37,259		Flughafen Wien	1,126,173
1,245,158		OMV AG	39,153,525
19,285		Raiffeisen International Bank	676,940
219,858		Telekom Austria	2,916,252
66,689		Voestalpine AG	1,294,615

			46,464,068
		Poland—0.6%
5,354,478		PKO Bank Polski	43,153,169
		China—0.6%
43,054,705		Beijing Capital International Airport - Class H	27,498,924
17,308,000		PetroChina Co	15,297,743

			42,796,667
		Hungary—0.6%
3,166,854		OTP Bank (1)	41,498,034
		Norway—0.6%
553,989		Dnb NOR	3,516,949
286,459		Norsk Hydro	1,284,970
1,392,061		Orkla ASA	10,107,416
182,539		Seadrill Ltd	1,987,363
981,229		StatoilHydro ASA	18,620,590
57,194		Yara International	1,556,725

			37,074,013
		Denmark—0.5%
5,202		ALK-Abello A/S	315,107
1,061		AP Moller-Maersk - Class B	6,247,616
27,987		Carlsberg A/S - Class B	1,364,199
310,839		Danske Bank (1)	3,469,926
337,794		Novo Nordisk - Class B	16,195,027

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Denmark—Continued

54,788		Vestas Wind Systems (1)	$3,620,889
28,716		Vestas Wind Systems New (1)	1,897,814

			33,110,578
		Romania—0.3%
1,331,771		BRD-Groupe Societe Generale	3,068,887
256,506,199		SNP Petrom	15,141,469

			18,210,356
		Lebanon—0.2%
797,891		SOLIDERE Sponsored GDR (3)	12,766,256
		Belgium—0.2%
144,556		Anheuser-Bush InBev	4,466,016
1,405,957		Fortis	3,502,503
124,784		KBC Groep	2,796,917

			10,765,436
		Mexico—0.2%
274,270		America Movil SAB de C.V. - Class L	9,009,770
797,083		Grupo Cementos de Chihuahua	1,723,733

			10,733,503
		Greece—0.2%
63,161		Alpha Bank (1)	623,525
514,139		Hellenic Telecommunications Organization	7,902,913
67,800		National Bank of Greece	1,432,078

			9,958,516
		Ukraine—0.1%
89,341,591		Raiffeisen Bank Aval (1)	1,910,449
39,541		Ukrnafta (1)	537,161
26,941		Ukrnafta Sponsored ADR (1)	2,141,971
13,114,606		Ukrsotsbank JSCB (1)	280,438
92,477,349		UkrTelecom (1)	3,629,300
627,195		UkrTelecom Sponsored GDR (1)	1,205,089

			9,704,408
		South Africa—0.1%
424,790		Impala Platinum	8,211,396

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Portugal—0.1%
1,955,125		Energias de Portugal	$7,160,795
		South Korea—0.1%
133,259		Hyundai Motor	7,114,763
		New Zealand—0.0%
2,455,056		Auckland International Airport	2,317,676
		TOTAL COMMON STOCKS (Cost $3,998,483,340)	3,878,237,477

INVESTMENT FUND—0.6%
		Multinational—0.6%
1,427,533		iShares MSCI Emerging Markets Index Fund (Cost $28,984,947)	40,898,821

EQUITY LINKED NOTES—0.4%
		Taiwan—0.3%
5,903,026		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (3)	17,060,926
		India—0.1%
142,645		Reliance Industry, Issued by CLSA, Expires 05/17/2010 (3)	5,149,446
		Russia—0.0%
552		Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (1)(2)(3)	1,454,630
552		Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (1)(2)(3)	170,745

			1,625,375
		TOTAL EQUITY LINKED NOTES (Cost $26,495,987)
			23,835,747

PREFERRED STOCKS—0.1%
		Germany—0.1%
122,534		Henkel AG	3,333,452
77,645		Volkswagen AG	4,938,595

			8,272,047
		Russia—0.0%
7,864		Silvinit (2)	1,258,240

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio International Equity Fund II

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
PREFERRED STOCKS—Continued

	Philippines—0.0%
8,687,023	Ayala Land (1)(2)		$17,964
	TOTAL PREFERRED STOCKS (Cost $8,314,422)
			9,548,251

RIGHTS—0.0%
	Italy—0.0%
385,768	Snam Rete Gas (1) (Cost $331,919)		296,485

Face
Value		Currency

REPURCHASE AGREEMENT—16.7%
		United States—16.7%
1,134,055,772	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009, with a maturity value of $1,134,057,977 and an effective yield of 0.07%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 0.154%-5.742%, maturities ranging from 07/30/2009-10/01/2036, and an aggregate market value of $1,156,797,748. (Cost $1,134,055,772)	$1,134,055,772

		TOTAL INVESTMENTS—75.0% (Cost $5,196,666,387)	5,086,872,553
		OTHER ASSETS AND LIABILITIES—25.0%	1,695,687,762

		TOTAL NET ASSETS—100.0%	$6,782,560,315

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Illiquid security.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(4)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees.

Aggregate cost for federal income tax purpose was $5,676,613,344.

Glosarry of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) April 30, 2009

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
					Net Unrealized
Expiration		Local	Value in	In Exchange	Appreciation
Date		Currency	USD	for USD	(Depreciation)

05/06/09	AUD	115,083,025	84,515,518	80,784,710	$3,730,808
05/26/09	AUD	77,664,789	56,955,278	54,737,366	2,217,912
07/02/09	BRL	438,995,319	199,252,297	196,265,022	2,987,275
06/17/09	CAD	567,373,978	477,682,282	459,089,364	18,592,918
06/11/09	CHF	39,874,082	35,032,159	34,220,073	812,086
05/07/09	CZK	519,948,610	25,697,797	24,627,430	1,070,367
05/12/09	CZK	1,601,374,090	79,133,168	75,696,787	3,436,381
05/14/09	CZK	92,749,107	4,582,976	4,435,716	147,260
05/21/09	CZK	219,205,680	10,829,093	10,377,091	452,002
07/14/09	CZK	30,085,280	1,483,424	1,434,511	48,913
10/14/09	CZK	30,200,046	1,486,445	1,439,297	47,148
10/26/09	CZK	671,909,812	33,064,617	33,459,658	(395,041)
10/27/09	CZK	1,242,886,992	61,161,308	67,255,790	(6,094,482)
11/03/09	CZK	3,224,350,815	158,648,233	165,410,207	(6,761,974)
05/04/09	DKK	16,247,549	2,890,405	2,886,913	3,492
06/17/09	EUR	197,526,000	261,689,958	262,147,380	(457,422)
06/17/09	GBP	90,664,259	134,343,409	131,357,060	2,986,349
05/12/09	HUF	9,935,734,470	45,554,812	41,545,160	4,009,652
06/04/09	HUF	8,473,208,692	38,652,378	42,275,493	(3,623,115)
05/01/09	JPY	83,420,526	847,898	863,030	(15,132)
05/07/09	JPY	27,452,388,882	279,060,339	278,061,434	998,905
05/13/09	JPY	7,195,280,888	73,148,581	72,097,003	1,051,578
06/08/09	JPY	26,843,664,117	273,003,943	275,241,606	(2,237,663)
05/29/09	KRW	222,807,446,275	173,844,673	165,030,328	8,814,345
06/17/09	MXN	779,412,541	55,703,492	58,390,243	(2,686,751)
06/11/09	NOK	37,827,856	5,742,563	5,968,892	(226,329)
05/07/09	PLN	154,037,040	46,177,748	45,169,503	1,008,245
05/11/09	PLN	318,681,890	95,507,865	90,151,645	5,356,220
05/14/09	PLN	4,876,840	1,461,255	1,432,015	29,240
05/21/09	PLN	27,102,710	8,116,710	7,957,156	159,554
10/20/09	PLN	120,617,005	35,857,632	43,913,759	(8,056,127)
10/26/09	PLN	21,836,018	6,489,882	7,985,379	(1,495,497)
10/30/09	PLN	322,729,054	95,902,132	95,318,486	583,646
11/19/09	PLN	221,530,690	65,803,910	81,954,724	(16,150,814)
07/07/09	ZAR	934,587,513	108,764,299	102,082,242	6,682,057

Net unrealized appreciation on forward foreign exchange contracts to buy					$17,026,006

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2009

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
					Net Unrealized
Expiration		Local	Value in	In Exchange	Appreciation
Date		Currency	USD	for USD	(Depreciation)

06/11/09	CHF	54,763,050	48,113,155	47,287,791	$(825,364)
05/07/09	CZK	1,012,760,068	50,054,376	53,619,233	3,564,857
05/12/09	CZK	1,883,833,199	93,091,109	94,845,143	1,754,034
05/14/09	CZK	92,749,107	4,582,977	4,529,874	(53,103)
05/21/09	CZK	219,205,680	10,829,094	10,892,208	63,114
07/14/09	CZK	30,085,280	1,483,424	1,639,525	156,101
10/14/09	CZK	30,200,046	1,486,445	1,639,525	153,080
10/26/09	CZK	671,909,813	33,064,616	33,394,017	329,401
10/27/09	CZK	1,242,886,992	61,161,307	62,556,867	1,395,560
11/03/09	CZK	4,337,434,252	213,415,450	231,025,632	17,610,182
06/17/09	EUR	636,132,085	842,771,983	815,170,374	(27,601,609)
05/12/09	HUF	9,935,734,469	45,554,811	46,406,980	852,169
06/04/09	HUF	12,448,940,237	56,788,539	58,766,289	1,977,750
05/07/09	JPY	27,452,388,882	279,060,339	281,215,183	2,154,844
06/11/09	NOK	119,682,683	18,168,764	16,933,268	(1,235,496)
05/05/09	PLN	8,868,255	2,659,905	2,659,147	(758)
05/07/09	PLN	154,037,040	46,177,749	55,658,875	9,481,126
05/11/09	PLN	318,681,889	95,507,865	110,853,289	15,345,424
05/14/09	PLN	4,876,840	1,461,254	1,591,450	130,196
05/21/09	PLN	27,102,710	8,116,710	8,808,160	691,450
10/20/09	PLN	120,617,005	35,857,632	38,468,189	2,610,557
10/26/09	PLN	21,836,018	6,489,882	7,335,893	846,011
10/30/09	PLN	322,729,054	95,902,132	104,689,184	8,787,052
11/19/09	PLN	221,530,690	65,803,910	70,571,276	4,767,366
06/17/09	SEK	328,306,900	40,760,393	40,002,790	(757,603)

Net unrealized appreciation on forward foreign exchange contracts to sell					$42,196,341

Glossary of Currencies

AUD	— Australian Dollar

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen

KRW	— South Korean Won
MXN	— Mexican Peso

NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio International Equity Fund II

At April 30, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	10.8%	$729,369,948
Materials	10.0	679,835,052
Industrials	9.1	616,875,678
Energy	7.9	536,792,031
Consumer Discretionary	6.4	436,419,312
Telecommunications	3.9	264,035,075
Consumer Staples	3.2	214,288,107
Healthcare	3.1	207,199,332
Information Technology	2.2	149,570,599
Utilities	1.7	118,431,647
Short-term Investment	16.7	1,134,055,772

Total Investments	75.0	5,086,872,553
Other Assets and Liabilities (Net)	25.0	1,695,687,762	*

Net Assets	100.0%	$6,782,560,315

*	Other Assets and Liabilities (Net) include the margin requirements for $2,756,667,524 and net notional market value of futures, which is 40.64% of net assets, and $(5,680,669) in net notional market value for swaps, which is (0.08)% of net assets.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—39.9%
			Federal Home Loan Mortgage Corporation
1,359,975	USD		4.741% due 09/01/2035 (1)	$1,374,246
1,841,332	USD		4.892% due 04/01/2036 (1)	1,859,628
5,249,973	USD		5.142% due 02/01/2037 (1)	5,447,972
116,559,391	USD		6.500% due 05/01/2022-12/01/2038	123,641,642

				132,323,488

			Federal Home Loan Mortgage Corporation TBA
60,590,000	USD		4.500% due 05/01/2039	61,593,492
5,000,000	USD		6.500% due 05/01/2039	5,296,095

				66,889,587

			Federal National Mortgage Association Corporation
13,460,000	USD		2.750% due 02/05/2014	13,656,691
2,432,348	USD		4.340% due 11/01/2035 (1)	2,442,233
24,145,892	USD		5.000% due 12/01/2036-05/01/2038	24,864,321
23,151,538	USD		5.500% due 05/01/2035-02/01/2038	24,016,082
1,958,014	USD		5.573% due 02/01/2036 (1)	2,034,685
10,285,811	USD		5.808% due 12/01/2037 (1)	10,747,887
11,809,841	USD		5.817% due 06/01/2037 (1)	12,359,228
57,717,646	USD		6.000% due 06/01/2036-02/01/2038	60,423,521

				150,544,648

			Federal National Mortgage Association Corporation TBA
68,540,000	USD		4.500% due 05/01/2039	69,760,834

			Government National Mortgage Association
59,618,162	USD		6.000% due 07/15/2034-09/15/2038	62,295,309

			U.S. Treasury Bonds
16,607,000	USD		4.375% due 02/15/2038	17,458,125
3,680,000	USD		4.500% due 05/15/2038	3,961,178

				21,419,303

			U.S. Treasury Notes
27,370,000	USD		1.750% due 01/31/2014-03/31/2014	27,121,038

			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $518,410,274)	530,354,207

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—36.9%
			United States—25.4%
			Abbott Laboratories
3,130,000	USD		5.600% due 11/30/2017 (2)	$3,294,006

			AIG Life Holdings US
4,900,000	USD		7.500% due 08/11/2010	3,942,344

			Allstate Life Global Funding Trusts
1,510,000	USD		5.375% due 04/30/2013	1,488,750

			American Express Bank FSB
3,500,000	USD		5.550% due 10/17/2012	3,344,922

			American Honda Finance
6,000,000	USD		4.625% due 04/02/2013 (3)	5,367,330

			Amgen Inc
3,130,000	USD		5.700% due 02/01/2019 (2)	3,225,111

			Anheuser-Busch Cos
4,160,000	USD		7.500% due 03/15/2012 (2)	4,400,194

			Anheuser-Busch InBev Worldwide
3,940,000	USD		8.200% due 01/15/2039 (2)(3)	3,958,908

			AT&T Inc
6,480,000	USD		5.500% due 02/01/2018 (2)	6,479,844

			Avon Products
6,800,000	USD		5.625% due 03/01/2014 (2)	6,989,863

			Boeing Co
1,340,000	USD		6.000% due 03/15/2019 (2)	1,411,736

			Bottling Group
2,330,000	USD		5.500% due 04/01/2016 (2)	2,472,060

			Cargill Inc
5,000,000	USD		4.375% due 06/01/2013 (2)(3)	4,664,715

			Chevron Corp
3,430,000	USD		3.950% due 03/03/2014 (2)	3,518,600

			Cintas Corp
3,050,000	USD		6.000% due 06/01/2012 (2)	3,242,415

			Cisco Systems
8,620,000	USD		4.950% due 02/15/2019	8,790,193

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			CME Group
3,420,000	USD		5.750% due 02/15/2014 (2)	$3,601,838

			Coca-Cola Co
4,910,000	USD		3.625% due 03/15/2014 (2)	5,021,963
6,000,000	USD		5.350% due 11/15/2017 (2)	6,338,226

				11,360,189

			Comcast Corp
3,190,000	USD		1.439% due 07/14/2009 (1)(2)	3,187,614
5,030,000	USD		6.950% due 08/15/2037 (2)	4,981,958

				8,169,572

			ConAgra Foods
1,690,000	USD		5.875% due 04/15/2014 (2)	1,756,633

			ConocoPhillips
4,440,000	USD		4.400% due 05/15/2013 (2)	4,544,411
8,760,000	USD		5.750% due 02/01/2019 (2)	8,959,089

				13,503,500

			Consolidated Edison
2,400,000	USD		5.500% due 09/15/2016 (2)	2,421,641
7,250,000	USD		5.850% due 04/01/2018 (2)	7,375,809

				9,797,450

			Florida Power & Light
4,580,000	USD		5.960% due 04/01/2039 (2)	4,632,940

			General Dynamics
720,000	USD		5.250% due 02/01/2014	764,960

			General Mills
1,570,000	USD		5.650% due 02/15/2019 (2)	1,605,912

			GlaxoSmithKline Capital
3,600,000	USD		4.375% due 04/15/2014 (2)	3,673,714

			Halliburton Co
2,350,000	USD		6.150% due 09/15/2019 (2)	2,498,814

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Harley-Davidson Funding
8,180,000	USD		5.250% due 12/15/2012 (2)(3)	$6,293,692
4,300,000	USD		6.800% due 06/15/2018 (2)(3)	3,042,422

				9,336,114

			Heinz (H.J.) Co
5,400,000	USD		5.350% due 07/15/2013 (2)	5,591,036

			Hewlett-Packard Co
9,730,000	USD		4.750% due 06/02/2014 (2)	10,180,840

			Honeywell International
3,440,000	USD		3.875% due 02/15/2014 (2)	3,471,270

			ING Security Life Institutional Funding
6,780,000	USD		4.250% due 01/15/2010 (3)	6,555,643

			Ingersoll-Rand Global Holding
5,270,000	USD		9.500% due 04/15/2014 (2)	5,517,927

			International Business Machines
2,520,000	USD		8.000% due 10/15/2038 (2)	3,124,228

			ITT Corp
1,830,000	USD		6.125% due 05/01/2019 (2)	1,882,283

			JPMorgan Chase
12,500,000	USD		2.200% due 06/15/2012	12,567,338

			Kraft Foods
8,650,000	USD		6.125% due 02/01/2018	8,795,208

			McCormick & Co
2,350,000	USD		5.750% due 12/15/2017 (2)	2,244,095

			Merna Reinsurance, Series B
2,700,000	USD		2.970% due 07/07/2010 (1)(3)	2,465,640

			Metropolitan Life Global Funding I
6,170,000	USD		4.250% due 07/30/2009 (3)	6,170,000
3,130,000	USD		5.125% due 04/10/2013 (3)	2,994,671

				9,164,671

			Novartis Capital
5,250,000	USD		4.125% due 02/10/2014 (2)	5,447,253

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Ocean Energy
8,740,000	USD		7.250% due 10/01/2011 (2)	$9,254,707

			PACCAR Inc
3,330,000	USD		6.875% due 02/15/2014 (2)	3,489,114

			PECO Energy
3,340,000	USD		5.000% due 10/01/2014 (2)	3,368,794

			Pfizer Inc
10,110,000	USD		5.350% due 03/15/2015 (2)	10,881,787

			President and Fellows of Harvard College
1,860,000	USD		6.000% due 01/15/2019 (3)	1,999,137

			Procter & Gamble Co
9,890,000	USD		4.700% due 02/15/2019 (2)	9,933,130

			Raytheon Co
3,710,000	USD		6.400% due 12/15/2018 (2)	4,000,946

			Roche Holdings
14,180,000	USD		5.000% due 03/01/2014 (2)(3)	14,881,002

			Sara Lee
7,250,000	USD		6.250% due 09/15/2011 (2)	7,591,809

			State Street Bank & Trust
8,160,000	USD		1.488% due 09/15/2011 (1)	8,222,522

			SYSCO Corp
5,290,000	USD		5.250% due 02/12/2018 (2)	5,215,506

			TIAA Global Markets
5,040,000	USD		4.950% due 07/15/2013 (2)(3)	4,911,823

			Time Warner
3,700,000	USD		1.461% due 11/13/2009 (1)	3,675,580

			Time Warner Cable
6,400,000	USD		6.750% due 07/01/2018 (2)	6,486,784

			Tyco International Finance
5,680,000	USD		8.500% due 01/15/2019 (2)	6,090,016

			United Parcel Service
3,540,000	USD		6.200% due 01/15/2038 (2)	3,673,161

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			UnitedHealth Group
4,690,000	USD		6.875% due 02/15/2038 (2)	$4,086,965

			Wal-Mart Stores
5,620,000	USD		6.500% due 08/15/2037	5,979,708

			Williams Cos
1,840,000	USD		8.750% due 01/15/2020 (3)	1,893,877

			Wyeth
5,730,000	USD		5.500% due 02/01/2014 (2)	6,157,447
900,000	USD		5.450% due 04/01/2017 (2)	913,660

				7,071,107

				337,007,534

			Netherlands—2.7%
			ING Bank NV
13,710,000	USD		2.625% due 02/09/2012 (3)	13,758,026

			Koninklijke Philips Electronics NV
7,050,000	USD		6.875% due 03/11/2038 (2)	6,925,962

			Shell International Finance BV
9,990,000	USD		4.000% due 03/21/2014 (2)	10,313,317
4,450,000	USD		6.375% due 12/15/2038 (2)	4,752,342

				15,065,659

				35,749,647
			Canada—2.2%
			Alcan Inc
5,000,000	USD		7.250% due 03/15/2031 (2)	3,980,190

			Barrick Gold
3,700,000	USD		6.950% due 04/01/2019 (2)	3,919,961

			Encana Corp
8,940,000	USD		6.500% due 05/15/2019 (2)	9,192,287

			Potash Corp of Saskatchewan
1,820,000	USD		6.500% due 05/15/2019	1,894,880

			Thomson Reuters
4,460,000	USD		5.700% due 10/01/2014 (2)	4,393,475

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Canada—Continued

			TransCanada Pipelines
4,020,000	USD		4.000% due 06/15/2013 (2)	$3,950,193
1,710,000	USD		7.625% due 01/15/2039 (2)	1,877,722

				5,827,915

				29,208,708

			United Kingdom—1.8%
			Anglo American Capital PLC
5,325,000	USD		9.375% due 04/08/2014 (2)(3)	5,531,131

			AstraZeneca PLC
2,400,000	USD		5.400% due 06/01/2014 (2)	2,587,505

			Diageo Capital
6,000,000	USD		5.125% due 01/30/2012 (2)	6,220,062

			SABMiller PLC
3,710,000	USD		6.200% due 07/01/2011 (2)(3)	3,736,634

			Vodafone Group
4,970,000	USD		5.000% due 09/15/2015 (2)	4,877,180
1,330,000	USD		6.150% due 02/27/2037 (2)	1,290,768

				6,167,948

				24,243,280

			France—1.8%
			AXA SA
5,410,000	USD		8.600% due 12/15/2030	4,089,149

			Lafarge SA
2,455,000	USD		7.125% due 07/15/2036 (2)	1,426,411

			Societe Financement de l’Economie Francaise
17,920,000	USD		3.375% due 05/05/2014 (3)	18,001,213

				23,516,773
			Australia—1.1%

			BHP Billiton Finance USA
7,370,000	USD		5.400% due 03/29/2017	7,336,105

			National Australia Bank
3,400,000	USD		2.550% due 01/13/2012 (3)	3,387,750

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Australia—Continued

			Rio Tinto Finance
4,700,000	USD		5.875% due 07/15/2013 (2)	$4,435,907

				15,159,762

			Germany—1.0%
			KFW
13,360,000	USD		2.000% due 01/17/2012	13,346,212

			Finland—0.3%
			Nokia Corp
3,840,000	USD		5.375% due 05/15/2019 (2)	3,864,653

			Brazil—0.3%
			Petrobras International Finance
4,000,000	USD		5.875% due 03/01/2018 (2)	3,801,388

			Norway—0.3%
			StatoilHydro ASA
3,430,000	USD		5.250% due 04/15/2019 (2)	3,515,630

			TOTAL CORPORATE BONDS (Cost $491,842,764)	489,413,587

ASSET BACKED SECURITIES—18.8%
			United States—18.8%
			BA Credit Card Trust
			Series 2008-A9, Class A9
9,000,000	USD		4.070% due 07/16/2012 (2)	9,131,455
			Series 2006-A15, Class A15
9,062,000	USD		0.451% due 04/15/2014 (1)(2)	8,545,807

				17,677,262

			Banc of America Alternative Loan Trust
			Series 2004-10, Class 2CB1
1,692,139	USD		6.000% due 11/25/2034 (2)	1,517,970

			Banc of America Commercial Mortgage
			Series 2002-2, Class A3
2,000,000	USD		5.118% due 07/11/2043 (2)	1,972,022
			Series 2006-2, Class A4
10,270,000	USD		5.739% due 05/10/2045 (1)(2)	8,421,879

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Series 2006-5, Class A4
3,600,000	USD		5.414% due 09/10/2047 (2)	$2,943,717

				13,337,618

			Bear Stearns Commercial Mortgage Securities
			Series 2001-TOP4, Class A3
3,400,000	USD		5.610% due 11/15/2033 (2)	3,411,612
			Series 2006-PW14, Class A4
3,205,000	USD		5.201% due 12/11/2038 (2)	2,669,885
			Series 2006-PW11, Class A4
11,140,000	USD		5.456% due 03/11/2039 (1)(2)	9,550,267
			Series 2005-PWR8, Class A4
13,100,000	USD		4.674% due 06/11/2041 (2)	11,579,508

				27,211,272

			Capital Auto Receivables Asset Trust
			Series 2008-2, Class A2A
5,043,190	USD		3.740% due 03/15/2011 (2)	5,085,112

			Capital One Prime Auto Receivables Trust
			Series 2006-1, Class A3
308,898	USD		4.990% due 09/15/2010 (2)	309,436

			Chase Issuance Trust
			Series 2006-A3, Class A3
6,710,000	USD		0.441% due 07/15/2011 (1)(2)	6,708,477

			Citibank Credit Card Issuance Trust
			Series 2008-A1, Class A1
15,015,000	USD		5.350% due 02/07/2020 (2)	13,765,073

			CNH Equipment Trust
			Series 2009-A, Class A2
10,820,000	USD		4.060% due 10/17/2011 (2)	10,855,219
			Series 2007-C, Class A3A
5,000,000	USD		5.210% due 12/15/2011 (2)	5,069,071
			Series 2009-A, Class A4
5,160,000	USD		7.210% due 12/16/2013 (2)	5,141,480

				21,065,770

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Credit Suisse Mortgage Capital Certificates
			Series 2007-7, Class 3A1
6,994,430	USD		5.500% due 03/25/2023 (2)	$5,195,902
			Series 2006-C5, Class A3
10,200,000	USD		5.311% due 12/15/2039 (2)	7,265,558

				12,461,460

			Discover Card Master Trust-Class A
			Series 2008-A2, Class A2
9,250,000	USD		1.451% due 09/17/2012 (1)(2)	9,106,210

			First Horizon Asset Securities
			Series 2006-3, Class 1A8
1,630,000	USD		6.250% due 11/25/2036 (2)	1,474,561

			GE Capital Commercial Mortgage Corporation
			Series 2002-1A, Class A3
11,700,000	USD		6.269% due 12/10/2035 (2)	11,777,008

			Harley-Davidson Motorcycle Trust
			Series 2007-3, Class A3
8,133,776	USD		0.801% due 06/15/2012 (1)(2)	7,996,995

			Honda Auto Receivables Owner Trust
			Series 2008-1, Class A2
3,181,155	USD		3.770% due 09/20/2010 (2)	3,201,558

			JPMorgan Chase Commercial Mortgage Securities Corporation
			Series 2002-CIB4, Class A3
1,920,000	USD		6.162% due 05/12/2034 (2)	1,926,710

			Lehman Brothers-UBS Commercial Mortgage Trust
			Series 2001-C3, Class A2
10,120,000	USD		6.365% due 12/15/2028 (2)	10,277,621

			Lehman Mortgage Trust
			Series 2007-10, Class 4A1
7,470,316	USD		6.000% due 01/25/2027 (2)(4)	6,056,477

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			MASTR Alternative Loans Trust
			Series 2005-1, Class 1A1
3,310,630	USD		5.500% due 02/25/2035 (2)	$2,276,365

			MASTR Asset Securitization Trust
			Series 2007-2, Class A3
5,187,955	USD		6.250% due 01/25/2038 (2)	4,392,351

			Merrill Auto Trust Securitization
			Series 2008-1, Class A2A
5,077,155	USD		4.270% due 12/15/2010 (2)	5,107,762

			Morgan Stanley Capital I
			Series 2006-T23, Class A4
2,600,000	USD		5.810% due 08/12/2041 (1)(2)	2,319,269
			Series 2006-IQ12, Class A4
9,250,000	USD		5.332% due 12/15/2043 (2)	7,247,800

				9,567,069

			Morgan Stanley Dean Witter Capital I
			Series 2001-TOP3, Class A4
470,212	USD		6.390% due 07/15/2033 (2)	469,953
			Series 2001-TOP5, Class A4
5,200,000	USD		6.390% due 10/15/2035 (2)	5,255,239
			Series 2002-TOP7, Class A2
7,500,000	USD		5.980% due 01/15/2039 (2)	7,498,495

				13,223,687

			Morgan Stanley Mortgage Loan Trust
			Series 2004-9, Class 1A
3,238,906	USD		6.127% due 11/25/2034 (1)(2)	2,888,271

			PG&E Energy Recovery Funding LLC
			Series 2005-1, Class A2
410,609	USD		3.870% due 06/25/2011 (2)	412,114

			Prime Mortgage Trust
			Series 2004-CL1, Class 1A1
3,222,618	USD		6.000% due 02/25/2034 (2)	2,892,228

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Residential Accredit Loans
			Series 2003-QS10, Class A14
2,098,304	USD		4.500% due 05/25/2033 (2)	$1,916,025

			SLM Student Loan Trust
			Series 2008-4, Class A1
4,837,011	USD		1.772% due 07/25/2013 (1)(2)	4,820,347
			Series 2007-2, Class A1
983,264	USD		1.072% due 04/25/2014 (1)(2)	978,925
			Series 2008-7, Class A1
5,119,222	USD		1.492% due 10/27/2014 (1)(2)	5,079,868

				10,879,140

			Small Business Administration
			Series 2006-P10A, Class 1
735,014	USD		5.408% due 02/10/2016	772,110
			Series 2007-P10A, Class 1
5,609,442	USD		5.459% due 02/10/2017	5,925,788

				6,697,898

			TIAA Seasoned Commercial Mortgage Trust
			Series 2007-C4, Class A3
11,190,000	USD		6.096% due 08/15/2039 (1)(2)	10,044,237

			U-Haul S Fleet LLC
			Series 2007-BT1, Class BT
3,236,747	USD		5.559% due 02/25/2020 (2)(3)	2,470,350

			USAA Auto Owner Trust
			Series 2009-1, Class A2
1,800,000	USD		2.640% due 08/15/2011 (2)	1,802,090
			Series 2005-3, Class A4
3,578,617	USD		4.630% due 05/15/2012 (2)	3,614,938

				5,417,028

				249,141,115

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
ASSET BACKED SECURITIES—Continued

			Russia—0.0%
			CityMortgage MBS Finance B.V.
			Series 2006-1A, Class AFL
1,097,486	USD		2.069% due 09/10/2033 (1)(2)(3)	$219,497

			TOTAL ASSET BACKED SECURITIES (Cost $266,137,546)	249,360,612

FOREIGN GOVERNMENT BONDS—3.8%
			France—2.8%
			CCCE—Principal Certificate
1,400,000	USD		Zero Coupon due 05/01/2009	1,400,000

			France Government Bond
27,810,000	EUR		4.000% due 10/25/2038	36,216,310

				37,616,310

			Australia—1.0%
			New South Wales Treasury
18,230,000	AUD		5.500% due 03/01/2017	13,394,958

			TOTAL FOREIGN GOVERNMENT BONDS (Cost $48,438,749)	51,011,268

MUNICIPAL OBLIGATIONS—1.1%
			United States—1.1%
			State of California, General Obligation Unltd
11,210,000	USD		7.550% due 04/01/2039	11,702,231

			Metropolitan Transportation Authority, Revenue Bonds
2,500,000	USD		7.336% due 11/15/2039	2,672,975

			TOTAL MUNICIPAL OBLIGATIONS (Cost $14,135,976)	14,375,206

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
REPURCHASE AGREEMENT—7.0%
		United States—7.0%
92,880,512	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009, with a maturity value of $92,880,692 and an effective yield of 0.07%, collateralized by a U.S. Government and Agency Obligation, with a rate of 0.056%, with maturity of 06/24/2009, and an aggregate market value of $94,740,000. (Cost $92,880,512)		$92,880,512

		TOTAL INVESTMENTS—107.5% (Cost $1,431,845,821)		1,427,395,392
		OTHER ASSETS AND LIABILITIES—(7.5)%		(99,034,358)

		TOTAL NET ASSETS—100.0%		$1,328,361,034

Notes to the Portfolio of Investments.

TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(1)	Variable Rate Security.
(2)	Callable
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(4)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees.

Aggregate cost for federal income tax purposes was $1,432,789,080.

Glossary of Currencies

AUD	— Australian Dollar

EUR	— Euro
USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) April 30, 2009

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

06/02/09	AED	50,070,000	13,629,781	13,945,133	$(315,352)
05/13/09	AUD	120,473,455	88,430,294	82,205,359	6,224,935
08/05/09	BRL	57,720,000	25,994,861	25,988,294	6,567
07/28/09	CZK	533,170,000	26,277,749	26,565,521	(287,772)
05/05/09	EUR	26,572,640	35,210,698	35,277,837	(67,139)
06/30/09	NOK	108,286,160	16,427,279	16,513,874	(86,595)
07/28/09	SEK	107,268,179	13,320,408	13,230,000	90,408

Net unrealized appreciation on forward foreign exchange contracts to buy					$5,565,052

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

05/13/09	AUD	72,573,500	53,270,623	49,697,141	$(3,573,482)
05/05/09	EUR	26,572,640	35,210,698	34,070,111	(1,140,587)
06/30/09	NOK	108,286,160	16,427,280	15,935,299	(491,981)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(5,206,050)

Glossary of Currencies

AED	— United Arab Emirates Dirham

AUD	— Australian Dollar
BRL	— Brazilian Real

CZK	— Czech Koruna
EUR	— Euro
NOK	— Norwegian Krone
SEK	— Swedish Krona

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio Total Return Bond Fund

At April 30, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
U.S. Government and Agency Obligations	39.9%	$530,354,207
Corporate Bonds	36.9	489,413,587
Asset Backed Securities	18.8	249,360,612
Foreign Government Bonds	3.8	51,011,268
Municipal Obligations	1.1	14,375,206
Short-Term Investments	7.0	92,880,512	*

Total Investments	107.5	1,427,395,392
Other Assets and Liabilities (Net)	(7.5)	(99,034,358	)*

Net Assets	100.0%	$1,328,361,034

*	Includes the current net notional market value of $(62,752,000) for future contracts, which is (4.72)% of net assets in cash and cash equivalents.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—62.8%
			United States—46.9%
			AES Corp
2,835,000	USD		9.750% due 04/15/2016 (1)(2)	$2,820,825

			AGCO Corp
4,720,000	EUR		6.875% due 04/15/2014 (1)	5,097,395

			Airgas Inc
4,450,000	USD		7.125% due 10/01/2018 (1)(2)	4,338,750

			Alliant Techsystems
4,970,000	USD		6.750% due 04/01/2016 (1)	4,858,175

			Allied Waste North America
3,720,000	USD		5.750% due 02/15/2011 (1)	3,740,162

			Allison Transmission
3,695,000	USD		11.000% due 11/01/2015 (1)(2)	2,235,475
5,732,000	USD		11.250% due 11/01/2015 (1)(2)	2,951,980

				5,187,455

			American Airlines Pass Through Trust 1999
2,955,000	USD		7.024% due 04/15/2011	2,866,350

			Aquila Inc
7,155,000	USD		7.950% due 02/01/2011 (1)	7,092,251

			Aramark Corp
3,875,000	USD		5.000% due 06/01/2012 (1)	3,458,437

			Avago Technologies Finance
7,150,000	USD		11.875% due 12/01/2015 (1)	6,274,125

			Biomet Inc
3,010,000	USD		10.000% due 10/15/2017 (1)	3,145,450

			BWAY Corp
2,600,000	USD		10.000% due 04/15/2014 (1)(2)	2,444,000

			Calabash Re, Series A1
450,000	USD		9.749% due 06/01/2009 (2)(3)(4)	450,158

			Calabash Re II, Series A1
250,000	USD		9.720% due 01/08/2010 (2)(3)(4)	241,100

			Carillon Ltd, Series A1
830,000	USD		11.320% due 01/08/2010 (2)(3)(4)	298,800

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Case New Holland
4,440,000	USD		6.000% due 06/01/2009 (1)	$4,440,000

			CenterPoint Energy
3,425,000	USD		5.950% due 02/01/2017 (1)	2,834,461

			CenterPoint Energy Houston Electric, Series U
1,195,000	USD		7.000% due 03/01/2014 (1)	1,271,659

			Chesapeake Energy
5,775,000	EUR		6.250% due 01/15/2017 (1)	6,351,536
1,185,000	USD		9.500% due 02/15/2015	1,202,775

				7,554,311

			CHS/Community Health Systems
2,690,000	USD		8.875% due 07/15/2015 (1)	2,690,000

			CMS Energy
5,690,000	USD		8.500% due 04/15/2011 (1)	5,838,202

			Cooper-Standard Automotive
3,725,000	USD		7.000% due 12/15/2012 (1)(4)	521,500

			CSX Corp
4,675,000	USD		7.375% due 02/01/2019 (1)	4,814,675

			Delphi Corp
1,500,000	USD		6.550% due 06/15/2006 (1)(5)	22,500

			Dresser-Rand Group
7,405,000	USD		7.375% due 11/01/2014 (1)	6,627,475

			El Paso
4,110,000	USD		12.000% due 12/12/2013 (1)	4,459,350

			Exide Technologies, Series B
12,440,000	USD		10.500% due 03/15/2013 (1)	9,392,200

			Ford Motor Credit
1,000,000	USD		7.375% due 02/01/2011	860,387

			Freeport-McMoRan C&G
6,145,000	USD		8.375% due 04/01/2017 (1)	6,030,642

			Frontier Communications
6,410,000	USD		9.000% due 08/15/2031 (1)	5,128,000

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			General Motors
750,000	USD		7.125% due 07/15/2013 (1)(6)	$75,000
7,200,000	USD		8.800% due 03/01/2021 (6)	684,000
14,790,000	USD		8.250% due 07/15/2023 (1)(6)	1,405,050
2,415,000	EUR		8.375% due 07/05/2033 (6)	192,007
3,550,000	USD		8.375% due 07/15/2033 (1)(6)	319,500
3,460,000	USD		7.375% due 05/23/2048 (1)(6)	337,350

				3,012,907

			Hawker Beechcraft Acquisition
6,110,000	USD		9.750% due 04/01/2017 (1)	1,527,500

			HCA Inc
1,650,000	USD		5.750% due 03/15/2014(1)	1,311,750
1,120,000	USD		6.375% due 01/15/2015 (1)	890,400
4,752,000	USD		6.500% due 02/15/2016 (1)	3,682,800
1,620,000	USD		8.500% due 04/15/2019 (1)(2)	1,638,225

				7,523,175

			Health Management Associates
2,300,000	USD		6.125% due 04/15/2016 (1)	2,024,000

			Helix 04
790,000	USD		6.620% due 06/30/2009 (2)(3)(4)	788,499

			Hertz Corp
11,870,000	EUR		7.875% due 01/01/2014 (1)	10,302,454

			Hexcel Corp
7,575,000	USD		6.750% due 02/01/2015 (1)	6,703,875

			IASIS Healthcare Capital
4,770,000	USD		8.750% due 06/15/2014 (1)	4,710,375

			Ingles Market
990,000	USD		8.875% due 05/15/2017 (1)(2)	955,825

			Intcomex Inc
2,140,000	USD		11.750% due 01/15/2011 (1)(4)	770,400

			Invacare Corp
5,250,000	USD		9.750% due 02/15/2015 (1)	5,315,625

			Jarden Corp
5,380,000	USD		7.500% due 05/01/2017 (1)	4,788,200

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			JP Morgan Chase Capital XX, Series T
2,460,000	USD		6.550% due 09/29/2036 (1)	$1,758,150

			K Hovnanian Enterprises
1,500,000	USD		6.250% due 01/15/2015 (1)	577,500
7,091,000	USD		8.625% due 01/15/2017 (1)	2,694,580

				3,272,080

			KB Home
3,410,000	USD		6.375% due 08/15/2011 (1)	3,273,600
3,140,000	USD		5.875% due 01/15/2015 (1)	2,669,000
1,275,000	USD		6.250% due 06/15/2015 (1)	1,096,500

				7,039,100

			Koppers Holdings, Multi-Coupon
5,116,000	USD		Zero Coupon due 11/15/2014 (1)(3)(7)	4,374,180

			Lennar Corp
4,600,000	USD		12.250% due 06/01/2017 (1)(2)	4,692,000

			Level 3 Financing
4,955,000	USD		9.250% due 11/01/2014 (1)	3,994,969
2,500,000	USD		5.474% due 02/15/2015 (1)(3)	1,537,500
1,050,000	USD		8.750% due 02/15/2017 (1)	750,750

				6,283,219

			MacDermid Inc
9,367,000	USD		9.500% due 04/15/2017 (1)(2)	4,683,500

			Meritage Homes
6,495,000	USD		7.000% due 05/01/2014 (1)	4,968,675
6,920,000	USD		7.731% due 04/30/2017 (1)(2)	4,463,400

				9,432,075

			Mirant Americas Generation
4,730,000	USD		8.500% due 10/01/2021 (1)	3,973,200
2,000,000	USD		9.125% due 05/01/2031 (1)	1,600,000

				5,573,200

			Nalco Co
3,940,000	EUR		7.750% due 11/15/2011 (1)	5,220,894
2,885,000	EUR		9.000% due 11/15/2013 (1)	3,555,310

				8,776,204

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			New Albertsons
2,085,000	USD		7.500% due 02/15/2011 (1)	$2,090,212
2,295,000	USD		7.250% due 05/01/2013 (1)	2,203,200

				4,293,412

			NewMarket Corp
5,045,000	USD		7.125% due 12/15/2016 (1)	4,263,025

			NRG Energy
6,731,000	USD		7.375% due 02/01/2016 (1)	6,495,415

			Owens Brockway Glass Container
1,000,000	EUR		6.750% due 12/01/2014 (1)	1,225,718
800,000	USD		6.750% due 12/01/2014 (1)	782,000

				2,007,718

			Plains Exploration & Production
6,190,000	USD		10.000% due 03/01/2016 (1)	6,066,200

			Qwest Corp
5,400,000	USD		4.570% due 06/15/2013 (3)	4,914,000

			Residential Reinsurance
975,000	USD		8.011% due 06/06/2011 (2)(3)(4)	923,812

			Rochester Gas & Electric
600,000	USD		8.000% due 12/15/2033 (1)(2)	561,760

			RR Donnelley & Sons
5,725,000	USD		11.250% due 02/01/2019 (1)	5,178,692

			SS&C Technologies
50,000	USD		11.750% due 12/01/2013 (1)	44,750

			Stanadyne Corp
3,180,000	USD		12.000% due 02/15/2015 (1)(7)	1,574,100

			Stanadyne Corp, Series 1
1,850,000	USD		10.000% due 08/15/2014 (1)(4)	1,489,250

			Sunguard Data Systems
13,065,000	USD		10.250% due 08/15/2015 (1)	11,431,875

			Supervalue Inc
530,000	USD		8.000% due 05/01/2016 (1)	514,100

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			United States—Continued

			Time Warner Cable
3,100,000	USD		8.250% due 04/01/2019 (1)	$3,431,886

			Toll Brothers Finance
8,860,000	USD		8.910% due 10/15/2017 (1)	8,919,424

			Toll Corp
4,295,000	USD		8.250% due 02/01/2011 (1)	4,284,262

			Tyco International Finance
2,980,000	USD		8.500% due 01/15/2019 (1)	3,195,114

			Universal Hospital Services
775,000	USD		5.943% due 06/01/2015 (1)(3)	598,687

			Vanguard Health
1,180,000	USD		9.000% due 10/01/2014 (1)	1,129,850

			Verso Paper, Series B
5,500,000	USD		4.920% due 08/01/2014 (1)(3)	1,883,750
5,050,000	USD		9.125% due 08/01/2014 (1)	2,348,250

				4,232,000

			Vought Aircraft Industries
8,880,000	USD		8.000% due 07/15/2011 (1)	3,663,000

			WCA Waste
6,895,000	USD		9.250% due 06/15/2014 (1)	5,619,425

			Wells Fargo
4,650,000	USD		7.700% due 12/29/2049 (1)(3)	2,978,213

			Williams Cos
2,050,000	USD		8.750% due 01/15/2020 (2)	2,110,026
3,045,000	USD		7.875% due 09/01/2021 (1)	3,012,784

				5,122,810

				312,038,118
			Netherlands—2.9%
			ASML Holding
11,885,000	EUR		5.750% due 06/13/2017	11,181,658

			Impress Holdings
1,320,000	USD		4.256% due 09/15/2013 (1)(2)(3)	1,089,000

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Netherlands—Continued

			Impress Holdings BV
421,000	EUR		4.560% due 09/15/2013 (1)(2)(3)	$474,187
3,790,000	EUR		4.560% due 09/15/2013 (1)(3)	4,268,810

				4,742,997

			Sensata Technologies
7,315,000	EUR		9.000% due 05/01/2016 (1)	2,374,811

				19,388,466
			Brazil—2.3%
			CESP Companhia Energetica Sao Paulo
350,000	USD		9.250% due 08/11/2013 (2)	368,375
8,520,000	BRL		9.750% due 01/15/2015 (2)	3,855,300

				4,223,675

			ISA Capital do Brasil
5,915,000	USD		8.800% due 01/30/2017 (1)(2)	5,589,675

			Petrobras International Finance
3,120,000	USD		5.875% due 03/01/2018 (1)	2,965,083
1,000,000	USD		8.375% due 12/10/2018	1,135,000
1,500,000	USD		7.875% due 03/15/2019 (1)	1,612,500

				5,712,583

				15,525,933
			United Kingdom—2.2%
			Ardagh Glass Finance
2,030,000	EUR		7.125% due 06/15/2017 (1)	1,909,867

			Ardagh Glass Finance BV
2,585,000	EUR		8.875% due 07/01/2013 (1)	2,791,688

			Global Crossing UK Finance
10,377,000	GBP		11.750% due 12/15/2014 (1)	9,379,748

			Royal Bank of Scotland, Multi-Coupon
1,800,000	USD		7.640% due 03/31/2049 (1)(3)	522,484

				14,603,787

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued

			Germany—1.1%
			Unitymedia GmbH
1,200,000	EUR		8.750% due 02/15/2015 (1)	$1,518,565
3,770,000	EUR		10.125% due 02/15/2015 (1)	5,045,583
705,000	USD		10.375% due 02/15/2015 (1)(2)	704,119

				7,268,267
			Russia—1.1%
			Evraz Group
2,295,000	USD		8.250% due 11/10/2015 (1)(2)	1,434,375

			TNK-BP Finance
1,915,000	USD		7.500% due 07/18/2016 (2)	1,417,100
2,365,000	USD		6.625% due 03/20/2017	1,590,463
4,155,000	USD		6.625% due 03/20/2017 (2)	2,804,625

				5,812,188

				7,246,563
			Canada—1.0%
			Rogers Wireless
3,100,000	USD		9.625% due 05/01/2011 (1)	3,250,371

			Shaw Communications
1,000,000	CAD		7.500% due 11/20/2013 (1)	909,183
3,760,000	CAD		5.700% due 03/02/2017	2,915,527

				3,824,710

				7,075,081
			Multinational—1.0%
			ArcelorMittal Inc
7,845,000	USD		6.500% due 04/15/2014 (1)	6,640,196
			Greece—1.0%
			Hellas Telecommunications
7,965,000	EUR		4.935% due 10/15/2012 (1)(3)	6,490,969
			Norway—1.0%
			Biofuel Energy
2,900,000	USD		10.000% due 06/07/2012 (1)(4)	1,595,000

			Petromena AS
7,500,000	USD		10.850% due 11/19/2010 (1)(2)(4)(6)	1,762,500

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CORPORATE BONDS—Continued
			Norway—Continued

			Sea Production
5,900,000	USD		5.484% due 02/14/2012 (1)(2)(3)	$3,097,500

				6,455,000
			Denmark—0.9%
			Nordic Telephone
1,350,000	EUR		7.601% due 05/01/2016 (1)(3)	1,520,552
1,900,000	EUR		8.250% due 05/01/2016 (1)(2)	2,278,510
2,050,000	EUR		8.250% due 05/01/2016 (1)	2,458,392

				6,257,454
			France—0.9%
			Europcar Groupe
1,115,000	EUR		5.459% due 05/15/2013 (1)(3)	567,995
5,770,000	EUR		5.459% due 05/15/2013 (1)(2)(3)	3,173,018
1,200,000	EUR		8.125% due 05/15/2014 (1)(2)	596,295
3,385,000	EUR		8.125% due 05/15/2014 (1)	1,682,049

				6,019,357
			Ireland—0.1%
			Osiris Capital, Series D3
1,000,000	USD		6.131% due 01/15/2010 (2)(3)(4)	977,050
			Mexico—0.1%
			Axtel SAB de CV
1,170,000	USD		7.625% due 02/01/2017 (1)(2)	874,575
			Kazakhstan—0.1%
			KazakhGold Group
1,040,000	USD		9.375% due 11/06/2013 (1)	599,591
			Japan—0.1%
			AKIBARE Ltd
485,000	USD		4.201% due 05/22/2012 (2)(3)(4)	460,750
			Hungary—0.1%
			HTCC Holdco I BV
747,714	EUR		9.685% due 04/15/2013 (1)(2)(3)(4)	89,172
2,110,636	EUR		9.685% due 04/15/2013 (1)(3)(4)	251,712

				340,884

			TOTAL CORPORATE BONDS (Cost $462,007,743)	418,262,041

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
BANK LOANS—23.9%
			United States—18.9%
			Allison Transmission
2,352,064	USD		3.220% due 08/07/2014 (3)	$1,698,058

			Aramark Corp
178,837	USD		1.309% due 01/27/2014 (3)	163,636
2,736,509	USD		3.100% due 01/27/2014 (3)	2,503,906

				2,667,542

			Astoria Generating Company Acquisitions
2,625,201	USD		2.202% due 02/23/2013 (3)	2,417,371
4,475,578	USD		4.200% due 08/23/2013 (3)	3,843,403

				6,260,774

			ATP Oil & Gas
3,172,441	USD		8.500% due 07/15/2011 (3)	1,944,443
11,187,079	USD		8.500% due 07/15/2014 (3)	6,856,751

				8,801,194

			Biomet Inc
1,641,667	USD		4.147% due 03/25/2015 (3)	1,539,062

			Community Health Systems
142,989	USD		2.678% due 07/25/2014 (3)	129,421
2,802,846	USD		3.447% due 07/25/2014 (3)	2,536,895

				2,666,316

			Covanta Energy
2,295,332	USD		1.092% due 02/10/2014 (3)	2,134,659
4,423,999	USD		1.982% due 02/10/2014 (3)	4,114,319

				6,248,978

			Delphi Corp
11,955,000	USD		10.500% due 06/30/2009 (3)	2,032,350

			Delta Air Lines
9,211,266	USD		3.739% due 04/30/2014 (3)	4,762,989

			Federal-Mogul
13,400,741	USD		2.430% due 12/27/2014 (3)	7,660,761
7,219,628	USD		2.389% due 12/27/2015 (3)	4,127,223

				11,787,984

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
BANK LOANS—Continued
			United States—Continued

			Ford Motor
11,533,846	USD		Zero Coupon due 12/15/2013 (3)	$5,522,159
14,412,046	USD		3.687% due 12/16/2013 (3)	9,128,720

				14,650,879

			Hawker Beechcraft Acquisition
1,459,058	USD		2.689% due 03/26/2014 (3)	763,573
85,894	USD		3.220% due 03/26/2014 (3)	44,951

				808,524

			HBI Branded Apparel
6,080,000	USD		4.842% due 03/05/2014 (3)	5,502,400

			HCA Inc
6,504,102	USD		3.220% due 11/16/2012 (3)	5,902,505

			Helicon Cable
967,820	USD		4.270% due 07/31/2014 (3)	520,203

			Kabel Deutschland
3,180,240	EUR		Zero Coupon due 11/18/2014 (3)	2,170,514

			NewPage Corp
11,455,326	USD		4.792% due 12/21/2014 (3)	8,947,881

			Progressive Moulded Products
1,875,631	USD		8.400% due 08/16/2011 (3)	346,992

			Spectrum Brands
153,987	USD		2.716% due 03/30/2013 (3)	122,766
10,759,813	EUR		6.069% due 03/30/2013 (3)	8,338,855
5,182,165	USD		6.250% due 03/30/2013 (3)	4,131,481

				12,593,102

			SS&C Technologies
3,366,302	USD		3.220% due 11/28/2012 (3)	2,777,199

			Texas Competitive Electric
8,462,135	USD		3.969% due 10/10/2014 (3)	5,743,073

			Univision Communications
17,225,000	USD		2.678% due 09/29/2014 (3)	10,597,681

			Vought Aircraft Industries
5,530,000	USD		Zero Coupon due 12/22/2011 (3)	4,375,612

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
BANK LOANS—Continued
			United States—Continued

			Wrigley (Wm) Jr
2,844,000	USD		6.500% due 10/06/2014 (3)	$2,846,679

				126,248,491
			Netherlands—3.9%
			Sensata Technologies
1,994,872	USD		2.803% due 04/26/2013 (3)	1,411,372
13,907,035	EUR		3.392% due 04/26/2013 (3)	9,804,460

				11,215,832

			UPC Broadband
18,650,783	EUR		3.137% due 12/31/2014 (3)	14,956,702

				26,172,534
			Canada—0.7%
			Aramark Corp
548,597	USD		3.100% due 01/26/2014 (3)	477,279

			Great Canadian Gaming
4,379,804	USD		2.731% due 02/13/2014 (3)	3,876,126

				4,353,405
			United Kingdom—0.4%
			Aramark Corp
2,919,089	GBP		3.808% due 01/27/2014 (3)	2,546,905

			TOTAL BANK LOANS (Cost $168,995,708)	159,321,335

CONVERTIBLE BONDS—5.8%
			United States—4.8%
			Amylin Pharmaceuticals
6,295,000	USD		3.000% due 06/15/2014	3,808,475

			CV Therapeutics
3,097,000	USD		3.250% due 08/16/2013 (1)	3,100,871

			Carrizo Oil & Gas
15,655,000	USD		4.375% due 06/01/2028 (1)	9,119,037

			Hornbeck Offshore Services
6,660,000	USD		1.625% due 11/15/2026 (1)(7)	4,721,940

			Massey Energy
10,120,000	USD		3.250% due 08/01/2015	6,261,750

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
CONVERTIBLE BONDS—Continued
			United States—Continued

			United Rentals North America
6,155,000	USD		1.875% due 10/15/2023 (1)	$5,216,363

				32,228,436
			Multinational—1.0%
			Central European Media Enterprises
10,665,000	USD		3.500% due 03/15/2013 (2)	6,465,656

			TOTAL CONVERTIBLE BONDS (Cost $34,145,817)	38,694,092

FOREIGN GOVERNMENT BONDS—2.1%
			Indonesia—0.9%
			Republic of Indonesia
3,100,000	USD		10.375% due 05/04/2014	3,365,611
2,220,000	USD		11.625% due 03/04/2019 (2)	2,664,000

				6,029,611
			Venezuela—0.9%
			Venezuela Government International Bond
9,800,000	USD		9.250% due 05/07/2028	5,708,500
			Colombia—0.3%
			Colombia Government International Bond
4,400,000,000	COP		12.000% due 10/22/2015	2,308,194

			TOTAL FOREIGN GOVERNMENT BONDS (Cost $13,776,853)	14,046,305

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—1.0%
			United States—1.0%
			U.S. Treasury Bill
6,600,000	USD		0.010% due 10/08/2009 (Cost $6,590,114)	6,590,114
MUNICIPAL OBLIGATIONS—0.2%
			Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2
2,250,000	USD		6.000% due 06/01/2042(1) (Cost $1,985,946)	1,294,718

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Share			(Percentage of	Market
Amount	Currency	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—0.1%
			United States—0.1%
28,233	USD		Federal Mogul (8) (Cost $1,040,431)	$313,386

Face
Value
FOREIGN GOVERNMENT COMPENSATION NOTE—0.0%
			Bulgaria—0.0%
1,575,213	BGN		Bulgaria Registered Compensation Vouchers (8) (Cost $570,983)	266,759

Contracts
OPTIONS—0.0%
			United States—0.0%
167	USD		U.S. Treasury Notes 10Yr Call, Expires 05/22/2009, Strike 126 (Cost $206,655)	10,438

Share
Amount
WARRANTS—0.0%
			Norway—0.0%
136,474	USD		Biofuel Energy (Cost $—)	—

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
REPURCHASE AGREEMENTS—10.3%
		United States —10.3%
68,497,792	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009, with a maturity value of $68,497,925 and an effective yield of 0.07%, collateralized by a U.S. Government Agency and Obligation, with a rate of 0.04%, a maturity of 06/04/2009 and an aggregate market value of $69,870,000. (Cost $68,497,792)		$68,497,792

		TOTAL INVESTMENTS—106.2% (Cost $757,818,042)		707,296,980
		OTHER ASSETS AND LIABILITIES—(6.2)%		(41,488,066)

		TOTAL NET ASSETS—100.0%		$665,808,914

Notes to the Portfolio of Investments.

(1)	Callable

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(3)	Variable Rate Security.
(4)	Illiquid security.
(5)	Defaulted Security.
(6)	Defaulted Security effective after 04/30/2009.
(7)	Step-Coupon.
(8)	Non-income producing security.

Aggregate cost for federal income tax purposes was $758,427,824.

Glossary of Currencies

BGN	— Bulgarien Lev

BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Columbia Peso
EUR	— Euro
GBP	— British Pound Sterling
USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) April 30, 2009

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

10/29/09	AUD	17,400,000	12,648,754	12,308,760	$339,994
05/04/09	EUR	937,570	1,242,374	1,250,531	(8,157)
05/01/09	GBP	126,330	187,195	186,854	341

Net unrealized appreciation on forward foreign exchange contracts to buy					$332,178

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

05/01/09	CAD	1,438,852	1,211,053	1,197,846	$(13,207)
07/15/09	EUR	53,403,080	70,741,994	70,749,731	7,737
04/30/09	UAH	35,278	4,437	4,355	(82)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(5,552)

Glossary of Currencies

AUD	— Australian Dollar

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
UAH	— Ukraine Hryvnia

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio Global High Income Fund

At April 30, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Corporate Bonds	62.8%	$418,262,041
Bank Loans	23.9	159,321,335
Convertible Bonds	5.8	38,694,092
Foreign Government Bonds	2.1	14,046,305
U.S. Government and Agency Obligations	1.0	6,590,114
Municipal Obligations	0.2	1,294,718
Common Stock	0.1	313,386
Foreign Government Compensation Notes	0.0	266,759
Options	0.0	10,438
Warrants	0.0	0
Short-term Investments	10.3	68,497,792	*

Total Investments	106.2	707,296,980
Other Assets and Liabilities (Net)	(6.2)	(41,488,066	)*

Net Assets	100.0%	$665,808,914

*	Includes the current net notional market value of $17,442,702 for swap transaction agreements, which is 2.62% of net assets in cash ans cash equivalents.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio U.S. Microcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—97.5%
		Health Care Equipment & Services—14.1%
3,360		Almost Family*	$82,992
13,270		Cutera Inc*	83,336
3,150		IPC The Hospitalist*	57,739
5,050		Kensey Nash*	105,747
8,420		Natus Medical*	73,928
3,210		Vnus Medical Technologies*	71,101
4,970		Volcano Corp*	65,554

			540,397

		Semiconductors & Semiconductor Equipment—10.8%
7,790		Advanced Energy Industries*	65,670
2,430		ATMI Inc*	38,370
16,490		Integrated Device Technology*	89,541
17,967		Photronics Inc*	30,005
30,920		RF Micro Devices*	65,241
16,920		Rudolph Technologies*	88,491
27,870		Trident Microsystems*	38,182

			415,500

		Commercial & Professional Services—9.0%
2,640		American Ecology	43,613
39,050		Cenveo Inc*	184,316
2,660		Geo Group*	44,236
52,254		GlobalOptions Group*	73,155

			345,320

		Consumer Durables & Apparel—7.7%
6,397		Movado Group	58,661
16,730		Perry Ellis International*	122,631
6,520		Pool Corp	116,447

			297,739

		Diversified Financials—7.6%
1,738		Evercore Partners - Class A	32,814
4,650		optionsXpress Holdings	76,539
8,130		Penson Worldwide*	82,438
25,790		TICC Capital	102,386

			294,177

		Software & Services—7.2%
3,650		Progress Software*	77,343

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Microcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Software & Services—Continued

2,285		SPSS Inc*	$70,607
25,490		TheStreet.com Inc	54,294
13,740		United Online	72,822

			275,066

		Banks—7.1%
7,260		Abington Bancorp	63,815
14,002		Cardinal Financial	109,916
3,706		WSFS Financial	100,470

			274,201

		Capital Goods—7.1%
4,129		BE Aerospace*	44,552
4,450		Kaman Corp	75,249
1,330		Middleby Corp*	58,214
9,200		Titan Machinery*	93,196

			271,211

		Consumer Services—6.2%
14,001		Century Casinos*	35,142
25,639		Morton’s Restaurant*	118,965
3,425		Red Robin Gourmet Burgers*	84,084

			238,191

		Household & Personal Products—6.0%
7,850		Elizabeth Arden*	67,981
4,540		Oil-Dri Corp of America	73,276
3,360		WD-40 Co	90,921

			232,178

		Technology Hardware & Equipment—4.5%
3,740		EMS Technologies*	71,247
5,150		Lexmark International-Class A*	101,043

			172,290

		Energy—3.5%
4,620		Carrizo Oil & Gas*	56,965
16,359		Gulfport Energy*	48,586
800		Lufkin Industries	27,920

			133,471

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Microcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Pharmaceuticals & Biotechnology—2.2%
15,040		Viropharma Inc*	$84,675

		Transportation—2.1%
11,590		Celadon Group*	79,276

		Retailing—1.4%
5,050		99 Cents Only Stores*	54,237

		Materials—1.0%
16,390		ICO Inc*	40,483

		TOTAL COMMON STOCKS (Cost $3,415,841)	3,748,412

Face
Value		Currency
REPURCHASE AGREEMENT—1.4%
53,945	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009, with maturity value of $53,945 and an effective yield of 0.07%, collateralized by a U.S. Government and Agency Obligation, with a rate of 0.154%, a maturity of 07/30/2009 and an aggregate market value of $59,982. (Cost $53,945)	$53,945

		TOTAL INVESTMENTS—98.9% (Cost $3,469,786)	3,802,357
		OTHER ASSETS AND LIABILITIES—1.1%	40,361

		TOTAL NET ASSETS—100.0%	$3,842,718

Notes to the Portfolio of Investments.

*	Non-income producing security.

Aggregate cost for federal income tax purpose was $3,642,329.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio U.S. Microcap Fund

At April 30, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	22.4%	$862,856
Industrials	18.1	695,807
Healthcare	16.3	625,072
Consumer Discretionary	15.4	590,167
Financials	14.8	568,378
Consumer Staples	6.0	232,178
Energy	3.5	133,471
Materials	1.0	40,483
Short-term Investment	1.4	53,945

Total Investments	98.9	3,802,357
Other Assets and Liabilities (Net)	1.1	40,361

Net Assets	100.0%	$3,842,718

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio U.S. Smallcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—97.9%
		Semiconductors & Semiconductor Equipment—12.1%
11,280		Advanced Energy Industries*	$95,090
22,630		Integrated Device Technology*	122,881
11,660		Microchip Technology	268,180
24,874		Photronics Inc*	41,540
42,435		RF Micro Devices*	89,538
39,750		Trident Microsystems*	54,457

			671,686
		Health Care Equipment & Services—8.4%
4,580		Gentiva Health Services*	72,959
2,970		Mednax Inc*	106,623
9,700		Natus Medical*	85,166
2,935		NuVasive Inc*	111,237
4,050		Vnus Medical Technologies*	89,708

			465,693
		Capital Goods—6.9%
2,410		Baldor Electric	55,912
8,970		BE Aerospace*	96,786
6,190		Kaman Corp	104,673
12,640		Titan Machinery*	128,043

			385,414
		Diversified Financials—6.4%
6,670		optionsXpress Holdings	109,788
11,200		Penson Worldwide*	113,568
8,430		Raymond James Financial	132,267

			355,623
		Commercial & Professional Services—6.3%
52,680		Cenveo Inc*	248,650
6,200		Geo Group*	103,106

			351,756
		Banks—6.2%
990		First Citizens BancShares - Class A	118,473
6,420		Valley National Bancorp	92,897
4,960		WSFS Financial	134,466

			345,836
		Pharmaceuticals & Biotechnology—6.2%
12,680		Cepheid Inc*	122,996

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Smallcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Pharmaceuticals & Biotechnology—Continued

1,270		Mettler-Toledo International*	$78,270
25,310		Viropharma Inc*	142,495

			343,761
		Consumer Durables & Apparel—5.8%
1,530		Deckers Outdoor*	86,475
9,330		Pool Corp	166,634
2,420		Warnaco Group*	69,793

			322,902
		Software & Services—5.3%
4,860		Progress Software*	102,983
3,065		SPSS Inc*	94,709
18,800		United Online	99,640

			297,332
		Technology Hardware & Equipment—5.1%
5,640		Lexmark International - Class A*	110,657
16,840		NCR Corp*	170,926

			281,583
		Consumer Services—4.7%
27,274		Morton’s Restaurant*	126,551
5,320		Weight Watchers International	132,362

			258,913
		Household & Personal Products—4.5%
10,590		Elizabeth Arden*	91,710
5,920		WD-40 Co	160,195

			251,905
		Materials—4.2%
28,000		ICO Inc*	69,160
3,690		Intrepid Potash*	91,106
2,750		Terra Industries	72,875

			233,141
		Energy—3.9%
2,060		Arena Resources*	59,060
6,370		Carrizo Oil & Gas*	78,542
2,250		Comstock Resources*	77,535

			215,137

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Smallcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Retailing—3.1%
3,420		Guess? Inc	$89,057
15,630		Saks Inc*	81,432

			170,489
		Transportation—2.9%
5,910		Ryder System	163,648
		Insurance—1.9%
3,620		Hanover Insurance	108,528
		Real Estate—1.9%
17,970		MFA Financial REIT	105,843
		Food & Staples Retailing—1.1%
2,270		Casey’s General Stores	60,405
		Automobiles & Components—1.0%
2,520		Harley-Davidson Inc	55,843

		TOTAL COMMON STOCKS (Cost $4,911,767)	5,445,438

Face
Value		Currency
REPURCHASE AGREEMENT—3.7%
204,174	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009, with maturity value of $204,174 and an effective yield of 0.07%, collateralized by a U.S. Government and Agency Obligation, with a rate of 0.154%, a maturity of 07/30/2009, and an aggregate market value of $209,937. (Cost $204,174)	$204,174

		TOTAL INVESTMENTS—101.6% (Cost $5,115,941)	5,649,612
		OTHER ASSETS AND LIABILITIES—(1.6)%	(88,565)

		TOTAL NET ASSETS—100.0%	$5,561,047

Notes to the Portfolio of Investments.

REIT	Real Estate Investment Trust

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $5,326,452.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio U.S. Smallcap Fund

At April 30, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	22.5%	$1,250,603
Financials	16.5	915,830
Industrials	16.2	900,818
Healthcare	14.5	809,453
Consumer Discretionary	14.5	808,147
Consumer Staples	5.6	312,309
Materials	4.2	233,141
Energy	3.9	215,137
Short-term Investment	3.7	204,174

Total Investments	101.6	5,649,612
Other Assets and Liabilities (Net)	(1.6)	(88,565)

Net Assets	100.0%	$5,561,047

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio U.S. Midcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—96.0%
		Semiconductors & Semiconductor Equipment—9.6%
5,380		Linear Technology	$117,176
5,290		Maxim Integrated Products	71,680
8,820		Microchip Technology	202,860

			391,716
		Retailing—8.1%
3,040		Bed Bath & Beyond*	92,477
3,210		GameStop Corp-Class A*	96,814
2,300		Guess? Inc	59,892
1,450		Sherwin-Williams Co	82,128

			331,311

		Pharmaceuticals & Biotechnology—7.6%
1,745		Celgene Corp*	74,546
860		Cephalon Inc*	56,425
1,400		Mettler-Toledo International*	86,282
1,560		Perrigo Co	40,435
3,670		Sepracor Inc*	52,151

			309,839
		Energy—7.5%
3,070		Continental Resources*	71,684
1,120		Hess Corp	61,365
3,270		PetroHawk Energy*	77,172
2,220		Ultra Petroleum*	95,016

			305,237
		Consumer Services—7.3%
2,920		Career Education*	64,357
12,760		Morton’s Restaurant*	59,206
5,910		Starbucks Corp*	85,459
3,490		Weight Watchers International	86,831

			295,853
		Diversified Financials—7.0%
6,220		Raymond James Financial	97,592
2,100		State Street	71,673
3,070		T Rowe Price	118,256

			287,521
		Technology Hardware & Equipment—6.9%
5,400		Lexmark International-Class A*	105,948
13,110		NCR Corp*	133,066

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Midcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued
		Technology Hardware & Equipment—Continued

4,860		Sun Microsystems*	$44,518

			283,532
		Capital Goods—6.8%
1,740		Goodrich Corp	77,047
770		L-3 Communications	58,636
2,150		Rockwell Collins	82,452
4,180		Terex Corp*	57,684

			275,819
		Materials—5.1%
1,670		International Flavors & Fragrances	52,104
7,340		International Paper	92,924
1,530		Mosaic Co	61,889

			206,917
		Consumer Durables & Apparel—4.9%
1,060		Polo Ralph Lauren	57,070
4,600		Pool Corp	82,156
2,040		Warnaco Group*	58,834

			198,060
		Transportation—4.5%
1,410		FedEx Corp	78,904
3,790		Ryder System	104,945

			183,849
		Software & Services—4.1%
6,610		Activision Blizzard*	71,190
520		MasterCard Inc-Class A	95,394

			166,584
		Health Care Equipment & Services—3.0%
1,130		CR Bard	80,942
640		Laboratory Corp of America*	41,056

			121,998
		Household & Personal Products—2.7%
3,020		Herbalife Ltd	59,856
1,820		Mead Johnson Nutrition-Class A*	51,415

			111,271
		Insurance—2.0%
2,680		Hanover Insurance	80,346

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Midcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Food, Beverage & Tobacco—1.9%
2,520		Hormel Foods	$78,851
		Commercial & Professional Services—1.8%
1,530		Stericycle Inc*	72,032
		Real Estate—1.7%
2,790		St Joe*	69,415
		Banks—1.5%
1,560		PNC Financial Services	61,932
		Automobiles & Components—1.1%
1,970		Harley-Davidson Inc	43,655
		Telecommunication Services—0.9%
2,130		MetroPCS Communications*	36,402

		TOTAL COMMON STOCKS (Cost $3,579,691)	3,912,140

INVESTMENT FUND—1.5%
		Diversified Financials—1.5%
2,250		iShares S&P US Preferred Stock Index Fund (Cost $48,441)	60,075

Face
Value		Currency

REPURCHASE AGREEMENT—4.4%
177,358	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009, with a maturity value of $177,358 and an effective yield of 0.07% collateralized by a U.S. Government and Agency Obligation, with a rate of 3.720%, a maturity of 04/01/2034, and an aggregate market value of $181,398. (Cost $177,358)	$177,358

		TOTAL INVESTMENTS—101.9% (Cost $3,805,490)	4,149,573
		OTHER ASSETS AND LIABILITIES—(1.9)%	(76,425)

		TOTAL NET ASSETS—100.0%	$4,073,148

Notes to the Portfolio of Investments.

*	Non-income producing security.

Aggregate cost for federal income tax purposes was $3,950,906.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio U.S. Midcap Fund

At April 30, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Consumer Discretionary	21.3%	$868,879
Information Technology	20.7	841,832
Financials	13.7	559,290
Industrials	13.0	531,700
Healthcare	10.6	431,837
Energy	7.5	305,237
Materials	5.1	206,917
Consumer Staples	4.7	190,122
Telecommunications	0.9	36,402
Short-term Investment	4.4	177,357

Total Investments	101.9	4,149,573
Other Assets and Liabilities (Net)	(1.9)	(76,425)

Net Assets	100.0%	$4,073,148

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2009

Artio U.S. Multicap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—95.1%
		Semiconductors & Semiconductor Equipment—9.7%
1,940		Analog Devices	$41,283
3,680		Linear Technology	80,151
5,480		Maxim Integrated Products	74,254
9,170		Microchip Technology	210,910

			406,598
		Technology Hardware & Equipment—9.6%
930		Apple Inc*	117,022
2,320		Hewlett-Packard Co	83,474
9,050		NCR Corp*	91,857
4,490		Nokia Corp Sponsored ADR	63,489
5,140		Sun Microsystems*	47,082

			402,924
		Diversified Financials—8.2%
490		Goldman Sachs	62,965
2,830		Morgan Stanley	66,901
4,360		optionsXpress Holdings	71,766
1,720		State Street	58,704
2,130		T Rowe Price	82,047

			342,383
		Energy—8.1%
6,065		Carrizo Oil & Gas*	74,781
1,680		Exxon Mobil	112,006
1,170		Hess Corp	64,104
2,100		Ultra Petroleum*	89,880

			340,771
		Pharmaceuticals & Biotechnology—6.7%
1,380		Abbott Laboratories	57,753
1,250		Amgen Inc*	60,588
2,020		Celgene Corp*	86,294
680		Johnson & Johnson	35,605
920		Teva Pharmaceutical Industries Sponsored ADR	40,379

			280,619

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Multicap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

		Health Care Equipment & Services—6.5%
840		Baxter International	$40,740
1,360		CR Bard	97,417
1,670		Medco Health Solutions*	72,728
2,710		Vnus Medical Technologies*	60,027

			270,912
		Commercial & Professional Services—6.0%
42,760		Cenveo Inc*	201,828
1,065		Stericycle Inc*	50,140

			251,968
		Capital Goods—5.4%
2,480		Emerson Electric	84,419
4,820		General Electric	60,973
1,650		United Technologies	80,586

			225,978
		Retailing—5.2%
2,780		GameStop Corp-Class A*	83,845
2,400		Guess? Inc	62,496
3,430		Lowe’s Cos	73,745

			220,086
		Food, Beverage & Tobacco—5.1%
2,940		PepsiCo Inc	146,294
1,900		Philip Morris International	68,780

			215,074
		Consumer Services—4.2%
5,840		Starbucks Corp*	84,446
3,660		Weight Watchers International	91,061

			175,507
		Transportation—4.0%
1,460		FedEx Corp	81,702
3,180		Ryder System	88,054

			169,756

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Multicap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value (Note 2)
COMMON STOCKS—Continued

	Software & Services—3.8%
6,990	Activision Blizzard*		$75,282
460	MasterCard Inc-Class A		84,387

			159,669
	Materials—3.7%
7,570	International Paper		95,836
700	Potash Corp of Saskatchewan		60,543

			156,379
	Banks—2.4%
1,540	PNC Financial Services		61,138
2,010	Wells Fargo		40,220

			101,358
	Food & Staples Retailing—2.0%
2,660	CVS Caremark		84,535
	Telecommunication Services—1.7%
2,730	AT&T Inc		69,943
	Media—1.4%
2,440	DIRECTV Group*		60,341

	Consumer Durables & Apparel—1.4%
1,110	Polo Ralph Lauren		59,762

	TOTAL COMMON STOCKS (Cost $3,599,805)		3,994,563

INVESTMENT FUND—1.5%
	Diversified Financials—1.5%
2,370	iShares S&P US Preferred Stock Index Fund (Cost $51,024)		63,279

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2009

Artio U.S. Multicap Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value (Note 2)
REPURCHASE AGREEMENT—4.2%
177,047	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2009, due 05/01/2009 with a maturity value of $177,047 and an effective yield of 0.07% collateralized by a U.S. Government and Agency Obligation, with a rate of 5.742% maturity of 10/01/2036 and an aggregate market value of $181,151. (Cost $177,047)		$177,047

		TOTAL INVESTMENTS—100.8% (Cost $3,827,876)		4,234,889
		OTHER ASSETS AND LIABILITIES—(0.8)%		(34,555)

		TOTAL NET ASSETS—100.0%		$4,200,334

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $4,025,745.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited) April 30, 2009

Artio U.S. Multicap Fund

At April 30, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	23.1%	$969,191
Industrials	15.4	647,702
Healthcare	13.1	551,530
Consumer Discretionary	12.3	515,697
Financials	12.1	507,020
Energy	8.1	340,771
Consumer Staples	7.1	299,609
Materials	3.7	156,379
Telecommunications	1.7	69,943
Short-term Investment	4.2	177,047

Total Investments	100.8	4,234,889
Other Assets and Liabilities (Net)	(0.8)	(34,555)

Net Assets	100.0%	$4,200,334

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2009

	Artio	Artio
	Global Equity	International Equity

ASSETS:
Investments in securities, at market value (Cost $60,595,579 and $5,571,860,378, respectively)	$58,204,349	$5,486,461,125
Affiliated securities (Cost $0 and $465,118,508, respectively)	—	153,929,531
Repurchase agreements (Cost $5,766,578 and $890,575,161, respectively)	5,766,578	890,575,161
Cash on deposit for broker (Note 2)	159,136	369,809,511
Foreign currency, at market value (Cost $152,734 and $2,336,369,861, respectively)	153,314	2,359,527,592
Receivables:
Investments sold	2,925,716	158,158,037
Fund shares sold	136,204	11,360,943
Interest and dividends	100,295	21,245,379
Tax reclaim	58,646	9,307,628
Daily variation margin on open financial futures contracts	172,165	72,243,940
Receivable on closed swap contracts	—	482
Unrealized appreciation on forward foreign exchange contracts	454,532	238,143,862
Unrealized appreciation on open swap contracts	195,715	—
Prepaid expense	2,291	175,960

Total Assets	68,328,941	9,770,939,151

LIABILITIES:
Payables:
Investments purchased	5,697,579	288,443,365
Fund shares repurchased	7,581	8,937,216
Collateral on swaps	—	2,280,000
Investment advisory fee (Note 3)	37,540	6,511,979
Unrealized depreciation on forward foreign exchange contracts	78,449	125,213,771
Unrealized depreciation on open swap contracts	—	51,741,000
Payable on closed swap contracts	79	161,961
Accrued expenses and other payables	84,174	2,746,701

Total Liabilities	5,905,402	486,035,993

NET ASSETS	$62,423,539	$9,284,903,158

NET ASSETS Consist of:
Par value	$2,387	$409,417
Paid in capital in excess of par value	216,369,833	12,984,162,096
Undistributed net investment loss	(38,714)	(315,445,147)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(152,236,382)	(3,322,340,826)
Net unrealized depreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(1,673,585)	(61,882,382)

NET ASSETS	$62,423,539	$9,284,903,158

Class A	$14,299,922	$3,821,737,634

Class I	$48,123,617	$5,463,165,524

SHARES OUTSTANDING (Note 7)
Class A	549,495	170,801,306

Class I	1,837,614	238,616,138

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$26.02	$22.38

Class I	$26.19	$22.90

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2009

	Artio	Artio
	International Equity II	Total Return Bond

ASSETS:
Investments in securities, at market value (Cost $4,062,610,615 and $1,338,965,309, respectively)	$3,952,816,781	$1,334,514,880
Repurchase agreements (Cost $1,134,055,772 and $92,880,512, respectively)	1,134,055,772	92,880,512
Cash on deposit for broker (Note 2)	269,699,248	1,646,999
Foreign currency, at market value (Cost $1,414,645,904 and $5,274, respectively)	1,432,126,779	5,272
Receivables:
Investments sold	118,737,476	76,583,647
Fund shares sold	29,851,690	3,252,594
Interest and dividends	14,186,317	9,282,280
Tax reclaim	4,499,121	—
Daily variation margin on open financial futures contracts	55,494,590	101,936
Unrealized appreciation on forward foreign exchange contracts	137,896,627	6,321,910
Prepaid expense	99,185	19,795

Total Assets	7,149,463,586	1,524,609,825

LIABILITIES:
Payables:
Investments purchased	245,362,790	183,727,465
Fund shares repurchased	7,113,983	5,938,844
Dividends payable	—	468
Collateral on swaps	2,115,000	—
Investment advisory fee (Note 3)	4,653,652	287,436
Unrealized depreciation on forward foreign exchange contracts	78,674,280	5,962,908
Unrealized depreciation on open swap contracts	27,200,549	—
Payable on closed swap contracts	85,223	—
Accrued expenses and other payables	1,697,794	331,670

Total Liabilities	366,903,271	196,248,791

NET ASSETS	$6,782,560,315	$1,328,361,034

NET ASSETS Consist of:
Par value	$732,298	$105,194
Paid in capital in excess of par value	10,589,981,710	1,387,752,033
Undistributed net investment loss	(172,337,111)	(13,770,779)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(3,760,061,377)	(42,038,121)
Net unrealized appreciation (depreciation) on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	124,244,795	(3,687,293)

NET ASSETS	$6,782,560,315	$1,328,361,034

Class A	$1,478,456,955	$302,496,826

Class I	$5,304,103,360	$1,025,864,208

SHARES OUTSTANDING (Note 7)
Class A	160,332,495	23,904,735

Class I	571,965,202	81,288,914

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$9.22	$12.65

Class I	$9.27	$12.62

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2009

	Artio	Artio
	Global High Income	U.S. Microcap

ASSETS:
Investments in securities, at market value (Cost $689,320,250 and $3,415,841, respectively)	$638,799,188	$3,748,412
Repurchase agreements (Cost $68,497,792 and $53,945, respectively)	68,497,792	53,945
Foreign currency, at market value (Cost $13,225,853 and $0, respectively)	13,391,836	—
Receivables:
Investments sold	894,079	174,924
Fund shares sold	7,016,806	6
Interest and dividends	14,438,019	—
Receivable from advisor—net (Note 3)	—	1,954
Unrealized appreciation on forward foreign exchange contracts	348,072	—
Prepaid expense	5,636	56

Total Assets	743,391,428	3,979,297

LIABILITIES:
Payables:
Investments purchased	57,909,785	105,019
Fund shares repurchased	14,875,566	—
Dividends payable	181	—
Investment advisory fee (Note 3)	301,710	—
Unrealized depreciation on forward foreign exchange contracts	21,446	—
Open swap agreements, at value	4,337,300	—
Accrued expenses and other payables	136,526	31,560

Total Liabilities	77,582,514	136,579

NET ASSETS	$665,808,914	$3,842,718

NET ASSETS Consist of:
Par value	$82,199	$650
Paid in capital in excess of par value	749,516,125	6,728,096
Undistributed net investment loss	(10,113,898)	(38,462)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(21,958,811)	(3,180,137)
Net unrealized appreciation (depreciation) on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(51,716,701)	332,571

NET ASSETS	$665,808,914	$3,842,718

Class A	$259,293,360	$1,900,605

Class I	$406,515,554	$1,942,113

SHARES OUTSTANDING (Note 7)
Class A	31,287,101	322,091

Class I	50,911,822	327,836

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$8.29	$5.90

Class I	$7.98	$5.92

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2009

	Artio	Artio
	U.S. Smallcap	U.S. Midcap

ASSETS:
Investments in securities, at market value (Cost $4,911,767 and $3,628,132, respectively)	$5,445,438	$3,972,215
Repurchase agreements (Cost $204,174 and $177,358, respectively)	204,174	177,358
Receivables:
Investments sold	850,217	202,095
Fund shares sold	6,010	279
Dividends receivable	170	637
Receivable from advisor—net (Note 3)	3,217	2,307
Prepaid expense	71	61

Total Assets	6,509,297	4,354,952

LIABILITIES:
Payables:
Investments purchased	915,444	253,476
Accrued expenses and other payables	32,806	28,328

Total Liabilities	948,250	281,804

NET ASSETS	$5,561,047	$4,073,148

NET ASSETS Consist of:
Par value	$857	$601
Paid in capital in excess of par value	8,192,274	6,349,648
Undistributed net investment loss	(32,649)	(20,590)
Accumulated net realized loss on investments sold	(3,133,106)	(2,600,594)
Net unrealized appreciation on investments	533,671	344,083

NET ASSETS	$5,561,047	$4,073,148

Class A	$3,127,922	$1,964,356

Class I	$2,433,125	$2,108,792

SHARES OUTSTANDING (Note 7)
Class A	482,845	290,146

Class I	374,309	310,585

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$6.48	$6.77

Class I	$6.50	$6.79

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2009

Artio
U.S. Multicap

ASSETS:
Investments in securities, at market value (Cost $3,650,829)	$4,057,842
Repurchase agreements (Cost $177,047)	177,047
Receivables:
Investments sold	78,926
Fund shares sold	683
Dividends receivable	4,513
Receivable from advisor—net (Note 3)	1,831
Prepaid expense	60

Total Assets	4,320,902

LIABILITIES:
Payables:
Investments purchased	91,101
Accrued expenses and other payables	29,467

Total Liabilities	120,568

NET ASSETS	$4,200,334

NET ASSETS Consist of:
Par value	$610
Paid in capital in excess of par value	6,406,549
Undistributed net investment loss	(13,584)
Accumulated net realized loss on investments sold, and foreign currency related transactions	(2,600,254)
Net unrealized appreciation on investments, and foreign currency related transactions	407,013

NET ASSETS	$4,200,334

Class A	$2,142,659

Class I	$2,057,675

SHARES OUTSTANDING (Note 7)
Class A	311,684

Class I	298,205

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$6.87

Class I	$6.90

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2009

	Artio	Artio
	Global Equity	International Equity

INVESTMENT INCOME:
Interest	$3,297	$2,361,639
Securities lending income	34,181	2,755,381
Dividends, from unaffiliated issuers†	795,835	96,250,704
Dividends, from affiliated issuers††	—	5,427,070

Total investment income	833,313	106,794,794

EXPENSES:
Investment advisory fee (Note 3)	254,360	42,971,604
Custody fees	170,705	3,637,539
Administration fees	1,224	759,924
Professional fees	17,120	673,402
Trustees’ fees and expenses	1,873	325,596
Registration and filing fees	21,640	22,914
Shareholder reports	16,437	576,815
Insurance premium expense	2,194	161,874
Commitment fee	2,514	—
Compliance expense	204	40,710
Miscellaneous fees	2,773	98,262

Total expenses common to all classes	491,044	49,268,640

Transfer agent fees
Class A	5,447	173,776
Class I	3,201	130,070
Distribution and shareholder servicing fees (Note 4) Class A	16,941	4,987,427

Total gross expenses	516,633	54,559,913

Custody offset arrangement (Note 3)	(1,277)	(3,637,539)
Expenses reimbursed by investment advisor (Note 3)	(171,817)	—
Expenses waived by investment advisor (Note 3)	(1,413)	(240,229)

Net expenses	342,126	50,682,145

NET INVESTMENT INCOME	491,187	56,112,649

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(15,706,185)	(2,303,988,980)
Financial futures contracts and synthetic futures	5,773	(305,008,679)
Written options	5,883	4,963,606
Swap contracts	(164,463)	(33,075,625)
Forward foreign exchange contracts	648,441	388,823,632
Foreign currency transactions	(189,008)	40,909,918

Net realized loss on investments	(15,399,559)	(2,207,376,128)

Net change in unrealized appreciation (depreciation) on:
Investments	12,319,817	1,238,952,548
Financial futures contracts and synthetic futures	50,879	247,664,133
Written options	(5,117)	(2,781,458)
Swap contracts	129,064	(70,380,590)
Forward foreign exchange contracts	(61,979)	(109,222,537)
Foreign currency transactions	(779)	9,924,049

Net change in unrealized appreciation of investments	12,431,885	1,314,156,145

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,967,674)	(893,219,983)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,476,487)	$(837,107,334)

†	Net of foreign withholding taxes of $53,925 and $11,722,085 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
††	Net of foreign withholding taxes of $0 and $2,685,946 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2009

	Artio	Artio
	International Equity II	Total Return Bond

INVESTMENT INCOME:
Interest	$741,980	$30,388,864
Securities lending income	1,789,683	—
Dividends†	60,917,819	—

Total investment income	63,449,482	30,388,864

EXPENSES:
Investment advisory fee (Note 3)	27,102,961	2,271,590
Custody fees	1,686,595	248,021
Administration fees	513,534	4,362
Professional fees	370,489	92,410
Trustees’ fees and expenses	236,202	44,003
Registration and filing fees	101,213	42,057
Shareholder reports	819,612	135,270
Insurance premium expense	90,954	18,092
Commitment fee	—	4,889
Compliance expense	18,652	3,215
Miscellaneous fees	54,189	9,853

Total expenses common to all classes	30,994,401	2,873,762

Transfer agent fees
Class A	110,756	20,319
Class I	138,158	21,654
Distribution and shareholder servicing fees (Note 4) Class A	1,746,485	391,201

Total gross expenses	32,989,800	3,306,936

Custody offset arrangement (Note 3)	(1,647,206)	—
Recoupment of expenses previously assumed by investment advisor (Note 3)	—	66,742
Expenses reimbursed by investment advisor (Note 3)	—	(94,920)
Expenses waived by investment advisor (Note 3)	(150,572)	(32,451)

Net expenses	31,192,022	3,246,307

NET INVESTMENT INCOME	32,257,460	27,142,557

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(1,777,405,851)	(34,619,224)
Financial futures contracts and synthetic futures	(243,353,799)	(3,653,482)
Written options	2,964,075	—
Swap contracts	22,862,646	—
Forward foreign exchange contracts	198,137,584	(2,558,611)
Foreign currency transactions	24,005,433	(319,729)

Net realized loss on investments	(1,772,789,912)	(41,151,046)

Net change in unrealized appreciation (depreciation) on:
Investments	1,349,511,644	113,299,485
Financial futures contracts and synthetic futures	193,200,216	730,552
Written options	(1,702,237)	—
Swap contracts	(77,648,955)	—
Forward foreign exchange contracts	(79,802,349)	(1,460,739)
Foreign currency transactions	9,482,874	187,898

Net change in unrealized appreciation of investments	1,393,041,193	112,757,196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(379,748,719)	71,606,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(347,491,259)	$98,748,707

†	Net of foreign withholding taxes of $7,197,941 and $0 for the Artio International Equity Fund II and Artio Total Return Bond Fund, respectively.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2009

	Artio	Artio
	Global High Income	U.S. Microcap

INVESTMENT INCOME:
Interest	$24,413,826	$48
Security lending income	—	256
Dividends†	110,745	18,979

Total investment income	24,524,571	19,283

EXPENSES:
Investment advisory fee (Note 3)	1,462,982	19,957
Custody fees	106,648	16,217
Administration fees	1,385	—
Professional fees	35,764	10,791
Trustees’ fees and expenses	14,406	108
Registration and filing fees	49,948	11,826
Shareholder reports	66,220	323
Insurance premium expense	5,164	51
Commitment fee	5,028	—
Compliance expense	802	7
Miscellaneous fees	4,088	1,701

Total expenses common to all classes	1,752,435	60,981

Transfer agent fees
Class A	20,849	6,027
Class I	7,792	2,528
Distribution and shareholder servicing fees (Note 4) Class A	225,298	1,958

Total gross expenses	2,006,374	71,494

Custody offset arrangement (Note 3)	(12,314)	—
Recoupment of expenses previously assumed by investment advisor (Note 3)	943	—
Expenses reimbursed by investment advisor (Note 3)	(71,066)	(45,115)
Expenses waived by investment advisor (Note 3)	(11,254)	(80)

Net expenses	1,912,683	26,299

NET INVESTMENT INCOME (LOSS)	22,611,888	(7,016)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(21,471,427)	(1,688,777)
Written options	398,293	—
Swap contracts	(891,034)	—
Forward foreign exchange contracts	2,227,026	—
Foreign currency transactions	(217,031)	—

Net realized loss on investments	(19,954,173)	(1,688,777)

Net change in unrealized appreciation (depreciation) on:
Investments	69,116,461	1,582,273
Swap contracts	1,148,852	—
Forward foreign exchange contracts	(7,859,000)	—
Foreign currency transactions	526,438	—

Net change in unrealized appreciation of investments	62,932,751	1,582,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	42,978,578	(106,504)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,590,466	$(113,520)

†	Net of foreign withholding taxes of $19,543 and $0 for the Artio Global High Income Fund and Artio U.S. Microcap Fund, respectively.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2009

	Artio	Artio
	U.S. Smallcap	U.S. Midcap

INVESTMENT INCOME:
Interest	$86	$51
Security lending income	64	48
Dividends	27,824	28,849

Total investment income	27,974	28,948

EXPENSES:
Investment advisory fee (Note 3)	20,384	14,108
Custody fees	15,446	11,906
Professional fees	10,857	10,810
Trustees’ fees and expenses	142	121
Registration and filing fees	11,855	11,820
Shareholder reports	485	284
Insurance premium expense	65	54
Compliance expense	10	9
Miscellaneous fees	1,649	1,701

Total expenses common to all classes	60,893	50,813

Transfer agent fees
Class A	6,038	6,028
Class I	2,534	2,530
Distribution and shareholder servicing fees (Note 4) Class A	2,849	2,122

Total gross expenses	72,314	61,493

Expenses reimbursed by investment advisor (Note 3)	(43,030)	(40,330)
Expenses waived by investment advisor (Note 3)	(107)	(88)

Net expenses	29,177	21,075

NET INVESTMENT INCOME (LOSS)	(1,203)	7,873

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on:
Investments	(1,400,281)	(1,250,600)

Net realized loss on investments	(1,400,281)	(1,250,600)

Net change in unrealized appreciation on:
Investments	1,514,930	1,190,932

Net change in unrealized appreciation of investments	1,514,930	1,190,932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	114,649	(59,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,446	$(51,795)

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2009

Artio
U.S. Multicap

INVESTMENT INCOME:
Interest	$64
Security lending income	39
Dividends†	34,864

Total investment income	34,967

EXPENSES:
Investment advisory fee (Note 3)	13,819
Custody fees	13,720
Professional fees	10,822
Trustees’ fees and expenses	125
Registration and filing fees	11,820
Shareholder reports	21
Insurance premium expense	56
Compliance expense	10
Miscellaneous fees	1,644

Total expenses common to all classes	52,037

Transfer agent fees
Class A	6,029
Class I	2,532
Distribution and shareholder servicing fees (Note 4) Class A	2,275

Total gross expenses	62,873

Expenses reimbursed by investment advisor (Note 3)	(41,627)
Expenses waived by investment advisor (Note 3)	(92)

Net expenses	21,154

NET INVESTMENT INCOME	13,813

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(1,113,885)
Foreign currency transactions	5

Net realized loss on investments	(1,113,880)

Net change in unrealized appreciation on:
Investments	1,053,331

Net change in unrealized appreciation of investments	1,053,331

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(60,549)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,736)

†	Net of foreign withholding taxes of $442 for the Artio U.S. Multicap Fund.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Artio Global Equity Fund Inc. (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$491,187	$867,451
Net realized loss on investments	(15,399,559)	(23,135,091)
Net change in unrealized appreciation (depreciation) of investments	12,431,885	(22,480,621)

Net decrease in net assets resulting from operations	(2,476,487)	(44,748,261)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(51,820)	(69,201)
Class I	(442,421)	(300,285)
Class R	—	(20)
Consultant Class	—	(20)

Total distributions to shareholders	(494,241)	(369,526)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	2,182,119	8,996,828
Class I	8,389,003	24,168,382
Class R	—	1,010
Consultant Class	—	1,010
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	45,354	57,112
Class I	385,162	227,284
Class R	—	20
Consultant Class	—	20
Cost of shares redeemed
Class A	(3,254,193)	(17,578,810)
Class I	(5,916,935)	(20,218,769)
Class R	—	(597)
Consultant Class	—	(596)

Net increase (decrease) from Fund share transactions	1,830,510	(4,347,106)

Net decrease in net assets	(1,140,218)	(49,464,893)

NET ASSETS
Beginning of period	63,563,757	113,028,650

End of period (including undistributed net investment loss of $(38,714) and $(35,660), respectively)	$62,423,539	$63,563,757

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio International Equity Fund (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$56,112,649	$310,306,912
Net realized loss on investments	(2,207,376,128)	(1,406,543,449)
Net change in unrealized appreciation (depreciation) of investments	1,314,156,145	(10,298,115,919)

Net decrease in net assets resulting from operations	(837,107,334)	(11,394,352,456)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(85,664,078)	(159,458,420)
Class I	(140,445,131)	(238,477,841)
Distributions from realized gain
Class A	—	(1,170,523,883)
Class I	—	(1,508,138,937)

Total distributions to shareholders	(226,109,209)	(3,076,599,081)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	233,251,784	893,997,235
Class I	534,611,375	1,392,012,727
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	82,972,280	1,246,272,637
Class I	123,510,037	1,508,761,824
Cost of shares redeemed
Class A	(940,553,618)	(2,716,330,531)
Class I	(1,448,932,277)	(3,020,676,534)

Net decrease from Fund share transactions	(1,415,140,419)	(695,962,642)

Net decrease in net assets	(2,478,356,962)	(15,166,914,179)

NET ASSETS
Beginning of period	11,763,260,120	26,930,174,299

End of period (including undistributed net investment loss of $(315,445,147) and $(145,448,587), respectively)	$9,284,903,158	$11,763,260,120

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio International Equity Fund II (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,257,460	$137,816,440
Net realized loss on investments	(1,772,789,912)	(2,082,481,548)
Net change in unrealized appreciation (depreciation) of investments	1,393,041,193	(3,030,549,546)

Net decrease in net assets resulting from operations	(347,491,259)	(4,975,214,654)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(53,302,535)	(15,166,313)
Class I	(173,674,445)	(75,653,553)
Distributions from realized gain
Class A	—	(29,650,459)
Class I	—	(120,095,288)

Total distributions to shareholders	(226,976,980)	(240,565,613)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	815,953,040	1,321,755,001
Class I	1,711,971,149	3,516,468,830
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	51,235,076	40,734,425
Class I	124,414,774	135,373,131
Cost of shares redeemed
Class A	(542,306,066)	(970,647,441)
Class I	(1,331,969,069)	(2,033,638,610)

Net increase from Fund share transactions	829,298,904	2,010,045,336

Net increase (decrease) in net assets	254,830,665	(3,205,734,931)

NET ASSETS
Beginning of period	6,527,729,650	9,733,464,581

End of period (including undistributed net investment (loss) income of $(172,337,111) and $22,382,409, respectively)	$6,782,560,315	$6,527,729,650

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio Total Return Bond Fund (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,142,557	$52,542,734
Net realized gain (loss) on investments	(41,151,046)	20,504,240
Net change in unrealized appreciation (depreciation) of investments	112,757,196	(133,942,598)

Net increase (decrease) in net assets resulting from operations	98,748,707	(60,895,624)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(8,920,603)	(13,866,138)
Class I	(31,363,091)	(52,826,865)
Class R	—	(55)
Consultant Class	—	(53)
Distributions from realized gain
Class A	(3,273,465)	—
Class I	(10,279,203)	—

Total distributions to shareholders	(53,836,362)	(66,693,111)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	89,997,613	299,005,628
Class I	234,301,642	721,424,984
Class R	—	1,010
Consultant Class	—	1,010
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	11,764,808	12,878,273
Class I	23,716,097	33,841,801
Class R	—	54
Consultant Class	—	55
Cost of shares redeemed
Class A	(112,996,721)	(125,593,971)
Class I	(229,249,545)	(477,662,128)
Class R	—	(961)
Consultant Class	—	(959)

Net increase from Fund share transactions	17,533,894	463,894,796

Net increase in net assets	62,446,239	336,306,061

NET ASSETS
Beginning of period	1,265,914,795	929,608,734

End of period (including undistributed net investment loss of $(13,770,779) and $(629,642), respectively)	$1,328,361,034	$1,265,914,795

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio Global High Income Fund (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,611,888	$21,640,460
Net realized gain (loss) on investments	(19,954,173)	121,512
Net change in unrealized appreciation (depreciation) of investments	62,932,751	(118,031,047)

Net increase (decrease) in net assets resulting from operations	65,590,466	(96,269,075)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(13,900,347)	(7,977,842)
Class I	(21,370,578)	(13,485,115)
Consultant Class	—	(56)

Total distributions to shareholders	(35,270,925)	(21,463,013)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	181,110,291	193,918,312
Class I	221,937,103	229,788,508
Consultant Class	—	1,010
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	13,283,785	7,217,074
Class I	15,580,426	6,481,358
Consultant Class	—	56
Cost of shares redeemed
Class A	(87,337,067)	(110,526,895)
Class I	(70,236,204)	(95,113,250)
Consultant Class	—	(783)

Net increase from Fund share transactions	274,338,334	231,765,390

Net increase in net assets	304,657,875	114,033,302

NET ASSETS
Beginning of period	361,151,039	247,117,737

End of period (including undistributed net investment (loss) income of $(10,113,898) and $2,545,139, respectively)	$665,808,914	$361,151,039

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio U.S. Microcap Fund (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(7,016)	$(61,992)
Net realized loss on investments	(1,688,777)	(1,490,784)
Net change in unrealized appreciation (depreciation) of investments	1,582,273	(1,886,021)

Net decrease in net assets resulting from operations	(113,520)	(3,438,797)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from realized gain
Class A	—	(415,935)
Class I	—	(421,345)
Consultant Class	—	(149)

Total distributions to shareholders	—	(837,429)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	33,908	103,338
Class I	50,865	202,765
Consultant Class	—	1,010
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	—	414,730
Class I	—	418,948
Consultant Class	—	149
Cost of shares redeemed
Class A	(96,515)	(133,056)
Class I	(99,490)	(121,945)
Consultant Class	—	(565)

Net increase (decrease) from Fund share transactions	(111,232)	885,374

Net decrease in net assets	(224,752)	(3,390,852)

NET ASSETS
Beginning of period	4,067,470	7,458,322

End of period (including undistributed net investment loss of $(38,462) and $(31,446), respectively)	$3,842,718	$4,067,470

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio U.S. Smallcap Fund (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,203)	$(11,853)
Net realized loss on investments	(1,400,281)	(1,725,268)
Net change in unrealized appreciation (depreciation) of investments	1,514,930	(1,899,865)

Net increase (decrease) in net assets resulting from operations	113,446	(3,636,986)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from realized gain
Class A	—	(898,222)
Class I	—	(886,173)
Consultant Class	—	(306)

Total distributions to shareholders	—	(1,784,701)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	447,991	612,375
Class I	68,158	217,869
Consultant Class	—	1,010
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	—	890,036
Class I	—	886,050
Consultant Class	—	306
Cost of shares redeemed
Class A	(128,875)	(303,461)
Class I	(133,462)	(100,410)
Consultant Class	—	(601)

Net increase from Fund share transactions	253,812	2,203,174

Net increase (decrease) in net assets	367,258	(3,218,513)

NET ASSETS
Beginning of period	5,193,789	8,412,302

End of period (including undistributed net investment loss of $(32,649) and $(31,446), respectively)	$5,561,047	$5,193,789

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio U.S. Midcap Fund (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,873	$4,459
Net realized loss on investments	(1,250,600)	(1,351,480)
Net change in unrealized appreciation (depreciation) of investments	1,190,932	(1,780,265)

Net decrease in net assets resulting from operations	(51,795)	(3,127,286)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from realized gain
Class A	—	(278,849)
Class I	—	(294,292)
Consultant Class	—	(98)
Return of capital
Class I	—	(12,217)
Consultant Class	—	(4)

Total distributions to shareholders	—	(585,460)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	8,912	108,818
Class I	49,165	115,045
Consultant Class	—	1,010
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	—	278,853
Class I	—	303,338
Consultant Class	—	102
Cost of shares redeemed
Class A	(116,685)	(127,026)
Class I	(137,789)	(132,880)
Consultant Class	—	(597)

Net increase (decrease) from Fund share transactions	(196,397)	546,663

Net decrease in net assets	(248,192)	(3,166,083)

NET ASSETS
Beginning of period	4,321,340	7,487,423

End of period (including undistributed net investment loss of $(20,590) and $(28,463), respectively)	$4,073,148	$4,321,340

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Artio U.S. Multicap Fund (Unaudited)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2009	October 31, 2008

DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,813	$(2,919)
Net realized loss on investments	(1,113,880)	(1,482,540)
Net change in unrealized appreciation (depreciation) of investments	1,053,331	(1,508,727)

Net decrease in net assets resulting from operations	(46,736)	(2,994,186)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class I	(797)	(9,248)
Consultant Class	—	(5)
Distributions from realized gain
Class A	—	(317,605)
Class I	—	(351,375)
Consultant Class	—	(115)

Total distributions to shareholders	(797)	(678,348)

FUND SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares
Class A	114,763	63,447
Class I	42,081	66,622
Consultant Class	—	1,010
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	—	317,605
Class I	576	358,288
Consultant Class	—	120
Cost of shares redeemed
Class A	(21,674)	(222,137)
Class I	(264,261)	(102,924)
Consultant Class	—	(612)

Net increase (decrease) from Fund share transactions	(128,515)	481,419

Net decrease in net assets	(176,048)	(3,191,115)

NET ASSETS
Beginning of period	4,376,382	7,567,497

End of period (including undistributed net investment loss of $(13,584) and $(26,600), respectively)	$4,200,334	$4,376,382

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc. (2)
For a share outstanding throughout each period

	Class A

							April 01,
	Six Months						2004
	Ended		Year Ended October 31,				through
	April 30,						October 31,
	2009		2008	2007	2006	2005 (3)	2004 (3)

Net Asset Value, beginning of period	$27.23		$47.02	$38.23	$31.45	$26.90	$25.30

Income (loss) from investment operations:
Net investment income (loss) (4)	0.19		0.32	0.33	0.23	0.21	(0.30)
Net realized and unrealized gain (loss) on investments	(1.30)		(20.03)	8.46	6.55	4.36	1.90

Total income (loss) from investment operations	(1.11)		(19.71)	8.79	6.78	4.57	1.60

Less distributions:
From net investment income	(0.10)		(0.08)	—	—	(0.02)	—

Total Distributions	(0.10)		(0.08)	—	—	(0.02)	—

Net Asset Value, end of period	$26.02		$27.23	$47.02	$38.23	$31.45	$26.90

Total Return	(4.09	)%(5)	(42.00)%	23.02%	21.56%	17.00%	6.32	%(5)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$14,300		$16,045	$38,995	$29,852	$34,608	$24,688

Ratio of net investment income (loss) to average net assets	1.52	%(6)	0.79%	0.78%	0.65%	0.71%	(1.80	)%(6)
Ratio of expenses to average net assets (1)(8)	1.40	%(6)	1.45%	1.42%	1.42%	1.51%	2.37	%(6)(7)
Ratio of expenses to average net assets (1)	1.40	%(6)	1.40%	1.40%	1.40%	1.50%	2.30	%(6)(7)

Portfolio turnover rate	224	%(5)	200%	185%	162%	118%	204	%(5)

(1) The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of expenses to average net assets (8)	2.09	%(6)	1.75%	1.99%	2.26%	2.99%	3.80	%(6)
Ratio of expenses to average net assets	2.09	%(6)	1.70%	1.97%	2.24%	2.98%	3.73	%(6)

(2)	On July 1, 2004 the Fund changed its name from The European Warrant Fund, Inc. and converted from a closed-end, non diversified investment company (“closed-end fund”) to an open-end diversified investment company with a different investment objective, different investment strategies, different management team and a new investment adviser ( an affiliate of the closed-end fund’s adviser). Until the close of business on June 30, 2004, the Fund operated as a closed-end Fund and its common stock (which then comprised of a single share class) was listed on the NYSE. After the close of business on June 30, 2004, all of the common stock was converted into Class A shares of the Fund, and the Fund began seeking to maximize total return principally through capital appreciation by investing in a diversified portfolio of equity securities of issuers located throughout the world. For periods prior thereto, all historical performance information for Class A shares reflects the Net Asset Value (NAV) performance of the Fund’s common stock while it was a closed-end fund.
(3)	Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.
(4)	Based on average shares outstanding during the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The expenses for the period April 1, 2004 to October 31, 2004 exceed the expense cap of 1.75% due to the expense reimbursement not starting until July 1, 2004.
(8)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc.
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,			Period Ended
	April 30,					October 31,
	2009		2008	2007	2006	2005 (2)(3)

Net Asset Value, beginning of period	$27.55		$47.45	$38.48	$31.58	$30.80

Income (loss) from investment operations:
Net investment income (4)	0.22		0.39	0.46	0.38	0.23
Net realized and unrealized gain (loss) on investments	(1.31)		(20.10)	8.51	6.52	0.56

Total income (loss) from investment operations	(1.09)		(19.71)	8.97	6.90	0.79

Less distributions:
From net investment income	(0.27)		(0.19)	—	— (5)	(0.01)

Total Distributions	(0.27)		(0.19)	—	— (5)	(0.01)

Net Asset Value, end of period	$26.19		$27.55 †	$47.45	$38.48	$31.58

Total Return	(3.97	)%(6)	(41.68)%	23.31%	21.89%	2.56	%(6)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$48,124		$47,518	$74,033	$29,598	$16,810

Ratio of net investment income to average net assets	1.81	%(7)	0.98%	1.08%	1.06%	1.15	%(7)
Ratio of expenses to average net assets (1)(8)	1.15	%(7)	1.20%	1.17%	1.17%	1.17	%(7)
Ratio of expenses to average net assets (1)	1.15	%(7)	1.15%	1.15%	1.15%	1.15	%(7)

Portfolio turnover rate	224	%(6)	200%	185%	162%	118	%(6)

(1) The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of expenses to average net assets (8)	1.74	%(7)	1.45%	1.65%	1.88%	2.51	%(7)
Ratio of expenses to average net assets	1.74	%(7)	1.40%	1.63%	1.86%	2.49	%(7)

(2)	Commenced operations on March 14, 2005.
(3)	Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.
(4)	Based on average shares outstanding during the period.
(5)	Rounds to less than $0.01.
(6)	Not annualized.
(7)	Annualized.
(8)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for Global Equity Fund Class I shares was $27.56.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,
	April 30,
	2009		2008	2007	2006	2005	2004

Net Asset Value, beginning of period	$24.46		$51.95	$43.09	$34.29	$28.99	$24.45

Income (loss) from investment operations:
Net investment income (1)	0.11		0.52	0.71	0.50	0.35	0.16
Net realized and
unrealized gain (loss) on investments	(1.73)		(22.03)	12.60	9.87	5.98	4.71

Total income (loss) from investment operations	(1.62)		(21.51)	13.31	10.37	6.33	4.87

Less distributions:
From net investment income	(0.46)		(0.72)	(0.28)	—	(0.45)	(0.33)
From net realized gains on investments	—		(5.26)	(4.17)	(1.57)	(0.58)	—

Total Distributions	(0.46)		(5.98)	(4.45)	(1.57)	(1.03)	(0.33)

Net Asset Value, end of period	$22.38		$24.46 †	$51.95	$43.09	$34.29	$28.99

Total Return	(6.66	)%(2)	(46.49)%	33.33%	31.20%	22.19%	20.05%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$3,821,738		$4,884,851	$11,619,663	$9,092,359	$7,018,030	$3,721,409

Ratio of net investment income to average net assets	1.01	%(3)	1.31%	1.54%	1.28%	1.09%	0.58%
Ratio of expenses to average net assets (4)	1.28	%(3)	1.22%	1.24%	1.24%	1.32%	1.35%
Ratio of expenses to average net assets	1.20	%(3)	1.13%	1.19%	1.19%	1.31%	1.32%

Portfolio turnover rate	110	%(2)	55%	51%	62%	57%	100%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class A shares and Class I shares was $24.44 and $25.07, respectively. The NAV above was restated to correct an error which was identified subsequent to the close of the fiscal year.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,
	April 30,
	2009		2008	2007	2006	2005	2004

Net Asset Value, beginning of period	$25.09		$53.15	$43.97	$34.96	$29.47	$24.79

Income (loss) from investment operations:
Net investment income (1)	0.14		0.63	0.85	0.52	0.44	0.23
Net realized and unrealized gain (loss) on investments	(1.77)		(22.60)	12.88	10.15	6.09	4.79

Total income (loss) from investment operations	(1.63)		(21.97)	13.73	10.67	6.53	5.02

Less distributions:
From net investment income	(0.56)		(0.83)	(0.38)	—	(0.46)	(0.34)
From net realized gains on investments	—		(5.26)	(4.17)	(1.66)	(0.58)	—

Total Distributions	(0.56)		(6.09)	(4.55)	(1.66)	(1.04)	(0.34)

Net Asset Value, end of period	$22.90		$25.09 †	$53.15	$43.97	$34.96	$29.47

Total Return	(6.54	)%(2)	(46.37)%	33.65%	31.53%	22.52%	20.39%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$5,463,166		$6,878,409	$15,310,511	$11,077,753	$8,220,356	$3,844,713

Ratio of net investment income to average net assets	1.28	%(3)	1.56%	1.81%	1.29%	1.33%	0.87%
Ratio of expenses to average net assets (4)	1.03	%(3)	0.98%	0.99%	0.99%	1.05%	1.08%
Ratio of expenses to average net assets	0.95	%(3)	0.89%	0.94%	0.94%	1.04%	1.05%

Portfolio turnover rate	110	%(2)	55%	51%	62%	57%	100%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class A shares and Class I shares was $24.44 and $25.07, respectively. The NAV above was restated to correct an error which was identified subsequent to the close of the fiscal year.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,			Period Ended
	April 30,					October 31,
	2009		2008	2007	2006	2005 (1)

Net Asset Value, beginning of period	$10.15		$18.31	$14.07	$10.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.04		0.19	0.31	0.16	(0.01)
Net realized and unrealized gain (loss) on investments	(0.64)		(7.94)	4.01	2.97	0.95

Total income (loss) from investment operations	(0.60)		(7.75)	4.32	3.13	0.94

Less distributions:
From net investment income	(0.33)		(0.14)	(0.03)	—	—
From net realized gains on investments	—		(0.27)	(0.05)	—	—

Total Distributions	(0.33)		(0.41)	(0.08)	—	—

Net Asset Value, end of period	$9.22		$10.15 †	$18.31	$14.07	$10.94

Total Return	(6.19	)%(3)	(43.18)%	30.89%	28.73%	9.30	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,478,457		$1,309,002	$1,980,188	$722,531	$127,435

Ratio of net investment income (loss) to average net assets	0.81	%(4)	1.25%	1.93%	1.25%	(0.11	)%(4)
Ratio of expenses to average net assets (5)(6)	1.29	%(4)	1.28%	1.31%	1.33%	1.36	%(4)
Ratio of expenses to average net assets (7)	1.23	%(4)	1.21%	1.29%	1.32%	1.35	%(4)

Portfolio turnover rate	149	%(3)	89%	64%	61%	38	%(3)

(1)	Commenced operations on May 4, 2005.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(6)	On March 1, 2006, the expense cap changed from 1.35% to 1.32%.
(7)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratios would have been 1.24%, 1.21%, 1.28%, 1.32% and 2.06% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class A shares and Class I shares was $10.16 and $10.23, respectively.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,			Period Ended
	April 30,					October 31,
	2009		2008	2007	2006	2005 (1)

Net Asset Value, beginning of period	$10.22		$18.42	$14.14	$10.96	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.05		0.23	0.37	0.20	—
Net realized and unrealized gain (loss) on investments	(0.64)		(7.99)	4.02	2.98	0.96

Total income (loss) from investment operations	(0.59)		(7.76)	4.39	3.18	0.96

Less distributions:
From net investment income	(0.36)		(0.17)	(0.06)	—	—
From net realized gains on investments	—		(0.27)	(0.05)	—	—

Total Distributions	(0.36)		(0.44)	(0.11)	—	—

Net Asset Value, end of period	$9.27		$10.22 †	$18.42	$14.14	$10.96

Total Return	(5.94	)%(3)	(43.03)%	31.15%	29.11%	9.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$5,304,103		$5,218,728	$7,753,276	$2,439,754	$297,617

Ratio of net investment income (loss) to average net assets	1.15	%(4)	1.48%	2.28%	1.54%	(0.01	)%(4)
Ratio of expenses to average net assets (5)(6)	1.03	%(4)	1.00%	1.03%	1.06%	1.09	%(4)
Ratio of expenses to average net assets (7)	0.98	%(4)	0.93%	1.01%	1.05%	1.08	%(4)

Portfolio turnover rate	149	%(3)	89%	64%	61%	38	%(3)

(1)	Commenced operations on May 4, 2005.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(6)	On March 1, 2006, the expense cap changed from 1.08% to 1.05%.
(7)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 0.98%, 0.93%, 1.01%, 1.05% and 1.60% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class A shares and Class I shares was $10.16 and $10.23, respectively.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,
	April 30,
	2009		2008		2007		2006		2005		2004

Net Asset Value, beginning of period	$12.21		$13.41		$13.08		$13.33		$13.37		$13.34

Income (loss) from investment operations:
Net investment income (1)	0.25		0.57		0.57		0.56		0.42		0.37
Net realized and unrealized gain (loss) on investments	0.68		(1.07)		0.29		0.07		0.10		0.35

Total income (loss) from investment operations	0.93		(0.50)		0.86		0.63		0.52		0.72

Less distributions:
From net investment income	(0.36)		(0.70)		(0.53)		(0.77)		(0.46)		(0.46)
From net realized gains on investments	(0.13)		—		—		(0.11)		(0.10)		(0.23)

Total Distributions	(0.49)		(0.70)		(0.53)		(0.88)		(0.56)		(0.69)

Net Asset Value, end of period	$12.65		$12.21		$13.41		$13.08		$13.33		$13.37

Total Return	7.75	%(2)	(4.01)%		6.75%		4.98%		3.93%		5.50%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$302,497		$302,869		$148,603		$103,732		$68,223		$58,823

Ratio of net investment income to average net assets	3.99	%(3)	4.27%		4.34%		4.32%		3.11%		2.79%
Ratio of expenses to average net assets (4)	0.69	%(3)	0.69%		0.69%		0.69%		0.78%		1.17%
Ratio of expenses to average net assets	0.69	%(5)(3)	0.69	%(5)	0.69	%(5)	0.69	%(5)	0.77	%(5)	1.17%

Portfolio turnover rate (6)	158	%(2)	341%		433%		411%		202%		69%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expense ratios would have been 0.72%, 0.81%, 0.83%, and 0.93% for the periods ended October 31, 2008, 2007, 2006, and 2005, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 83%, 238%, 220%, 174%, and 67% for the periods ended April 30, 2009, October 31, 2008, 2007, 2006, 2005 and 2004.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,
	April 30,
	2009		2008		2007		2006		2005		2004

Net Asset Value, beginning of period	$12.20		$13.43		$13.12		$13.38		$13.41		$13.37

Income (loss) from investment operations:
Net investment income (1)	0.26		0.57		0.61		0.60		0.47		0.41
Net realized and unrealized gain (loss) on investments	0.69		(1.04)		0.29		0.07		0.08		0.34

Total income (loss) from investment operations	0.95		(0.47)		0.90		0.67		0.55		0.75

Less distributions:
From net investment income	(0.40)		(0.76)		(0.59)		(0.82)		(0.48)		(0.48)
From net realized gains on investments	(0.13)		—		—		(0.11)		(0.10)		(0.23)

Total Distributions	(0.53)		(0.76)		(0.59)		(0.93)		(0.58)		(0.71)

Net Asset Value, end of period	$12.62		$12.20		$13.43		$13.12		$13.38		$13.41

Total Return	7.84	%(2)	(3.84)%		7.13%		5.25%		4.10%		5.82%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,025,864		$963,045		$781,006		$399,187		$141,145		$31,862

Ratio of net investment income to average net assets	4.24	%(3)	4.27%		4.61%		4.64%		3.50%		3.08%
Ratio of expenses to average net assets (4)	0.44	%(3)	0.44%		0.44%		0.44%		0.47%		0.88%
Ratio of expenses to average net assets	0.44	%(5)(3)	0.44	%(5)	0.44	%(5)	0.44	%(5)	0.47	%(5)	0.88%

Portfolio turnover rate (6)	158	%(2)	341%		433%		411%		202%		69%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expense ratios would have been 0.45%, 0.46%, 0.54%, 0.56%, and 0.65% for periods ended April 30, 2009, October 31, 2008, 2007, 2006, and 2005, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 83%, 238%, 220%, 174%, and 67% for the periods ended April 30, 2009, October 31, 2008, 2007, 2006, 2005, and 2004.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,
	April 30,
	2009		2008	2007	2006	2005	2004

Net Asset Value, beginning of period	$8.08		$11.05	$10.99	$11.93	$12.07	$11.43

Income (loss) from investment operations:
Net investment income (1)	0.38		0.68	0.76	0.68	0.73	0.70
Net realized and unrealized gain (loss) on investments	0.43		(3.00)	0.15	0.43	(0.01)	0.72

Total income (loss) from investment operations	0.81		(2.32)	0.91	1.11	0.72	1.42

Less distributions:
From net investment income	(0.60)		(0.65)	(0.68)	(1.17)	(0.71)	(0.71)
From net realized gains on investments	—		—	(0.10)	(0.88)	(0.15)	(0.07)
Return of capital	—		—	(0.07)	—	—	—

Total Distributions	(0.60)		(0.65)	(0.85)	(2.05)	(0.86)	(0.78)

Net Asset Value, end of period	$8.29		$8.08	$11.05	$10.99	$11.93	$12.07

Total Return	11.01	%(2)	(22.12)%	8.58%	10.49%	6.15%	12.87%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$259,293		$139,340	$94,348	$45,930	$36,166	$45,164

Ratio of net investment income to average net assets	9.90	%(3)	6.67%	6.89%	6.16%	6.01%	5.97%
Ratio of expenses to average net assets (4)(5)	1.01	%(3)	1.02%	1.01%	1.10%	1.28%	1.24%
Ratio of expenses to average net assets (4)(6)	1.00	%(3)	1.00%	1.00%	1.08%	1.25%	1.25%

Portfolio turnover rate	20	%(2)	28%	63%	96%	99%	93%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	On March 1, 2006, the expense cap changed from 1.25% to 1.00%.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and reimbursement of expense previously assumed by the Fund’s investment advisor.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating expenses ratios would have been 1.05%, 1.08%, 1.20%, 1.35% and 1.30% for the periods ended April 30, 2009, October 31, 2008, 2007, 2006 and 2005.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,
	April 30,
	2009		2008	2007	2006	2005	2004

Net Asset Value, beginning of period	$7.82		$10.71	$10.66	$11.61	$12.01	$11.36

Income (loss) from investment operations:
Net investment income (1)	0.37		0.69	0.77	0.70	0.78	0.73
Net realized and unrealized gain (loss) on investments	0.40		(2.90)	0.14	0.40	(0.05)	0.72

Total income (loss) from investment operations	0.77		(2.21)	0.91	1.10	0.73	1.45

Less distributions:
From net investment income	(0.61)		(0.68)	(0.68)	(1.17)	(0.98)	(0.73)
From net realized gains on investments	—		—	(0.10)	(0.88)	(0.15)	(0.07)
Return of capital	—		—	(0.08)	—	—	—

Total Distributions	(0.61)		(0.68)	(0.86)	(2.05)	(1.13)	(0.80)

Net Asset Value, end of period	$7.98		$7.82	$10.71	$10.66	$11.61	$12.01

Total Return	10.96	%(2)	(21.84)%	8.82%	10.76%	6.37%	13.28%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$406,516		$221,811	$152,769	$35,100	$7,586	$45,636

Ratio of net investment income to average net assets	10.14	%(3)	6.93%	7.15%	6.61%	6.47%	6.24%
Ratio of expenses to average net assets (4)(5)	0.76	%(3)	0.77%	0.76%	0.81%	1.03%	0.97%
Ratio of expenses to average net assets (4)(6)	0.75	%(3)	0.75%	0.75%	0.79%	1.00%	1.00%

Portfolio turnover rate	20	%(2)	28%	63%	96%	99%	93%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	On March 1, 2006, the expense cap changed from 1.00% to 0.75%.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and reimbursement of expense previously assumed by the Fund’s investment advisor.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such an action not been taken, the operating expense ratios would have been 0.79%, 0.81%, 0.92%, 1.08% and 1.04% for the periods ended April 30, 2009, October 31, 2008, 2007, 2006 and 2005.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,			Period Ended
	April 30,					October 31,
	2009		2008		2007	2006 (1)

Net Asset Value, beginning of period	$6.04		$12.66		$11.26	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.01)		(0.11)		(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.13)		(5.11)		1.51	1.29

Total income (loss) from investment operations	(0.14)		(5.22)		1.40	1.26

Less distributions:
From net realized gains on investments	—		(1.40)		—	—

Total Distributions	—		(1.40)		—	—

Net Asset Value, end of period	$5.90		$6.04		$12.66	$11.26

Total Return	(2.32	)%(3)	(45.85	)%(4)	12.43%	12.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,901		$2,021		$3,781	$2,955

Ratio of net investment loss to average net assets	(0.59	)%(5)	(1.19)%		(0.90)%	(0.99	)%(5)
Ratio of expenses to average net assets (6)	1.80	%(5)	1.80%		1.80%	1.80	%(5)

Portfolio turnover rate	145	%(3)	215%		172%	19	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24% (See Note 3)
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 4.84%, 3.80%, 3.52% and 4.52% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,			Period Ended
	April 30,					October 31,
	2009		2008		2007	2006 (1)

Net Asset Value, beginning of period	$6.05		$12.71		$11.27	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.01)		(0.08)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.12)		(5.12)		1.51	1.29

Total income (loss) from investment operations	(0.13)		(5.20)		1.44	1.27

Less distributions:
From net realized gains on investments	—		(1.46)		—	—

Total Distributions	—		(1.46)		—	—

Net Asset Value, end of period	$5.92	†	$6.05	†	$12.71	$11.27

Total Return	(2.15	)%(3)	(45.63	)%(4)	12.88%	12.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,942		$2,046		$3,677	$2,816

Ratio of net investment loss to average net assets	(0.29	)%(5)	(0.89)%		(0.60)%	(0.69	)%(5)
Ratio of expenses to average net assets (6)	1.50	%(5)	1.50%		1.50%	1.50	%(5)

Portfolio turnover rate	145	%(3)	215%		172%	19	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24% (See Note 3)
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 4.14%, 3.32%, 3.08% and 4.03% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for U.S. Microcap Fund Class I shares was $5.93 and $6.04 for the periods ended April 30, 2009 and October 31, 2008, respectively.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,		Period Ended
	April 30,				October 31
	2009		2008	2007	2006 (1)

Net Asset Value, beginning of period	$6.32		$14.13	$11.10	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.01)		(0.03)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	0.17		(4.82)	3.31	1.11

Total income (loss) from investment operations	0.16		(4.85)	3.21	1.10

Less distributions:
From net realized gains on investments	—		(2.96)	(0.18)	—

Total Distributions	—		(2.96)	(0.18)	—

Net Asset Value, end of period	$6.48		$6.32	$14.13	$11.10

Total Return	2.53	%(3)	(41.89)%	29.44%	11.00	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$3,128		$2,743	$4,339	$2,807

Ratio of net investment loss to average net assets	(0.20	)%(4)	(0.31)%	(0.85)%	(0.29	)%(4)
Ratio of expenses to average net assets (5)	1.50	%(4)	1.50%	1.50%	1.50	%(4)

Portfolio turnover rate	182	%(3)	253%	238%	13	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 3.62%, 3.21%, 2.97% and 4.22% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,		Period Ended
	April 30,				October 31,
	2009		2008	2007	2006 (1)

Net Asset Value, beginning of period	$6.33		$14.18	$11.11	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	—	(3)	— (3)	(0.06)	—
Net realized and unrealized gain (loss) on investments	0.17		(4.84)	3.32	1.11

Total income (loss) from investment operations	0.17		(4.84)	3.26	1.11

Less distributions:
From net investment income	—		—	(0.01)	—
From net realized gains on investments	—		(3.01)	(0.18)	—

Total Distributions	—		(3.01)	(0.19)	—

Net Asset Value, end of period	$6.50		$6.33	$14.18	$11.11

Total Return	2.69	%(4)	(41.70)%	29.75%	11.10	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,433		$2,450	$4,073	$2,777

Ratio of net investment income (loss) to average net assets	0.10	%(5)	(0.02)%	(0.52)%	0.01	%(5)
Ratio of expenses to average net assets (6)	1.20	%(5)	1.20%	1.20%	1.20	%(5)

Portfolio turnover rate	182	%(4)	253%	238%	13	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Rounds to less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 3.09%, 2.78%, 2.79% and 3.68% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,		Period Ended
	April 30,				October 31,
	2009		2008	2007	2006 (1)

Net Asset Value, beginning of period	$6.81		$12.74	$11.05	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.01		(0.01)	0.05	0.01
Net realized and unrealized gain (loss) on investments	(0.05)		(4.94)	1.81	1.04

Total income (loss) from investment operations	(0.04)		(4.95)	1.86	1.05

Less distributions:
From net investment income	—		—	(0.13)	—
From net realized gains on investments	—		(0.98)	(0.04)	—

Total Distributions	—		(0.98)	(0.17)	—

Net Asset Value, end of period	$6.77		$6.81	$12.74	$11.05

Total Return	(0.59	)%(3)	(41.91)%	17.16%	10.50	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,964		$2,096	$3,646	$2,887

Ratio of net investment income (loss) to average net assets	0.29	%(4)	(0.08)%	0.43%	0.52	%(4)
Ratio of expenses to average net assets (5)	1.35	%(4)	1.35%	1.35%	1.35	%(4)

Portfolio turnover rate	138	%(3)	209%	155%	11	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 3.84%, 3.10%,2.98% and 3.94% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,		Period Ended
	April 30,				October 31,
	2009		2008	2007	2006 (1)

Net Asset Value, beginning of period	$6.82		$12.76	$11.06	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.02		0.02	0.09	0.01
Net realized and unrealized gain (loss) on investments	(0.05)		(4.94)	1.80	1.05

Total income (loss) from investment operations	(0.03)		(4.92)	1.89	1.06

Less distributions:
From net investment income	—		—	(0.15)	—
From net realized gains on investments	—		(0.98)	(0.04)	—

Return of capital	—		(0.04)	—	—

Total Distributions	—		(1.02)	(0.19)	—

Net Asset Value, end of period	$6.79		$6.82	$12.76	$11.06

Total Return	(0.44	)%(3)	(41.72)%	17.47%	10.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,109		$2,226	$3,842	$2,765

Ratio of net investment income to average net assets	0.59	%(4)	0.22%	0.77%	0.22	%(4)
Ratio of expenses to average net assets (5)	1.05	%(4)	1.05%	1.05%	1.05	%(4)

Portfolio turnover rate	138	%(3)	209%	155%	11	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 3.16%, 2.62%, 2.51% and 3.46% for the periods ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class A

	Six Months
	Ended		Year Ended October 31,		Period Ended
	April 30,				October 31,
	2009		2008	2007	2006 (1)

Net Asset Value, beginning of period	$6.93		$12.84	$11.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	0.02		(0.02)	0.07	—	(3)
Net realized and unrealized gain (loss) on investments	(0.08)		(4.75)	1.85	1.10

Total income (loss) from investment operations	(0.06)		(4.77)	1.92	1.10

Less distributions:
From net investment income	—		—	(0.13)	—
From net realized gains on investments	—		(1.14)	(0.05)	—

Total Distributions	—		(1.14)	(0.18)	—

Net Asset Value, end of period	$6.87	†	$6.93	$12.84	$11.10

Total Return	(0.72	)%(4)	(40.40)%	17.47%	11.00	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,143		$2,048	$3,620	$2,780

Ratio of net investment income (loss) to average net assets	0.59	%(5)	(0.21)%	0.58%	(0.03	)%(5)
Ratio of expenses to average net assets (6)	1.30	%(5)	1.30%	1.30%	1.30	%(5)

Portfolio turnover rate	148	%(4)	214%	152%	15	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Amount was less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 3.14%, 2.93% and 3.87% for the period ended October 31, 2008, October 31, 2007 and October 31, 2006.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for U.S. Multicap Fund Class A shares was $6.88 for the period ended April 30, 2009.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class I

	Six Months
	Ended		Year Ended October 31,		Period Ended
	April 30,				October 31,
	2009		2008	2007	2006 (1)

Net Asset Value, beginning of period	$6.94		$12.86	$11.11	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.03		0.01	0.12	0.01
Net realized and unrealized gain (loss) on investments	(0.07)		(4.76)	1.84	1.10

Total income (loss) from investment operations	(0.04)		(4.75)	1.96	1.11

Less distributions:
From net investment income	—	(3)	(0.03)	(0.16)	—
From net realized gains on investments	—		(1.14)	(0.05)	—

Total Distributions	—	(3)	(1.17)	(0.21)	—

Net Asset Value, end of period	$6.90		$6.94	$12.86	$11.11

Total Return	(0.53	)%(4)	(40.26)%	17.79%	11.10	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,058		$2,328	$3,947	$2,778

Ratio of net investment income to average net assets	0.90	%(5)	0.09%	0.99%	0.27	%(5)
Ratio of expenses to average net assets (6)	1.00	%(5)	1.00%	1.00%	1.00	%(5)

Portfolio turnover rate	148	%(4)	214%	152%	15	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Rounds to less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment advisor. Had such action not been taken, the operating annualized expense ratio would have been 2.63%, 2.42% and 3.33% for the period ended October 31, 2008, October 31, 2007 and October 31, 2006.

See Notes to Financial Statements

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Artio Global Funds consist of the Artio Global Equity Fund Inc. (“Global Equity Fund”) and the Artio Global Investment Funds (the “Trust”). As of April 30, 2009, the Artio Global Funds are comprised of nine funds (each a “Fund” and together, the “Funds”).

The Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

On July 1, 2004, the Global Equity Fund changed its name from The European Warrant Fund, Inc. and converted from a closed-end, non-diversified investment company (“closed-end fund”) to an open-end diversified investment company with a different investment objective, different investment strategies, different management team and a new investment adviser (an affiliate of the Global Equity Fund’s adviser). Until the close of business on June 30, 2004, the Global Equity Fund operated as a closed-end fund and its common stock (which then comprised a single share class) was listed on the NYSE. After the close of business on June 30, 2004, all of the common stock was converted into Class A shares of the Global Equity Fund, and the Global Equity Fund began seeking to maximize total return principally through capital appreciation by investing in a diversified portfolio of equity securities of issuers located throughout the world. For periods prior thereto, all historical performance information for Class A shares reflects the Net Asset Value (NAV) performance of the Global Equity Fund’s common stock while it was a closed-end fund.

The Trust is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2009, the Trust offered eight investment funds: Artio International Equity Fund (the “International Equity Fund”), Artio International Equity Fund II (the “International Equity Fund II”), Artio Total Return Bond Fund (the “Total Return Bond Fund”), Artio Global High Income Fund (the “Global High Income Fund”), Artio U.S. Microcap Fund (the “U.S. Microcap Fund”), Artio U.S. Smallcap Fund (the “U.S. Smallcap Fund”), Artio U.S. Midcap Fund (the “U.S. Midcap Fund”) and Artio U.S. Multicap Fund (the “U.S. Multicap Fund”). Each investment fund is diversified except Total Return Bond Fund which is a non-diversified investment fund.

The International Equity Fund is closed to new shareholders (at the account level). This excludes 401(k) plans that have existing investments in the Fund through

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

related 401(k) plans and new plan participants within 401(k) plans that hold positions in the Fund. In addition, existing shareholders may continue to invest.

Each of the Funds offers multiple share classes. As of April 30, 2009, all of the Funds offered Class A and Class I shares. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

Each Fund has distinct investment objectives. Following are the objectives for the Funds:

Fund Name	Investment Objective

Global Equity Fund	Seeks to maximize total return, primarily through capital appreciation.
International Equity Fund	Seeks long term growth of capital.
International Equity Fund II	Seeks long term growth of capital.
Total Return Bond Fund	Seeks to provide total return, which consists of two components:
(1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and
(2) income received from its portfolio securities.
Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.
U.S. Microcap Fund	Seeks to achieve long term growth of capital.
U.S. Smallcap Fund	Seeks to achieve long term growth of capital.
U.S. Midcap Fund	Seeks to achieve long term growth of capital.
U.S. Multicap Fund	Seeks to achieve long term growth of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

(a) Portfolio valuation: Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Other Portfolio holdings which are traded primarily on foreign securities exchanges

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are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to the closing of a foreign exchange is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (each a “Board” and collectively, the “Boards”) or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the Boards. Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing procedures approved by the respective Board. To the extent that a Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options, swaps, and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs in determining fair value and to establish

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Quoted prices in active markets for identical investments

Level 2—	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds’ investments:

Asset Valuation Inputs

	Investments in Securities

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Global Equity Fund	$57,819,744	$6,016,655	$134,528	$63,970,927
International Equity Fund	5,346,505,809	907,669,015	276,790,993	6,530,965,817
International Equity Fund II	3,917,898,518	1,151,340,844	17,633,191	5,086,872,553
Total Return Bond Fund	—	1,421,119,418	6,275,974	1,427,395,392
Global High Income	590,582	674,965,394	31,741,004	707,296,980
U.S. Microcap Fund	3,748,412	53,945	—	3,802,357
U.S. Smallcap Fund	5,445,438	204,174	—	5,649,612
U.S. Midcap Fund	3,972,215	177,358	—	4,149,573
U.S. Multicap Fund	4,057,842	177,047	—	4,234,889

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Other Financial Instruments*

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Global Equity Fund	$351,640	$363,039	$—	$714,679
International Equity Fund	312,228,737	55,196,736	—	367,425,473
International Equity Fund II	205,656,347	40,986,599	—	246,642,946
Total Return Bond Fund	742,726	6,567	—	749,293
Global High Income	326,626	—	—	326,626
U.S. Microcap Fund	—	—	—	—
U.S. Smallcap Fund	—	—	—	—
U.S. Midcap Fund	—	—	—	—
U.S. Multicap Fund	—	—	—	—

*	Other financial instruments include futures, swaps, and foreign forward currency contracts.

Liability Valuation Inputs

	Other Financial Instruments*

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

International Equity Fund	—	(55,970,792)	—	(55,970,792)
International Equity Fund II	—	(30,240,514)	—	(30,240,514)
Global High Income Fund	(4,337,300)	—	—	(4,337,300)

*	Other financial instruments include futures and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investment in Securities

							Net change
							in unrealized
							appreciation
							(depreciation)
							from
			Realized				investments
			gain/(loss)				included
			and		Net		in earnings
	Balance		change in		transfers	Balance	still held
	as of	Accrued	unrealized	Net	in and/or	as of	as of
	October 31,	discounts/	appreciation	purchases/	(out) of	April 30,	April 30,
	2008	(premiums)	(depreciation)	(sales)	Level 3	2009	2009

Global Equity Fund	$51,158	$—	$(19,948)	$103,318	$—	$134,528	$219,534
International Equity Fund	352,534,575	—	(81,487,832)	(19,819,675)	25,563,925	276,790,993	(18,903,885)
International Equity Fund II	18,726,804	—	(566,985)	(8,237,117)	7,710,489	17,633,191	17,067,841
Total Return Bond Fund	9,241,122	—	(957,798)	(2,007,350)	—	6,275,974	(966,457)
Global High Income	20,603,030	159,876	(7,061,042)	10,246,686	7,792,454	31,741,004	(3,499,932)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investment in Securities

Net change
in unrealized
appreciation
(depreciation)
from
			Realized				investments
			gain/(loss)				included
			and		Net		in earnings
	Balance		change in		transfers	Balance	still held
	as of	Accrued	unrealized	Net	in and/or	as of	as of
	October 31,	discounts/	appreciation	purchases/	(out) of	April 30,	April 30,
	2008	(premiums)	(depreciation)	(sales)	Level 3	2009	2009

U.S. Microcap Fund	—	—	—	—	—	—	—
U.S. Smallcap Fund	—	—	—	—	—	—	—
U.S. Midcap Fund	—	—	—	—	—	—	—
U.S. Multicap Fund	—	—	—	—	—	—	—

Other Financial Instruments*

Net change
in unrealized
appreciation
(depreciation)
from
			Realized				investments
			gain/(loss)				included
			and		Net		in earnings
	Balance		change in		transfers	Balance	still held
	as of	Accrued	unrealized	Net	in and/or	as of	as of
	October 31,	discounts/	appreciation	purchases/	(out) of	April 30,	April 30,
	2008	(premiums)	(depreciation)	(sales)	Level 3	2009	2009

Global Equity Fund	$—	$—	$—	$—	$—	$—	$—
International Equity Fund	$7,659,189	—	$3,074,478	$(10,733,667)	—	—	—
International Equity Fund II	—	—	—	—	—	—	—
Total Return Bond Fund	—	—	—	—	—	—	—
Global High Income	—	—	—	—	——	—	—
U.S. Microcap Fund	—	—	—	—	—	—	—
U.S. Smallcap Fund	—	—	—	—	—	—	—
U.S. Midcap Fund	—	—	—	—	—	—	—
U.S. Multicap Fund	—	—	—	—	—	—	—

*	Other financial instruments include futures, shares and forward foreign currency contracts.

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses occuring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the adviser. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. There was no unfunded commitment at April 30, 2009.

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f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as Cash on deposit for broker.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure or protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit for broker. The Funds are

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts.

The following financial futures contracts were outstanding as of April 30, 2009:

					Notional	Net
					Current	Unrealized
	Expiration				Market	Appreciation
	Date	Contracts	Description	Position	Value	(Depreciation)

Global Equity Fund Inc.
	5/09	5	HANG SENG China Enterprises Index	Long	$291,833	$11,359
	5/09	7	HANG SENG Index	Long	694,883	22,240
(3)	5/09	135	S&P CNX NIFTY Index	Long	470,416	9,048
(3)	5/09	9	TAIEX Index	Long	327,362	9,303
(3)	6/09	8	KOSPI 200 Index	Long	551,052	90,931

						$142,881

International Equity Fund
	5/09	6,583	CAC40 10 Euro Index	Long	$272,249,000	$15,217,066
	5/09	859	HANG SENG China Enterprises Index	Long	50,136,920	1,632,546
	5/09	1,356	HANG SENG Index	Long	134,608,827	4,243,450
(3)	5/09	14,634	S&P CNX NIFTY Index	Long	50,993,063	980,754
(3)	5/09	3,843	TAIEX Index	Long	139,783,482	3,972,414
(1)	6/09	2,159	BOVESPA Index	Long	47,881,550	1,957,656
	6/09	1,428	DAX Index	Long	226,998,185	14,693,710
	6/09	22,890	DJ Euro STOXX 50 Index	Long	970,457,584	28,826,632
	6/09	8,634	FTSE 100 Index	Long	538,237,666	32,211,565
(1)	6/09	2,623	KOSPI 200 Index	Long	180,676,247	11,966,980
(3)	6/09	2,473	KOSPI 200 Index	Long	169,173,032	17,351,020
	6/09	514	NIKKEI 225 Index	Long	46,287,950	9,709,499
	6/09	1,615	S&P/ASX 200 Index	Long	111,712,769	6,430,634
	6/09	692	S&P/TSX 60 Index	Long	65,687,871	5,937,323
(1)	6/09	1,609	Swiss Market Index	Long	73,686,676	3,551,001
	6/09	6,350	TOPIX Index	Long	542,801,240	95,813,132
(2)	6/09	(1,286)	WIG 20 Index	Short	(6,865,764)	(1,195,446)
(4)	6/09	(3,548)	WIG 20 Index	Short	(18,958,264)	(3,034,346)

						$250,265,590

International Equity Fund II
	5/09	4,926	CAC40 10 Euro Index	Long	$203,721,490	$11,332,339
	5/09	1,051	HANG SENG China Enterprises Index	Long	61,343,310	1,998,477
	5/09	1,126	HANG SENG Index	Long	111,776,946	3,521,819
(3)	5/09	15,420	S&P CNX NIFTY Index	Long	53,731,928	1,033,430
(3)	5/09	2,794	TAIEX Index	Long	101,627,648	2,888,089
(1)	6/09	1,820	BOVESPA Index	Long	40,363,326	1,607,296
	6/09	1,079	DAX Index	Long	171,520,337	11,289,754
	6/09	19,299	DJ Euro STOXX 50 Index	Long	776,730,077	26,231,245
	6/09	6,168	FTSE 100 Index	Long	384,508,909	22,823,601
(1)	6/09	1,715	KOSPI 200 Index	Long	118,131,820	7,478,028
(3)	6/09	2,152	KOSPI 200 Index	Long	146,511,009	13,683,486

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

					Notional	Net
					Current	Unrealized
	Expiration				Market	Appreciation
	Date	Contracts	Description	Position	Value	(Depreciation)

	6/09	350	NIKKEI 225 Index	Long	31,519,032	6,611,526
	6/09	1,208	S&P/ASX 200 Index	Long	83,559,768	4,577,475
	6/09	509	S&P/TSX 60 Index	Long	48,316,657	4,407,005
(1)	6/09	1,127	Swiss Market Index	Long	51,612,731	2,494,651
	6/09	4,562	TOPIX Index	Long	389,962,088	65,442,378
(2)	6/09	(2,449)	WIG 20 Index	Short	(13,074,849)	(2,174,219)
(4)	6/09	(973)	WIG 20 Index	Short	(5,194,703)	(865,746)

						$184,380,634

Total Return Bond Fund
	6/09	(512)	US Treasury 30 Year Bond	Short	$(62,752,000)	$390,291

(1)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Credit Suisse.

(2)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Deutsche Bank.

(3)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Merrill Lynch.

(4)	Swap transaction on futures indices for each of the respective Funds with a counterparty of UBS.

The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gain/loss on financial futures in the Statement of Operations.

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

The Global Equity Fund, International Equity Fund, International Equity Fund II and Global High Income Fund had the following transactions in written options during the period ended April 30, 2009:

Global Equity Fund	Number of contracts	Premium received

Options outstanding as of October 31, 2008	46,615	$6,561
Options written	23,768	7,849
Options expired	(50,615)	(10,238)
Options closed	(19,768)	(4,172)

Options outstanding as of April 30, 2009	0	$0

International Equity Fund	Number of contracts	Premium received

Options outstanding as of October 31, 2008	11,551,419	$4,290,820
Options written	59,476,263	67,625,151
Options expired	(23,896,035)	(13,034,455)
Options closed	(47,131,647)	(58,881,516)

Options outstanding as of April 30, 2009	0	$0

International Equity II Fund	Number of contracts	Premium received

Options outstanding as of October 31, 2008	6,292,270	$2,297,798
Options written	35,811,376	39,833,985
Options expired	(13,932,000)	(9,000,595)
Options closed	(28,171,646)	(33,131,188)

Options outstanding as of April 30, 2009	0	$0

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund	Number of contracts	Premium received

Options outstanding as of October 31, 2008	0	$0
Options written	240,000	149,261
Options expired	0	0
Options closed	(240,000)	(149,261)

Options outstanding as of April 30, 2009	0	$0

i) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Asset and

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.

The Global Equity Fund, International Equity Fund, International Equity Fund II and Global High Income Fund, had entered into the following swap transactions as of April 30, 2009.

Global Equity Fund—Total Return Swaps

Notional				Payments	Payments	Net
Market		Expiration		Made	Received	Unrealized
Value	Currency	Date	Counterparty	by fund	by fund	Appreciation

493,471	EUR	NA	Deutsche Bank AG	EUR LIBOR times notional amount of 2,930 units of the Dow Jones Europe STOXX Banks Index	Total return on a basket of securities from the Dow Jones Europe STOXX Banks Index	$195,715

$195,715

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund—Total Return Swaps

Notional				Payments	Payments	Net
Market		Expiration		Made	Received	Unrealized
Value	Currency	Date	Counterparty	by fund	by fund	(Depreciation)

(66,343,539)	USD	NA	Deutsche Bank AG	Total return on a basket of securities from the MSCI Emerging Markets Index	EUR LIBOR times notional amount of 58,239 units of the MSCI Emerging Markets Index	$(43,260,809)
(9,085,039)	EUR	NA	Deutsche Bank AG	Total return on a basket of securities from the CECE EUR Index	EUR LIBOR times notional amount of 7,243 units of the CECE EUR Index	(3,634,129)
27,910,899	EUR	NA	Deutsche Bank AG	EUR LIBOR times notional amount of 165,722 units of the Dow Jones Europe STOXX Banks Index	Total return on a basket of securities from the Dow Jones Europe STOXX Banks Index	(2,734,481)
(6,540,916)	USD	NA	Deutsche Bank AG	Total return on a basket of securities from the MSCI Hungary Index	EUR LIBOR times notional amount of 13,342 units of the MSCI Hungary Index	(1,932,801)
(10,420,914)	PLN	NA	UBS AG	Total return on a basket of securities from the Warsaw WIG Index	PLN - WIBOR-WIBO times notional amount of 5,501 units of the Warsaw WIG Index	(178,780)

						$(51,741,000)

International Equity II Fund—Total Return Swaps

Notional				Payments	Payments
Market		Expiration		Made	Received	Net Unrealized
Value	Currency	Date	Counterparty	by fund	by fund	(Depreciation)

(30,829,087)	USD	NA	Deutsche Bank AG	Total return on a basket of securities from the MSCI Emerging Markets Index	EUR LIBOR times notional amount of 27,063 units of the MSCI Emerging Markets Index	$(27,018,973)
20,368,378	EUR	NA	Deutsche Bank AG	EUR LIBOR times notional amount of 120,938 units of the Dow Jones Europe STOXX Banks Index	Total return on a basket of securities from the Dow Jones Europe STOXX Banks Index	(76,050)
(6,140,385)	PLN	NA	UBS AG	Total return on a basket of securities from the Warsaw WIG Index	EUR LIBOR times notional amount of 3,247 units of the Warsaw WIG Index	(105,526)

						$(27,200,549)

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund—Credit Default Swaps on Credit Indices—Sell Protection (1)

	Fixed-Deal			Original	Current		Upfront
Reference	Received	Maturity		Notional	Notional	Market	Premiums	Unrealized
Obligation	Rate	Date	Counterparty	Amount(2)	Amount	Value(3)	Paid/(Received)	(Depreciation)

CDX.NA.HY-9 (T)	3.75%	12/20/2012	Credit Suisse	$5,000,000	$4,550,000	$3,665,594	$380,208	$(884,406)
CDX.NA.HY-9 (T)	3.75%	12/20/2012	Credit Suisse	2,000,000	1,820,000	1,466,238	216,769	(353,762)
CDX.NA.HY-9 (T)	3.75%	12/20/2012	Goldman Sachs	1,000,000	910,000	733,119	107,147	(176,881)
CDX.HY-10 (T)	5.00%	6/20/2013	Merrill Lynch	5,000,000	4,600,000	3,769,125	156,944	(830,875)
CDX.HY-12 (T)	5.00%	6/20/2014	JP Morgan	5,000,000	3,634,375	3,904,312	1,315,625	269,937
CDX.HY-12 (T)	5.00%	6/20/2014	UBS	5,000,000	3,653,819	3,904,312	1,296,181	250,493

				23,000,000				(1,725,494)

T – The Fund entered into this contract for speculative purposes.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer if credit event as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

j) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management LLC (formerly Julius Baer Investment Management LLC, (“Artio Global Management” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in U.S. Treasury Bills. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

At a meeting of the Boards of the Funds on April 15, 2009, the Boards approved the reinstatement of the Funds’ securities lending program. The Boards had previously suspended the securities lending program on December 17, 2008. As of April 30, 2009, there were no securities on loan.

The security lending income net of the loan rebate fee for Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund amounted to $34,181, $2,755,381, $1,789,683, $256, $64, $48 and $39, respectively, for the period ended April 30, 2009 and is included in securities lending income in the statement of operations.

k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

l) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. Total Return Bond Fund and Global High Income Fund declare and pay dividends monthly. International Equity Fund, International Equity Fund II, Global Equity Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund declare and pay dividends from net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

m) Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

The Funds have adopted FIN 48 and it has been determined that there is no impact on the financial statements for the open tax years of 2008 through 2006. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

3.	Investment Advisory Fee and Other Transactions

Artio Global Management LLC serves as the Funds’ investment adviser. Artio Global receives advisory fees, based on average net assets, at the following rates:

Global Equity Fund	0.90%
International Equity	0.90% of the first 7.5 billion
0.88% of the next 2.5 billion
0.85% of any in excess of 10 billion
International Equity II	0.90% of the first 7.5 billion
0.88% of the next 2.5 billion
0.85% of any in excess of 10 billion
Total Return Bond Fund	0.35%
Global High Income Fund	0.65%
U.S. Microcap Fund	1.25%
U.S. Smallcap Fund	0.95%
U.S. Midcap Fund	0.80%
U.S. Multicap Fund	0.75%

Effective May 1, 2008, the Adviser agreed to waive a portion of its management fee for each of the Funds at the annual rate of 0.005% of the respective Funds’ average daily net assets. This waiver may be terminated at anytime by the Funds’ Boards.

The Adviser has contractually agreed to reimburse certain expenses of the Funds listed in the table below, through February 27, 2010, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average daily net assets are limited (the “Expense Limit”) as specified in the table below. Acquired Fund Fees and Expenses are excluded from this calculation. Any Fund with a reimbursement plan has agreed to allow the Adviser to recoup expenses reimbursed to each Fund provided that repayment does not cause each of the Fund’s annual operating expenses to exceed the Expense Limit in place at the time of the reimbursement. Any such recoupment must be made within three years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement made to each Fund by the Adviser for the period ended April 30, 2009 and the Adviser’s potential recoupment as of April 30, 2009.

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Total			Total
			Expenses		Expenses	Expenses
			Eligible for	Expenses	Recouped	Eligible for
	Expense Limitations		Recoupment -	Waived -	or Expired-	Recoupment -
			Beginning	Current	Current	April 30,
Fund	Class A	Class I	of Period	Period	Period	2009

Global Equity Fund	1.40%	1.15%	$1,055,270	$171,817	$—	$1,227,087
Total Return Bond Fund	0.69%	0.44%	1,291,538	94,920	66,742	1,319,716
Global High Income Fund	1.00%	0.75%	609,645	71,066	943	679,768
U.S. Microcap Fund	1.80%	1.50%	266,555	45,115	—	311,670
U.S. Smallcap Fund	1.50%	1.20%	267,455	43,030	—	310,485
U.S. Midcap Fund	1.35%	1.05%	249,262	40,330	—	289,592
U.S. Multicap Fund	1.30%	1.00%	250,831	41,627	—	292,458

The expenses eligible for recoupment at April 30, 2009 are set to expire as follows:

		Expire
Fund	Amount	October 31,

Global Equity Fund	$422,846	2009
	377,251	2010
	255,173	2011
	171,817	2012
Total Return Bond Fund	$319,999	2009
	698,492	2010
	206,305	2011
	94,920	2012
Global High Income Fund	$142,904	2009
	301,788	2010
	164,010	2011
	71,066	2012
U.S. Microcap Fund	$37,233	2009
	115,922	2010
	113,400	2011
	45,115	2012
U.S. Smallcap Fund	$37,032	2009
	114,682	2010
	115,741	2011
	43,030	2012
U.S. Midcap Fund	$35,848	2009
	108,233	2010
	105,181	2011
	40,330	2012
U.S. Multicap Fund	$35,018	2009
	107,939	2010
	107,874	2011
	41,627	2012

During the six month period ending April 30 2009, the Adviser made payments to the International Equity Fund and International Equity II Fund for certain transaction related losses in the amount of $534,501 and $13,524, respectively. These

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

amounts were recorded by each of the funds as realized gain on the Statement of Operations.

During the period, the Fund announced that due to an accounting error in one of the positions held within the Artio International Equity Fund, the NAV for this Fund was restated and shareholder activity would be reprocessed for the period commencing October 9, 2008 through November 20, 2008 (“Reprocessing Period”).

As of October 31, 2008, this error represented an overstatement of $0.15 per share for each share class, which was the equivalent of 0.61% of the NAV for Class A and 0.61% for Class I. As a result, in accordance with the Funds’ Valuation Policy, shareholder purchases and redemptions between these dates were repossessed.

To minimize the inconvenience to its shareholders, the Fund and or its Agents may whenever possible adjust the underlying shareholder’s current positions in the Fund rather than have the shareholder physically return such monies. As detailed in a Settlement Agreement and Mutual Release (“Agreement”), to date, the Fund’s Custodian has reimbursed the Fund in the amount of $3,345,270.

Additionally, the Global Equity Fund and the International Equity Fund II had invested a portion of their respective assets in the same position, but over a shorter time period. As a result, the accounting error did not require either the Global Equity Fund or International Equity Fund II to restate its NAV or reprocess the shareholder activity. Under the Agreement the Global Equity and the International Equity Fund II were reimbursed $57 and $69,813, respectively.

The Funds entered into expense offset arrangements as part of their custody agreement with State Street Bank and Trust Company (“State Street”). Under this agreement, the custody fees for the Global Equity Fund, International Equity Fund, International Equity Fund II, and Global High Income Fund were reduced by $1,277, $3,637,539, $1,647,206, and $12,314 respectively, for the six month period ended April 30, 2009. These amounts may vary significantly over time, based on the Adviser’s decisions and current interest rates from market to market regarding cash positions held in the Funds.

4.	Distribution and Shareholder Services Plans

The Funds have adopted certain Distribution and Shareholder Services Plans (collectively the “Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund’s Class A shares may compensate certain financial institutions, including the Distributor, for certain distribution, shareholder servicing, administrative and accounting services. The Funds Class A shares may expend an aggregate

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A shares. The Adviser may pay additional marketing and other distribution costs out of its profits.

Quasar Distributors, LLC (“Quasar” or “Distributor”) is the Distributor of the Funds’ shares.

Under their terms, the Funds’ Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Boards’ members and a majority of those Boards’ members who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

The International Equity Fund is closed to new shareholders (at the account level), as a result, all 12b-1 payments made by the International Equity Fund are only to compensate certain financial intermediaries for shareholder servicing and/or asset retention.

5.	Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and paydowns, during the period ended April 30, 2009 were as follows:

	Cost of	Proceeds
	Purchases	From Sales

Global Equity Fund	$119,718,275	$116,743,770
International Equity Fund	7,642,941,077	10,299,302,177
International Equity Fund II	6,236,227,965	6,795,755,410
Total Return Bond Fund	2,052,250,058	2,016,329,029
Global High Income Fund	373,104,530	81,102,120
U.S. Microcap Fund	4,824,755	5,067,142
U.S. Smallcap Fund	8,317,825	8,190,317
U.S. Midcap Fund	5,044,232	5,340,778
U.S. Multicap Fund	5,571,830	5,806,977

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2009 were $1,095,044,613 and $897,421,048 respectively for the Total Return Bond Fund.

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

At April 30, 2009, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)

Global Equity Fund	$67,814,917	$3,658,268	$(7,502,258)	$(3,843,990)
International Equity Fund	7,364,310,935	799,589,173	(1,632,934,291)	(833,345,118)
International Equity Fund II	5,676,613,344	424,928,015	(1,014,668,806)	(589,740,791)
Total Return Bond Fund	1,432,789,080	27,390,471	(32,784,159)	(5,393,688)
Global High Income Fund	758,427,824	29,733,790	(80,864,634)	(51,130,844)
U.S. Microcap Fund	3,642,329	462,218	(302,190)	160,028
U.S. Smallcap Fund	5,326,452	480,238	(157,078)	323,160
U.S. Midcap Fund	3,950,906	303,211	(104,544)	198,667
U.S. Multicap Fund	4,025,745	333,833	(124,689)	209,144

6.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended April 30, 2009, is set forth below:

International Equity Fund

	Shares Held	Purchases	Sales	Dividend	Market Value
Affiliate	April 30, 2009	(Cost)	(Proceeds)	Income	April 30, 2009

AIK Banka	399,974	$—	$268,666	$—	$9,219,044
Alfa Cement	437,925	—	—	—	25,023,034
Bank Forum	8,916,599	—	—	—	4,486,339
Bank of Georgia Registered Shares Sponsored GDR	2,190,670	—	—	—	8,762,680
Cemacon SA	11,468,246	—	46,177	—	336,673
Chimimport AD	10,693,367	230,274	—	—	16,660,284
Clear Media	30,866,602	—	—	—	9,319,542
Dragon Ukrainian Properties & Development	12,382,906	—	528,902	—	8,027,682
DZI Insurance	354,861	—	—	—	4,706,641
Grupa Kety	462,284	2,189,730	4,002,908	—	9,906,928
Impact Developer & Contractor	16,912,495	—	—	—	1,969,983
Marseille-Kliniken AG	723,632	—	—	210,229	5,120,445
Polska Grupa Farmaceutyczna	1,071,000	—	—	—	9,954,947
Siderurgica Venezolana Sivensa SACA	2,847,910	—	—	5,102,819	17,904,711
Sparki Eltos Lovetch	1,425,011	—	—	—	1,629,411
Tigar ad Pirot	120,631	—	82,626	—	723,352
Toza Markovic ad Kikinda	78,160	—	—	—	2,998,889
Ukrinbank	1,153,346,022	—	—	—	1,450,750
Veropharm	524,691	—	528,096	—	10,756,166
Zambeef Products	9,363,990	—	—	114,022	4,972,030

					$153,929,531

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.	Shares of Beneficial Interest

The Global Equity Fund may issue 50,000,000,000 shares of beneficial interest with a par value of $.001 per share. The Funds of the Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Funds were as follows:

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

Global Equity Fund
Class A
Sold	88,109	$2,182,119	213,529	$8,996,828
Issued as reinvestment of dividends	1,750	45,354	1,277	57,112
Redeemed	(129,660)	(3,254,193)	(454,838)	(17,578,810)

Net increase (decrease)	(39,801)	$(1,026,720)	(240,032)	$(8,524,870)

Class I
Sold	340,191	$8,389,003	661,474	$24,168,382
Issued as reinvestment of dividends	14,785	385,162	5,045	227,284
Redeemed	(241,879)	(5,916,935)	(502,215)	(20,218,769)

Net increase (decrease)	113,097	$2,857,230	164,304	$4,176,897

Class R*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	2	20
Redeemed	—	—	(103)	(597)

Net increase (decrease)	—	$—	—	$433

Consultant Class*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	2	20
Redeemed	—	—	(103)	(596)

Net increase (decrease)	—	$—	—	$434

*	Commenced operations on November 1, 2007. The Class R and Consultant Class Shares liquidated on October 31, 2008.

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

International Equity Fund
Class A
Sold	10,670,518	$233,251,784	22,329,764	$893,997,235
Issued as reinvestment of dividends	3,490,630	82,972,280	28,715,963	1,246,272,637
Redeemed	(43,056,830)	(940,553,618)	(74,997,709)	(2,716,330,531)

Net increase (decrease)	(28,895,682)	$(624,329,554)	(23,951,982)	$(576,060,659)

Class I
Sold	23,727,999	$534,611,375	34,731,038	$1,392,012,727
Issued as reinvestment of dividends	5,082,713	123,510,037	33,950,536	1,508,761,824
Redeemed	(64,310,885)	(1,448,932,277)	(82,642,503)	(3,020,676,534)

Net increase (decrease)	(35,500,173)	$(790,810,865)	(13,960,929)	$(119,901,983)

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

International Equity Fund II
Class A
Sold	87,865,558	$815,953,040	86,522,110	$1,321,755,001
Issued as reinvestment of dividends	5,260,275	51,235,076	2,387,716	40,734,425
Redeemed	(61,726,804)	(542,306,066)	(68,137,550)	(970,647,441)

Net increase (decrease)	31,399,029	$324,882,050	20,772,276	$391,841,985

Class I
Sold	194,400,065	$1,711,971,149	225,311,872	$3,516,468,830
Issued as reinvestment of dividends	12,721,347	124,414,774	7,898,082	135,373,131
Redeemed	(145,637,636)	(1,331,969,069)	(143,668,332)	(2,033,638,610)

Net increase (decrease)	61,483,776	$504,416,854	89,541,622	$1,618,203,351

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

Total Return Bond Fund
Class A
Sold	7,198,660	$89,997,613	22,187,304	$299,005,628
Issued as reinvestment of dividends	933,905	11,764,808	973,094	12,878,273
Redeemed	(9,042,809)	(112,996,721)	(9,425,059)	(125,593,971)

Net increase (decrease)	(910,244)	$(11,234,300)	13,735,339	$186,289,930

Class I
Sold	18,808,620	$234,301,642	54,377,946	$721,424,984
Issued as reinvestment of dividends	1,887,515	23,716,097	2,565,202	33,841,801
Redeemed	(18,371,714)	(229,249,545)	(36,114,546)	(477,662,128)

Net increase (decrease)	2,324,421	$28,768,194	20,828,602	$277,604,657

Class R*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	5	54
Redeemed	—	—	(106)	(961)

Net increase (decrease)	—	$—	—	$103

Consultant Class*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	6	55
Redeemed	—	—	(107)	(959)

Net increase (decrease)	—	$—	—	$106

*	Commenced operations on November 1, 2007. The Class R and Consultant Class Shares liquidated on October 31, 2008.

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

Global High Income Fund
Class A
Sold	23,621,148	$181,110,291	18,985,704	$193,918,312
Issued as reinvestment of dividends	1,760,406	13,283,785	725,640	7,217,074
Redeemed	(11,331,262)	(87,337,067)	(11,012,900)	(110,526,895)

Net increase (decrease)	14,050,292	$107,057,009	8,698,444	$90,608,491

Class I
Sold	29,913,001	$221,937,103	23,134,088	$229,788,508
Issued as reinvestment of dividends	2,142,359	15,580,426	687,008	6,481,358
Redeemed	(9,517,471)	(70,236,204)	(9,710,002)	(95,113,250)

Net increase (decrease)	22,537,889	$167,281,325	14,111,094	$141,156,616

Consultant Class*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	6	56
Redeemed	—	—	(107)	(783)

Net increase (decrease)	—	$—	—	$283

*	Commenced operations on November 1, 2007. The Class R and Consultant Class Shares liquidated on October 31, 2008.

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

U.S. Microcap Fund
Class A
Sold	6,744	$33,908	12,154	$103,338
Issued as reinvestment of dividends	—	—	39,993	414,730
Redeemed	(19,235)	(96,515)	(16,112)	(133,056)

Net increase (decrease)	(12,491)	$(62,607)	36,035	$385,012

Class I
Sold	10,562	$50,865	23,016	$202,765
Issued as reinvestment of dividends	—	—	40,439	418,948
Redeemed	(20,756)	(99,490)	(14,688)	(121,945)

Net increase (decrease)	(10,194)	$(48,625)	48,767	$499,768

Consultant Class*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	18	149
Redeemed	—	—	(119)	(565)

Net increase (decrease)	—	$—	—	$594

*	Commenced operations on November 1, 2007. The Class R and Consultant Class Shares liquidated on October 31, 2008.

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

U.S. Smallcap Fund
Class A
Sold	74,606	$447,991	67,439	$612,375
Issued as reinvestment of dividends	—	—	90,635	890,036
Redeemed	(25,986)	(128,875)	(30,853)	(303,461)

Net increase (decrease)	48,620	$319,116	127,221	$1,198,950

Class I
Sold	12,779	$68,158	21,224	$217,869
Issued as reinvestment of dividends	—	—	90,229	886,050
Redeemed	(25,565)	(133,462)	(11,558)	(100,410)

Net increase (decrease)	(12,786)	$(65,304)	99,895	$1,003,509

Consultant Class*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	49	306
Redeemed	—	—	(150)	(601)

Net increase (decrease)	—	$—	—	$715

*	Commenced operations on November 1, 2007. The Class R and Consultant Class Shares liquidated on October 31, 2008.

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

U.S. Midcap Fund
Class A
Sold	1,485	$8,912	11,654	$108,818
Issued as reinvestment of dividends	—	—	25,213	278,853
Redeemed	(19,138)	(116,685)	(15,219)	(127,026)

Net increase (decrease)	(17,653)	$(107,773)	21,648	$260,645

Class I
Sold	8,489	$49,165	11,498	$115,045
Issued as reinvestment of dividends	—	—	27,451	303,338
Redeemed	(24,366)	(137,789)	(13,475)	(132,880)

Net increase (decrease)	(15,877)	$(88,624)	25,474	$285,503

Consultant Class*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	12	102
Redeemed	—	—	(113)	(597)

Net increase (decrease)	—	$—	—	$515

*	Commenced operations on November 1, 2007. The Class R and Consultant Class Shares liquidated on October 31, 2008.

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount

U.S. Multicap Fund
Class A
Sold	19,760	$114,763	6,115	$63,447
Issued as reinvestment of dividends	—	—	28,979	317,605
Redeemed	(3,719)	(21,674)	(21,498)	(222,137)

Net increase (decrease)	16,041	$93,089	13,596	$158,915

Class I
Sold	6,850	$42,081	6,843	$66,622
Issued as reinvestment of dividends	96	576	32,720	358,288
Redeemed	(44,149)	(264,261)	(11,166)	(102,924)

Net increase (decrease)	(37,203)	$(221,604)	28,397	$321,986

Consultant Class*
Sold	—	$—	101	$1,010
Issued as reinvestment of dividends	—	—	14	120
Redeemed	—	—	(115)	(612)

Net increase (decrease)	—	$—	—	$518

*	Commenced operations on November 1, 2007. The Class R and Consultant Class Shares liquidated on October 31, 2008.

Through seed capital contributions by Julius Baer Group, an affiliate of the Adviser, ownership of beneficial shares outstanding at April 30, 2009 were:

Fund	% Ownership

U.S. Microcap Fund - Class A shares	88.10%
U.S. Microcap Fund - Class I shares	86.97%
U.S. Smallcap Fund - Class A shares	68.40%
U.S. Smallcap Fund - Class I shares	88.66%
U.S. Midcap Fund - Class A shares	94.84%
U.S. Midcap Fund - Class I shares	88.94%
U.S. Multicap Fund - Class A shares	89.63%
U.S. Multicap Fund - Class I shares	94.02%

9.	Line of Credit

On September 28, 2005, Global Equity Fund, Total Return Bond Fund and Global High Income Fund (the “Borrowers”) entered into a Credit Agreement, as amended (the “Agreement”) with State Street Bank and Trust Company. The Agreement is a $25,000,000 revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Total Return Bond Fund and Global High Income Fund may draw up to $10,000,000 and the Global Equity Fund may draw up to $5,000,000. The Borrowers will pay interest on the principal amount of the Loans outstanding at a floating rate per annum equal to the Federal Funds Rate plus 0.75%. In addition,

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Borrowers shall pay to the State Street Bank and Trust Company an annual commitment fee, in connection with the establishment and maintenance of the credit facility, at the rate of 0.10% per annum on any undrawn on amount. The Global Equity Fund, Total Return Bond Fund and Global High Income Fund did not utilize the Agreement during the six months ended April 30, 2009. As of April 30, 2009 Global Equity Fund, Total Return Bond Fund and Global High Income Fund had unused available balances of $5,000,000, $10,000,000 and $10,000,000 pursuant to the line of credit.

10.	Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for, their effect on the Funds’ financial position, performance and cash flows and how and why the Funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Artio Global Funds  ï  2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

11.	Subsequent Events

Effective June 17, 2009, the Credit Agreement with State Street was amended. The Adviser requested the removal to the Total Return Bond Fund and the Global Equity Fund from the list of eligible Borrowers. The amount of the Agreement was also increased from $25,000,000 to $40,000,000. Additionally, the terms that the Borrower will pay interest on the principal amount of the Loan outstanding has changed from a the outstanding at the floating rate per annum equal to Federal Funds Rate plus 0.75% to interest at a variable rate per annum equal to the Overnight Rate (the higher of the Federal Funds Rate as in that day or the Overnight LIBOR Rate as in effect on the date). The rate that the Borrower will pay State Street the annual commitment fee has changed from the rate of 0.10% per annum to 0.15% per annum on any undrawn amount.

At the June 17, 2009 meeting of the Funds’ Boards, the Funds were authorized by the Boards to secure an amended Credit Agreement in the aggregate amount of $250,000,000 which will include all of the Artio Global Funds. It is anticipated that that this line of credit will be available after the customary review and approval period by State Street Bank and Trust Company and the Funds.

Artio Global Funds  ï  2009 Semi-Annual Report

Investment Advisory Agreements (Unaudited)

At a meeting held on April 15, 2009, the Board of Trustees of the Artio Global Investment Funds and the Board of Directors of the Artio Global Equity Fund Inc. (each a “Board” and collectively the “Boards”) approved the Investment Advisory Agreements (each an “Agreement” and collectively the “Agreements”) with the adviser for each of the International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, U.S. Multicap Fund and Global Equity Fund (each a “Fund” and collectively the “Funds”).

In determining whether to approve the Agreements, the Boards, including all of the Trustees and Directors who are not interested persons under the Investment Company Act of 1940, as amended, (the “Independent Board Members”), reviewed and considered, among other items: (1) a guide from independent counsel setting forth each Board’s fiduciary duties and responsibilities and the factors each Board should consider in its evaluation of the renewals of the Agreements; (2) comparative information, comparing each Fund’s advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser’s complete Form ADV; (4) the Adviser’s Financial Statements for December 31, 2007; and (5) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser’s services provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the advisory fee arrangements with the Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser’s financial information and profitability analysis related to providing service to the Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the Funds; (xi) outstanding lawsuits; (xii) breakpoints; and (xiii) the extent to which economies of scale are relevant to the Funds.

In determining whether to approve the Agreements, the Boards, including the Independent Board Members, reviewed and considered the materials presented at the April 15, 2009 meeting of the Boards. The Boards discussed the written materials and the Adviser’s presentations and deliberated on the approval of the Agreements in light of this information. In their deliberations, the Boards did not identify any single piece of information that was all important or controlling, but gave significant weight to the relative investment performance of each Fund along with consideration of the other relevant factors.

Artio Global Funds  ï  2009 Semi-Annual Report

Investment Advisory Agreements (Unaudited) (Continued)

The Boards, including the Independent Board Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of services provided by the Adviser in advising the Funds; the advisory fees for each Fund are reasonable as compared to the median and the average fees paid by comparable funds in their respective peer groups; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable as compared to the median and average expenses paid by comparable funds in each Fund’s respective peer group; the performance of the Funds is reasonable in comparison with each Fund’s respective benchmark indices and other mutual funds in its respective peer group; the profitability of the Adviser for advisory services, based on the advisory fees, seems reasonable based on the data provided; and the benefits derived by the Adviser from managing the Funds, including how each uses soft dollars and the ways in which each conducts portfolio transactions and selects brokers is reasonable.

Based upon the Boards’ deliberations and evaluation of the information described above, the Boards, including the Independent Board Members, determined that the renewal terms of each Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

Artio Global Funds  ï  2009 Semi-Annual Report

ADDITIONAL INFORMATION PAGE (Unaudited)

1.	Proxy Voting Policies

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, (1) on the Fund’s website www.artiofunds.com and (2) on the SEC’s Securities and Exchange Commission website www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available via the methods noted above.

2.	Quarterly Filing Requirements

A Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov or on the Funds’ website at www.artiofunds.com.

A Fund’s forms N-Q may be reviewed and copied at the Commissions’s Public Reference Room in Washington, DC. Information regarding the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Artio Global Funds  ï  2009 Semi-Annual Report

ARTIO GLOBAL FUNDS
330 Madison Avenue New
York, New York 10017
This report is sent to shareholders of the Artio Global Equity Fund Inc. and the Artio Global Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in the report.
www.artiofunds.com

Item 2. Code of Ethics.
     Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this filing.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to this filing.
Item 6. Schedule of Investments
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to this registrant.
Item 8. Portfolio Managers of Closed-end Management Investment Companies.
     Not applicable to this registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to this registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)	(1) Not applicable.
(2)	Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(3)	Not applicable
(b)	Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artio Global Investment Funds
By:	/s/ Anthony Williams
Anthony Williams
President

Date: July 2, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams
Anthony Williams
President

Date: July 2, 2009

By:	/s/ Craig Giunta
Craig Giunta
Chief Financial Officer

Date: July 2, 2009